2015 Annual Report

RiverSource® Innovations Select Variable Annuity

This wrapper contains:

•	2015 Annual Report for RiverSource® Innovations Select Variable Annuity

•	Supplements dated May 1, 2016 for RiverSource® Innovations Select Variable Annuity® Prospectus dated April 29, 2013

45313 CA (5/16)	Issued by: RiverSource Life Insurance Co. of New York

Prospectus Supplement dated May 1, 2016
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29,2013)	S-6515 CA (5/16)	S-6517 CA (5/16)
2.	RiverSource® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16)	140464 CA (5/16)
3.	RiverSource® Retirement Advisor 4 Advantage Variable Annuity/Retirement Advisor 4 Select Variable Annuity/Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
4.	RiverSource® Retirement Advisor Advantage Plus Variable Annuity/Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
5.	Evergreen New Solutions Select Variable Annuity	45308 CA (5/16)
6.	Evergreen PathwaysSelect Variable Annuity	45309 CA (5/16)
7.	RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
8.	RiverSource® Builder Select Variable Annuity	S-6189 CA (5/16)
9.	RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
10.	RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
11.	RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
12.	RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
13.	RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
14.	RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
15.	Wells Fargo Advantage Choice Select Variable Annuity	45305 CA (5/16)
16.	Wells Fargo Advantage Select Variable Annuity	45302 CA (5/16)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

This supplement describes changes to the fees for certain riders.

Effective on or about July 1, 2016, the fees for the Accumulation Protector Benefit rider or Accumulation Benefit rider are changed for elective step-up or the elective spousal continuation step-up requests.

The following changes are made to the prospectuses listed in the table above:

I.	For products 1 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus:

Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.

Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
2.00%	1.30%	1.00%	1.30%

1

II. For products 2 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Charge” sections of the prospectus:

Current annual rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to 10/04/2010	1.75%	1.25%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
10/04/2010 - 11/13/2011	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
11/14/2011 and later	1.75%	1.75%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

III. For products 3 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” sections of the prospectus:

Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Contract purchase date	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to 1/26/2009	2.50%	0.60%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

1/26/2009 - 5/31/2009	2.50%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

11/09/2009 - 10/03/2010	2.50%	1.25%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

10/04/2010 and later	2.50%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

IV. For products 4 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Accumulation Benefit Rider Fee” sections of the prospectus:

2

Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
2.50%	0.60%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

V. For products 5, 6, 11, 15 and 16 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Benefit Rider Fee” sections of the prospectus:

		If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

VI. For products 7 and 9 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:

Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

3

VII. For products 8, 10, 12, 13, and 14 listed in the table on page 1 of this supplement, the following hereby replaces the corresponding tables describing current rider fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Fee” sections of the prospectus:

Current Contract (applications signed on or after Nov. 30, 2009):

Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

			If invested in Portfolio Navigator fund at the time of step-up:			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 10/20/12	Current annual rider fee for elective step-ups on or after 10/20/12, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
May 3, 2010 – July 18, 2010	1.75%	0.95%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
July 19, 2010 – Oct. 3, 2010	1.75%	1.10%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Oct. 4, 2010 – Dec. 31, 2010	1.75%	1.50%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

Original Contract (applications signed prior to Nov. 30, 2009):

Current rider fees for elective step-up or elective spousal continuation step-up are shown in the table below.

			If invested in Portfolio Navigator fund at the time of step-up			If invested in Portfolio Stabilizer fund at the time of step-up:
For applications signed	Maximum annual rider fee	Initial annual rider fee and current annual rider fee for elective step-ups before 4/29/13	Current annual rider fee for elective step-ups on or after 4/29/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16	Current annual rider fee for elective step-ups on or after 11/18/13, but before 10/18/14	Current annual rider fee for elective step-ups on or after 10/18/14, but before 07/01/16	Current annual rider fee for elective step-ups on or after 07/01/16
prior to Jan. 26, 2009	1.75%	0.55%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%
Jan. 26, 2009 – May 31, 2009	1.75%	0.80%	1.75%	1.60%	1.75%	1.30%	1.00%	1.30%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-33 A (5/16)

4

Prospectus Supplement dated May 1, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource® AccessChoice Select Variable Annuity	273416 CA (5/16)
RiverSource® Builder Select Variable Annuity	45303 CA (5/16)
RiverSource® Endeavor Select Variable Annuity	273417 CA (5/16)	273480 R (4/13)
RiverSource® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 CA (5/16)
RiverSource® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
RiverSource® Signature One Select Variable Annuity	45301 CA (5/16)
RiverSource® Signature Select Variable Annuity	45300 CA (5/16)
RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16)	S-6410 N (4/13)
RiverSource® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16)	S-6362 CA (5/16)
RiverSource® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16)	S-6504 CA (5/16)
RiverSource® Variable Universal Life Insurance III	S-6189 CA (5/16)	S-6211 L (5/09)
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CA (5/16)	S-6419 CA (5/16)
RiverSource® Variable Universal Life Insurance	S-6194 CA (5/16)	S-6171 CA (5/16)
RiverSource® Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)
RiverSource Succession Select® Variable Life Insurance	S-6202 CA (5/16)	S-6203 CA (5/16)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)

This supplement describes changes to certain investment options offered under certain variable annuity contracts and life insurance policies (the “Contracts”). Please retain this supplement with your prospectus for future reference.

After the close of business on April 29, 2016, if your contract has:

●  Columbia Variable Portfolio – Income Opportunities (Class 2) and (Class 3);

●   Columbia Variable Portfolio – Select International Equity Fund (Class 2)* and (Class 3);

●   Invesco V.I. Mid Cap Growth Fund, Series II Shares and Series I Shares;

●  Putnam VT Multi-Cap Growth Fund, Class IB Shares and Class IA Shares.

Existing share classes will be exchanged for corresponding shares of the same fund, as shown in the table below.

1

Fund Name	From	To
Columbia Variable Portfolio – Income Opportunities Fund	(Class 2)	(Class 3)
Columbia Variable Portfolio – Select International Equity Fund*	(Class 2)	(Class 3)
Invesco V.I. Mid Cap Growth Fund	Series II Shares	Series I Shares
Putnam VT Multi-Cap Growth Fund	Class IB Shares	Class IA Shares
*	After the close of business on April 29, 2016 Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) and (Class 2) shares of Columbia Variable Portfolio – Select International Equity Fund were exchanged for (Class 3) shares of the fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-34 A (05/16)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account 2 offered through RiverSource® Innovations Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2015, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 20, 2016

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Assets
Investments, at fair value(1),(2)	$141,092	$53,941	$117,844	$483,051	$526,795
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	106
Receivable for share redemptions	159	49	121	623	632
Total assets	141,251	53,990	117,965	483,674	527,533

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	141	42	106	523	565
Administrative charge	18	7	15	62	67
Contract terminations	—	—	—	38	—
Payable for investments purchased	—	—	—	—	106
Total liabilities	159	49	121	623	738
Net assets applicable to contracts in accumulation period	140,078	52,399	115,302	482,271	516,686
Net assets applicable to seed money	1,014	1,542	2,542	780	10,109
Total net assets	$141,092	$53,941	$117,844	$483,051	$526,795
(1) Investment shares	12,980	2,485	3,957	36,022	52,997
(2) Investments, at cost	$139,396	$36,942	$82,638	$548,278	$566,917

Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$862	$5,110	$661,329	$73,163	$2,229
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	6	894	93	2
Total assets	862	5,116	662,223	73,256	2,231

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	6	726	84	2
Administrative charge	—	—	86	9	—
Contract terminations	—	—	82	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	6	894	93	2
Net assets applicable to contracts in accumulation period	—	2,926	659,945	71,218	—
Net assets applicable to seed money	862	2,184	1,384	1,945	2,229
Total net assets	$862	$5,110	$661,329	$73,163	$2,229
(1) Investment shares	86	278	43,423	8,258	106
(2) Investments, at cost	$672	$3,509	$467,647	$65,252	$1,757

See accompanying notes to financial statements.

2	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$271,320	$1,100,506	$468,027	$134,157	$130,169
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	11	—	—
Receivable for share redemptions	353	1,465	550	173	152
Total assets	271,673	1,101,971	468,588	134,330	130,321

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	317	1,187	489	156	136
Administrative charge	35	143	61	17	16
Contract terminations	—	135	—	—	—
Payable for investments purchased	—	—	11	—	—
Total liabilities	352	1,465	561	173	152
Net assets applicable to contracts in accumulation period	246,414	1,100,027	467,493	114,671	129,232
Net assets applicable to seed money	24,907	479	534	19,486	937
Total net assets	$271,321	$1,100,506	$468,027	$134,157	$130,169
(1) Investment shares	271,320	56,992	34,464	20,800	16,230
(2) Investments, at cost	$271,212	$774,407	$519,674	$140,043	$149,180

Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$59,214	$572,088	$3,258	$22,835	$1,074,468
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	72	634	3	21	1,190
Total assets	59,286	572,722	3,261	22,856	1,075,658

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	64	560	3	18	1,053
Administrative charge	8	74	—	3	137
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	72	634	3	21	1,190
Net assets applicable to contracts in accumulation period	52,660	566,586	1,925	20,743	1,073,520
Net assets applicable to seed money	6,554	5,502	1,333	2,092	948
Total net assets	$59,214	$572,088	$3,258	$22,835	$1,074,468
(1) Investment shares	7,310	56,755	186	1,778	70,642
(2) Investments, at cost	$69,947	$595,892	$2,311	$11,180	$557,981

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$264,544	$176	$453,799	$1,838,175	$6,086,708
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	304	—	533	2,083	6,828
Total assets	264,848	176	454,332	1,840,258	6,093,536

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	270	—	475	1,848	6,051
Administrative charge	34	—	58	235	777
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	304	—	533	2,083	6,828
Net assets applicable to contracts in accumulation period	262,988	—	453,680	1,838,059	6,086,628
Net assets applicable to seed money	1,556	176	119	116	80
Total net assets	$264,544	$176	$453,799	$1,838,175	$6,086,708
(1) Investment shares	7,365	17	42,253	162,814	507,226
(2) Investments, at cost	$167,636	$170	$446,713	$1,819,687	$5,981,828

Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$69,218	$1,753	$31,021	$1,047	$31,053
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	81	1	35	—	34
Total assets	69,299	1,754	31,056	1,047	31,087

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	72	1	31	—	30
Administrative charge	9	—	4	—	4
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	81	1	35	—	34
Net assets applicable to contracts in accumulation period	68,230	—	29,641	—	29,942
Net assets applicable to seed money	988	1,753	1,380	1,047	1,111
Total net assets	$69,218	$1,753	$31,021	$1,047	$31,053
(1) Investment shares	3,400	101	2,284	62	1,948
(2) Investments, at cost	$41,544	$1,192	$27,984	$678	$30,650

See accompanying notes to financial statements.

4	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
Assets
Investments, at fair value(1),(2)	$758,083	$1,243	$1,264	$148,277	$2,209
Dividends receivable	—	—	—	—	8
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	911	3	1	203	3
Total assets	758,994	1,246	1,265	148,480	2,220

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	814	3	1	163	3
Administrative charge	97	—	—	19	—
Contract terminations	—	—	—	21	—
Payable for investments purchased	—	—	—	—	8
Total liabilities	911	3	1	203	11
Net assets applicable to contracts in accumulation period	753,525	—	—	147,780	—
Net assets applicable to seed money	4,558	1,243	1,264	497	2,209
Total net assets	$758,083	$1,243	$1,264	$148,277	$2,209
(1) Investment shares	72,753	318	67	8,692	49
(2) Investments, at cost	$745,011	$2,309	$1,122	$96,669	$1,802

Dec. 31, 2015 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,367	$1,314	$48,062	$5,257,451	$402,426
Dividends receivable	—	—	144	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	1	60	6,168	522
Total assets	1,368	1,315	48,266	5,263,619	402,948

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	1	54	5,311	471
Administrative charge	—	—	6	674	51
Contract terminations	—	—	—	183	—
Payable for investments purchased	—	—	144	—	—
Total liabilities	1	1	204	6,168	522
Net assets applicable to contracts in accumulation period	—	—	20,359	5,256,227	400,551
Net assets applicable to seed money	1,367	1,314	27,703	1,224	1,875
Total net assets	$1,367	$1,314	$48,062	$5,257,451	$402,426
(1) Investment shares	76	131	5,462	158,071	6,190
(2) Investments, at cost	$1,400	$1,749	$51,087	$4,317,091	$193,368

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$538,170	$1,395,504	$175,399	$3,424	$1,228,462
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	105	25	—	—	—
Receivable for share redemptions	650	1,621	188	8	1,393
Total assets	538,925	1,397,150	175,587	3,432	1,229,855

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	581	1,442	166	7	1,235
Administrative charge	69	179	22	1	158
Contract terminations	—	—	—	—	—
Payable for investments purchased	105	25	—	—	—
Total liabilities	755	1,646	188	8	1,393
Net assets applicable to contracts in accumulation period	537,423	1,394,419	174,371	1,675	1,228,004
Net assets applicable to seed money	747	1,085	1,028	1,749	458
Total net assets	$538,170	$1,395,504	$175,399	$3,424	$1,228,462
(1) Investment shares	44,514	43,842	9,275	241	63,982
(2) Investments, at cost	$552,917	$1,285,840	$157,833	$3,622	$1,072,011

Dec. 31, 2015 (continued)	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$1,434	$1,184,781	$249,729	$1,727	$493,703
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	27	—	67
Receivable for share redemptions	1	1,311	301	2	605
Total assets	1,435	1,186,092	250,057	1,729	494,375

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	1,160	268	2	542
Administrative charge	—	151	33	—	63
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	27	—	67
Total liabilities	1	1,311	328	2	672
Net assets applicable to contracts in accumulation period	—	1,183,914	248,963	—	492,689
Net assets applicable to seed money	1,434	867	766	1,727	1,014
Total net assets	$1,434	$1,184,781	$249,729	$1,727	$493,703
(1) Investment shares	58	66,975	15,806	130	34,072
(2) Investments, at cost	$1,103	$1,311,995	$271,372	$1,538	$519,353

See accompanying notes to financial statements.

6	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$1,908	$3,768	$1,165,776	$2,630	$27,922
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1	5	1,441	3	31
Total assets	1,909	3,773	1,167,217	2,633	27,953

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1	5	1,266	3	28
Administrative charge	—	—	151	—	3
Contract terminations	—	—	24	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	1	5	1,441	3	31
Net assets applicable to contracts in accumulation period	—	—	1,164,638	—	26,130
Net assets applicable to seed money	1,908	3,768	1,138	2,630	1,792
Total net assets	$1,908	$3,768	$1,165,776	$2,630	$27,922
(1) Investment shares	114	67	66,578	86	845
(2) Investments, at cost	$1,563	$2,444	$858,382	$1,729	$22,693

Dec. 31, 2015 (continued)	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$22,707	$74,418	$125,337	$40,580	$100,120
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	25	74	135	47	93
Total assets	22,732	74,492	125,472	40,627	100,213

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	22	65	119	42	80
Administrative charge	3	9	16	5	13
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	25	74	135	47	93
Net assets applicable to contracts in accumulation period	22,093	72,626	124,687	38,341	99,243
Net assets applicable to seed money	614	1,792	650	2,239	877
Total net assets	$22,707	$74,418	$125,337	$40,580	$100,120
(1) Investment shares	1,907	13,962	16,089	1,342	6,173
(2) Investments, at cost	$23,736	$57,016	$126,717	$33,443	$108,188

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Assets
Investments, at fair value(1),(2)	$196,150	$1,652,250	$89,693	$52,503	$2,175
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	205	1,841	104	79	2
Total assets	196,355	1,654,091	89,797	52,582	2,177

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	180	1,630	92	72	2
Administrative charge	25	211	12	7	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	205	1,841	104	79	2
Net assets applicable to contracts in accumulation period	194,653	1,650,951	87,409	50,758	—
Net assets applicable to seed money	1,497	1,299	2,284	1,745	2,175
Total net assets	$196,150	$1,652,250	$89,693	$52,503	$2,175
(1) Investment shares	13,574	74,225	3,566	5,157	221
(2) Investments, at cost	$194,551	$1,471,074	$83,133	$43,533	$2,506

Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$29,859	$2,378,151	$362,047	$1,726,727	$989,659
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	123	—
Receivable for share redemptions	35	2,755	360	1,947	1,148
Total assets	29,894	2,380,906	362,407	1,728,797	990,807

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	31	2,343	314	1,727	1,022
Administrative charge	4	304	46	220	126
Contract terminations	—	108	—	—	—
Payable for investments purchased	—	—	—	123	—
Total liabilities	35	2,755	360	2,070	1,148
Net assets applicable to contracts in accumulation period	28,641	2,376,028	359,535	1,726,120	988,389
Net assets applicable to seed money	1,218	2,123	2,512	607	1,270
Total net assets	$29,859	$2,378,151	$362,047	$1,726,727	$989,659
(1) Investment shares	1,481	43,397	9,631	345,345	47,015
(2) Investments, at cost	$21,929	$1,720,832	$289,768	$1,820,024	$824,829

See accompanying notes to financial statements.

8	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
Assets
Investments, at fair value(1),(2)	$35,902	$1,524	$11,106	$4,681	$39,674
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	44	1	12	5	50
Total assets	35,946	1,525	11,118	4,686	39,724

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	39	1	11	5	45
Administrative charge	5	—	1	—	5
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	44	1	12	5	50
Net assets applicable to contracts in accumulation period	35,052	—	10,068	3,043	39,073
Net assets applicable to seed money	850	1,524	1,038	1,638	601
Total net assets	$35,902	$1,524	$11,106	$4,681	$39,674
(1) Investment shares	3,907	76	850	138	2,836
(2) Investments, at cost	$42,668	$979	$11,473	$2,631	$46,615

Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$126,667	$3,698,378	$85,586	$167,261	$1,416,046
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	108	4,323	103	158	1,628
Total assets	126,775	3,702,701	85,689	167,419	1,417,674

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	92	3,830	92	137	1,447
Administrative charge	16	493	11	21	181
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	108	4,323	103	158	1,628
Net assets applicable to contracts in accumulation period	126,234	3,698,247	80,161	167,086	1,415,842
Net assets applicable to seed money	433	131	5,425	175	204
Total net assets	$126,667	$3,698,378	$85,586	$167,261	$1,416,046
(1) Investment shares	8,053	234,818	16,914	13,370	113,193
(2) Investments, at cost	$90,944	$2,379,991	$125,674	$151,919	$1,203,645

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$45,760	$6,313,547	$15,728,103	$5,116,188	$11,018,000
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	53	8,090	18,013	6,700	12,788
Total assets	45,813	6,321,637	15,746,116	5,122,888	11,030,788

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	47	7,284	16,005	6,045	11,340
Administrative charge	6	806	2,008	655	1,448
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	53	8,090	18,013	6,700	12,788
Net assets applicable to contracts in accumulation period	43,973	6,313,413	15,727,990	5,116,050	11,017,890
Net assets applicable to seed money	1,787	134	113	138	110
Total net assets	$45,760	$6,313,547	$15,728,103	$5,116,188	$11,018,000
(1) Investment shares	1,814	443,367	1,102,953	341,079	733,555
(2) Investments, at cost	$37,279	$4,926,162	$11,416,463	$3,830,923	$7,474,529

Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Assets
Investments, at fair value(1),(2)	$1,224,580	$2,131,707	$491,977	$90,838	$42,488
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	127	—	—
Receivable for share redemptions	1,262	2,432	592	118	58
Total assets	1,225,842	2,134,139	492,696	90,956	42,546

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,106	2,160	530	107	53
Administrative charge	156	272	62	11	5
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	127	—	—
Total liabilities	1,262	2,432	719	118	58
Net assets applicable to contracts in accumulation period	1,224,436	2,131,534	491,245	90,045	41,118
Net assets applicable to seed money	144	173	732	793	1,370
Total net assets	$1,224,580	$2,131,707	$491,977	$90,838	$42,488
(1) Investment shares	91,660	159,320	23,836	5,906	2,277
(2) Investments, at cost	$1,015,246	$1,687,729	$350,776	$56,862	$30,030

See accompanying notes to financial statements.

10	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$470,755	$267,752
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	30
Receivable for share redemptions	600	321
Total assets	471,355	268,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	508	287
Administrative charge	61	34
Contract terminations	31	—
Payable for investments purchased	—	30
Total liabilities	600	351
Net assets applicable to contracts in accumulation period	469,355	265,910
Net assets applicable to seed money	1,400	1,842
Total net assets	$470,755	$267,752
(1) Investment shares	17,886	8,433
(2) Investments, at cost	$545,677	$274,356

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Investment income
Dividend income	$2,952	$—	$2,268	$11,616	$12,889
Variable account expenses	1,946	769	2,148	8,307	8,660
Investment income (loss) — net	1,006	(769)	120	3,309	4,229

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22,352	19,919	78,420	187,947	175,485
Cost of investments sold	20,296	13,374	55,725	203,670	185,469
Net realized gain (loss) on sales of investments	2,056	6,545	22,695	(15,723)	(9,984)
Distributions from capital gains	13,480	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,484)	(4,341)	(22,422)	25,063	(17,856)
Net gain (loss) on investments	(948)	2,204	273	9,340	(27,840)
Net increase (decrease) in net assets resulting from operations	$58	$1,435	$393	$12,649	$(23,611)

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$2	$80	$2,707	$1,504	$—
Variable account expenses	5	80	11,836	1,122	29
Investment income (loss) — net	(3)	—	(9,129)	382	(29)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10	214	314,544	1,132	38
Cost of investments sold	8	133	218,288	978	29
Net realized gain (loss) on sales of investments	2	81	96,256	154	9
Distributions from capital gains	—	240	89,397	—	52
Net change in unrealized appreciation or depreciation of investments	—	(480)	(135,296)	(4,748)	(165)
Net gain (loss) on investments	2	(159)	50,357	(4,594)	(104)
Net increase (decrease) in net assets resulting from operations	$(1)	$(159)	$41,228	$(4,212)	$(133)

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Investment income
Dividend income	$32	$—	$688	$9,523	$14,084
Variable account expenses	5,024	18,402	7,679	2,353	2,112
Investment income (loss) — net	(4,992)	(18,402)	(6,991)	7,170	11,972

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	122,899	411,889	129,918	40,911	47,207
Cost of investments sold	122,891	289,304	133,651	40,195	50,436
Net realized gain (loss) on sales of investments	8	122,585	(3,733)	716	(3,229)
Distributions from capital gains	—	—	15,578	—	1,377
Net change in unrealized appreciation or depreciation of investments	(6)	(166,240)	(62,283)	(11,197)	(13,129)
Net gain (loss) on investments	2	(43,655)	(50,438)	(10,481)	(14,981)
Net increase (decrease) in net assets resulting from operations	$(4,990)	$(62,057)	$(57,429)	$(3,311)	$(3,009)
See accompanying notes to financial statements.

12	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$7,182	$8,484	$10	$—	$—
Variable account expenses	1,025	8,296	38	247	14,507
Investment income (loss) — net	6,157	188	(28)	(247)	(14,507)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	20,864	167,339	136	3,028	115,309
Cost of investments sold	24,322	171,669	81	1,497	59,444
Net realized gain (loss) on sales of investments	(3,458)	(4,330)	55	1,531	55,865
Distributions from capital gains	698	1,933	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,087)	(3,653)	(60)	529	(44,430)
Net gain (loss) on investments	(7,847)	(6,050)	(5)	2,060	11,435
Net increase (decrease) in net assets resulting from operations	$(1,690)	$(5,862)	$(33)	$1,813	$(3,072)

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	3,884	—	7,591	25,380	88,254
Investment income (loss) — net	(3,884)	—	(7,591)	(25,380)	(88,254)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	58,780	—	183,948	51,631	1,642,934
Cost of investments sold	35,028	—	180,437	49,827	1,547,453
Net realized gain (loss) on sales of investments	23,752	—	3,511	1,804	95,481
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,882)	(1)	(9,101)	(66,048)	(229,391)
Net gain (loss) on investments	2,870	(1)	(5,590)	(64,244)	(133,910)
Net increase (decrease) in net assets resulting from operations	$(1,014)	$(1)	$(13,181)	$(89,624)	$(222,164)

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$237	$—	$190
Variable account expenses	994	11	368	—	427
Investment income (loss) — net	(994)	(11)	(131)	—	(237)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,124	20	4,401	10	1,960
Cost of investments sold	4,185	12	3,575	7	1,727
Net realized gain (loss) on sales of investments	2,939	8	826	3	233
Distributions from capital gains	—	—	—	—	2,195
Net change in unrealized appreciation or depreciation of investments	1,186	(100)	412	(59)	(4,663)
Net gain (loss) on investments	4,125	(92)	1,238	(56)	(2,235)
Net increase (decrease) in net assets resulting from operations	$3,131	$(103)	$1,107	$(56)	$(2,472)

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
Investment income
Dividend income	$22,049	$—	$6	$—	$33
Variable account expenses	11,009	40	11	2,609	32
Investment income (loss) — net	11,040	(40)	(5)	(2,609)	1

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	65,468	1,307	19	68,375	21
Cost of investments sold	63,089	2,543	16	45,020	16
Net realized gain (loss) on sales of investments	2,379	(1,236)	3	23,355	5
Distributions from capital gains	1,780	—	206	21,759	107
Net change in unrealized appreciation or depreciation of investments	(16,490)	422	(247)	(34,416)	(207)
Net gain (loss) on investments	(12,331)	(814)	(38)	10,698	(95)
Net increase (decrease) in net assets resulting from operations	$(1,291)	$(854)	$(43)	$8,089	$(94)

Year ended Dec. 31, 2015 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
Investment income
Dividend income	$43	$28	$1,713	$43,850	$130
Variable account expenses	11	10	754	77,928	6,458
Investment income (loss) — net	32	18	959	(34,078)	(6,328)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19	17	4,550	1,137,948	52,611
Cost of investments sold	19	22	4,615	897,609	26,425
Net realized gain (loss) on sales of investments	—	(5)	(65)	240,339	26,186
Distributions from capital gains	—	—	—	549,844	13,420
Net change in unrealized appreciation or depreciation of investments	(26)	(64)	(2,030)	(810,175)	(10,599)
Net gain (loss) on investments	(26)	(69)	(2,095)	(19,992)	29,007
Net increase (decrease) in net assets resulting from operations	$6	$(51)	$(1,136)	$(54,070)	$22,679

Year ended Dec. 31, 2015 (continued)	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$13,446	$3,732	$2,096	$325	$42,829
Variable account expenses	9,078	21,607	2,596	107	18,390
Investment income (loss) — net	4,368	(17,875)	(500)	218	24,439

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	244,308	317,860	77,881	3,321	231,289
Cost of investments sold	245,350	276,917	66,697	3,349	176,624
Net realized gain (loss) on sales of investments	(1,042)	40,943	11,184	(28)	54,665
Distributions from capital gains	606	201,412	185	—	94,499
Net change in unrealized appreciation or depreciation of investments	(17,253)	(262,621)	(4,359)	(786)	(259,348)
Net gain (loss) on investments	(17,689)	(20,266)	7,010	(814)	(110,184)
Net increase (decrease) in net assets resulting from operations	$(13,321)	$(38,141)	$6,510	$(596)	$(85,745)

See accompanying notes to financial statements.

14	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$21	$—	$23,287	$48	$2,147
Variable account expenses	16	16,882	4,057	21	8,522
Investment income (loss) — net	5	(16,882)	19,230	27	(6,375)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	22	126,950	68,898	30	146,693
Cost of investments sold	16	115,443	70,476	25	134,121
Net realized gain (loss) on sales of investments	6	11,507	(1,578)	5	12,572
Distributions from capital gains	155	309,819	1,513	—	39,199
Net change in unrealized appreciation or depreciation of investments	(237)	(352,678)	(36,304)	(174)	(107,910)
Net gain (loss) on investments	(76)	(31,352)	(36,369)	(169)	(56,139)
Net increase (decrease) in net assets resulting from operations	$(71)	$(48,234)	$(17,139)	$(142)	$(62,514)

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$27	$—	$22,465	$—	$377
Variable account expenses	18	56	20,392	38	384
Investment income (loss) — net	9	(56)	2,073	(38)	(7)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	19	59	431,193	43	1,620
Cost of investments sold	13	39	299,835	25	1,210
Net realized gain (loss) on sales of investments	6	20	131,358	18	410
Distributions from capital gains	120	21	3,710	244	—
Net change in unrealized appreciation or depreciation of investments	(155)	131	(245,466)	(186)	(1,443)
Net gain (loss) on investments	(29)	172	(110,398)	76	(1,033)
Net increase (decrease) in net assets resulting from operations	$(20)	$116	$(108,325)	$38	$(1,040)

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl(1)
Investment income
Dividend income	$25	$—	$4,967	$188	$733
Variable account expenses	360	913	2,706	564	1,277
Investment income (loss) — net	(335)	(913)	2,261	(376)	(544)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,252	1,448	119,112	4,052	56,799
Cost of investments sold	8,226	1,032	107,978	2,799	61,196
Net realized gain (loss) on sales of investments	1,026	416	11,134	1,253	(4,397)
Distributions from capital gains	2,284	5,980	16,321	7,638	9,261
Net change in unrealized appreciation or depreciation of investments	(4,148)	(5,572)	(53,502)	(6,914)	(8,068)
Net gain (loss) on investments	(838)	824	(26,047)	1,977	(3,204)
Net increase (decrease) in net assets resulting from operations	$(1,173)	$(89)	$(23,786)	$1,601	$(3,748)

(1) For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Investment income
Dividend income	$—	$40,942	$4,313	$1,314	$—
Variable account expenses	2,693	22,774	1,405	956	25
Investment income (loss) — net	(2,693)	18,168	2,908	358	(25)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,487	251,325	10,872	5,120	37
Cost of investments sold	28,010	207,059	8,664	3,786	38
Net realized gain (loss) on sales of investments	3,477	44,266	2,208	1,334	(1)
Distributions from capital gains	7,006	64,772	7,570	—	395
Net change in unrealized appreciation or depreciation of investments	(13,345)	(158,267)	(30,551)	(3,414)	(534)
Net gain (loss) on investments	(2,862)	(49,229)	(20,773)	(2,080)	(140)
Net increase (decrease) in net assets resulting from operations	$(5,555)	$(31,061)	$(17,865)	$(1,722)	$(165)

Year ended Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$349	$—	$4,200	$101,607	$9,412
Variable account expenses	415	34,433	4,599	24,752	18,545
Investment income (loss) — net	(66)	(34,433)	(399)	76,855	(9,133)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,337	452,598	72,988	334,286	455,243
Cost of investments sold	1,692	309,100	55,683	329,731	363,369
Net realized gain (loss) on sales of investments	645	143,498	17,305	4,555	91,874
Distributions from capital gains	—	478,537	25,877	—	217,982
Net change in unrealized appreciation or depreciation of investments	(408)	(536,571)	(35,062)	(149,630)	(407,753)
Net gain (loss) on investments	237	85,464	8,120	(145,075)	(97,897)
Net increase (decrease) in net assets resulting from operations	$171	$51,031	$7,721	$(68,220)	$(107,030)

Year ended Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
Investment income
Dividend income	$1,355	$120	$135	$79	$6,208
Variable account expenses	570	18	152	60	700
Investment income (loss) — net	785	102	(17)	19	5,508

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,172	22	168	71	11,965
Cost of investments sold	7,920	14	166	39	13,312
Net realized gain (loss) on sales of investments	(748)	8	2	32	(1,347)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,444)	(16)	(115)	(123)	(6,890)
Net gain (loss) on investments	(5,192)	(8)	(113)	(91)	(8,237)
Net increase (decrease) in net assets resulting from operations	$(4,407)	$94	$(130)	$(72)	$(2,729)

See accompanying notes to financial statements.

16	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Investment income
Dividend income	$—	$—	$42,178	$—	$—
Variable account expenses	1,377	65,074	1,478	2,848	21,389
Investment income (loss) — net	(1,377)	(65,074)	40,700	(2,848)	(21,389)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	431,170	2,687,916	42,380	284,671	602,187
Cost of investments sold	305,860	1,682,282	55,272	268,790	513,712
Net realized gain (loss) on sales of investments	125,310	1,005,634	(12,892)	15,881	88,475
Distributions from capital gains	—	—	9,990	—	—
Net change in unrealized appreciation or depreciation of investments	(127,076)	(980,015)	(40,775)	(16,315)	(85,937)
Net gain (loss) on investments	(1,766)	25,619	(43,677)	(434)	2,538
Net increase (decrease) in net assets resulting from operations	$(3,143)	$(39,455)	$(2,977)	$(3,282)	$(18,851)

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$50	$—	$—	$—	$—
Variable account expenses	629	101,450	240,422	80,617	169,702
Investment income (loss) — net	(579)	(101,450)	(240,422)	(80,617)	(169,702)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,152	613,850	4,919,223	417,041	2,622,393
Cost of investments sold	2,362	471,478	3,530,089	340,106	1,749,173
Net realized gain (loss) on sales of investments	790	142,372	1,389,134	76,935	873,220
Distributions from capital gains	5,752	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,537)	(173,631)	(1,398,131)	(101,228)	(939,335)
Net gain (loss) on investments	1,005	(31,259)	(8,997)	(24,293)	(66,115)
Net increase (decrease) in net assets resulting from operations	$426	$(132,709)	$(249,419)	$(104,910)	$(235,817)

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	16,879	29,617	8,612	1,409	713
Investment income (loss) — net	(16,879)	(29,617)	(8,612)	(1,409)	(713)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	214,418	177,512	169,952	3,169	721
Cost of investments sold	181,633	138,336	113,364	1,932	492
Net realized gain (loss) on sales of investments	32,785	39,176	56,588	1,237	229
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(33,576)	(43,747)	(112,905)	(794)	(139)
Net gain (loss) on investments	(791)	(4,571)	(56,317)	443	90
Net increase (decrease) in net assets resulting from operations	$(17,670)	$(34,188)	$(64,929)	$(966)	$(623)

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA
Investment income
Dividend income	$7,915	$—
Variable account expenses	8,040	4,702
Investment income (loss) — net	(125)	(4,702)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	175,462	122,046
Cost of investments sold	194,137	114,201
Net realized gain (loss) on sales of investments	(18,675)	7,845
Distributions from capital gains	50,957	56,654
Net change in unrealized appreciation or depreciation of investments	(36,864)	(62,652)
Net gain (loss) on investments	(4,582)	1,847
Net increase (decrease) in net assets resulting from operations	$(4,707)	$(2,855)

See accompanying notes to financial statements.

18	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$1,006	$(769)	$120	$3,309	$4,229
Net realized gain (loss) on sales of investments	2,056	6,545	22,695	(15,723)	(9,984)
Distributions from capital gains	13,480	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,484)	(4,341)	(22,422)	25,063	(17,856)
Net increase (decrease) in net assets resulting from operations	58	1,435	393	12,649	(23,611)

Contract transactions
Contract purchase payments	—	100	4,456	—	—
Net transfers(1)	491	(12)	(654)	(16,024)	22,041
Contract terminations:
Surrender benefits and contract charges	(20,307)	(19,139)	(74,786)	(146,815)	(153,055)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(19,816)	(19,051)	(70,984)	(162,839)	(131,014)
Net assets at beginning of year	160,850	71,557	188,435	633,241	681,420
Net assets at end of year	$141,092	$53,941	$117,844	$483,051	$526,795

Accumulation unit activity
Units outstanding at beginning of year	111,722	37,149	73,888	602,107	521,807
Contract purchase payments	—	—	1,738	—	—
Net transfers(1)	407	—	(238)	(12,737)	16,761
Contract terminations:
Surrender benefits and contract charges	(13,954)	(9,850)	(29,782)	(133,868)	(119,388)
Death benefits	—	—	—	—	—
Units outstanding at end of year	98,175	27,299	45,606	455,502	419,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$(3)	$—	$(9,129)	$382	$(29)
Net realized gain (loss) on sales of investments	2	81	96,256	154	9
Distributions from capital gains	—	240	89,397	—	52
Net change in unrealized appreciation or depreciation of investments	—	(480)	(135,296)	(4,748)	(165)
Net increase (decrease) in net assets resulting from operations	(1)	(159)	41,228	(4,212)	(133)

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(5)	(11)	(60,705)	(8)	(5)
Contract terminations:
Surrender benefits and contract charges	—	(125)	(241,860)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(5)	(136)	(302,565)	(8)	(5)
Net assets at beginning of year	868	5,405	922,666	77,383	2,367
Net assets at end of year	$862	$5,110	$661,329	$73,163	$2,229

Accumulation unit activity
Units outstanding at beginning of year	—	1,926	551,757	42,262	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(34,657)	—	—
Contract terminations:
Surrender benefits and contract charges	—	(76)	(138,627)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	1,850	378,473	42,262	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$(4,992)	$(18,402)	$(6,991)	$7,170	$11,972
Net realized gain (loss) on sales of investments	8	122,585	(3,733)	716	(3,229)
Distributions from capital gains	—	—	15,578	—	1,377
Net change in unrealized appreciation or depreciation of investments	(6)	(166,240)	(62,283)	(11,197)	(13,129)
Net increase (decrease) in net assets resulting from operations	(4,990)	(62,057)	(57,429)	(3,311)	(3,009)

Contract transactions
Contract purchase payments	5,205	11	10	81	106
Net transfers(1)	(96,536)	26,024	32,814	436	619
Contract terminations:
Surrender benefits and contract charges	(16,546)	(366,473)	(114,614)	(35,731)	(41,589)
Death benefits	(3,690)	—	—	—	—
Increase (decrease) from contract transactions	(111,567)	(340,438)	(81,790)	(35,214)	(40,864)
Net assets at beginning of year	387,878	1,503,001	607,246	172,682	174,042
Net assets at end of year	$271,321	$1,100,506	$468,027	$134,157	$130,169

Accumulation unit activity
Units outstanding at beginning of year	371,902	723,421	317,540	84,552	189,182
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(97,878)	13,256	17,664	269	748
Contract terminations:
Surrender benefits and contract charges	(16,539)	(180,245)	(61,175)	(19,230)	(44,984)
Death benefits	(3,501)	—	—	—	—
Units outstanding at end of year	253,984	556,432	274,029	65,591	144,946

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$6,157	$188	$(28)	$(247)	$(14,507)
Net realized gain (loss) on sales of investments	(3,458)	(4,330)	55	1,531	55,865
Distributions from capital gains	698	1,933	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,087)	(3,653)	(60)	529	(44,430)
Net increase (decrease) in net assets resulting from operations	(1,690)	(5,862)	(33)	1,813	(3,072)

Contract transactions
Contract purchase payments	7	10,010	1	1	4,463
Net transfers(1)	(738)	(68,405)	(15)	(2,347)	(3,592)
Contract terminations:
Surrender benefits and contract charges	(17,244)	(78,351)	(83)	(167)	(97,007)
Death benefits	—	(2,832)	—	—	—
Increase (decrease) from contract transactions	(17,975)	(139,578)	(97)	(2,513)	(96,136)
Net assets at beginning of year	78,879	717,528	3,388	23,535	1,173,676
Net assets at end of year	$59,214	$572,088	$3,258	$22,835	$1,074,468

Accumulation unit activity
Units outstanding at beginning of year	41,374	493,915	2,526	9,381	464,838
Contract purchase payments	—	6,190	—	—	1,677
Net transfers(1)	(391)	(42,749)	—	(957)	(1,381)
Contract terminations:
Surrender benefits and contract charges	(9,963)	(55,285)	(99)	(67)	(37,457)
Death benefits	—	(1,788)	—	—	—
Units outstanding at end of year	31,020	400,283	2,427	8,357	427,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(3,884)	$—	$(7,591)	$(25,380)	$(88,254)
Net realized gain (loss) on sales of investments	23,752	—	3,511	1,804	95,481
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,882)	(1)	(9,101)	(66,048)	(229,391)
Net increase (decrease) in net assets resulting from operations	(1,014)	(1)	(13,181)	(89,624)	(222,164)

Contract transactions
Contract purchase payments	5	—	20	6	23,525
Net transfers(1)	(5,539)	—	3	228,404	(81,149)
Contract terminations:
Surrender benefits and contract charges	(44,787)	—	(176,357)	(26,250)	(1,018,167)
Death benefits	(3,894)	—	—	—	—
Increase (decrease) from contract transactions	(54,215)	—	(176,334)	202,160	(1,075,791)
Net assets at beginning of year	319,773	177	643,314	1,725,639	7,384,663
Net assets at end of year	$264,544	$176	$453,799	$1,838,175	$6,086,708

Accumulation unit activity
Units outstanding at beginning of year	181,744	—	617,110	1,620,581	6,997,333
Contract purchase payments	—	—	—	—	21,841
Net transfers(1)	(3,157)	—	—	213,760	(75,579)
Contract terminations:
Surrender benefits and contract charges	(25,265)	—	(167,563)	(24,835)	(947,511)
Death benefits	(2,166)	—	—	—	—
Units outstanding at end of year	151,156	—	449,547	1,809,506	5,996,084

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(994)	$(11)	$(131)	$—	$(237)
Net realized gain (loss) on sales of investments	2,939	8	826	3	233
Distributions from capital gains	—	—	—	—	2,195
Net change in unrealized appreciation or depreciation of investments	1,186	(100)	412	(59)	(4,663)
Net increase (decrease) in net assets resulting from operations	3,131	(103)	1,107	(56)	(2,472)

Contract transactions
Contract purchase payments	1	—	2	—	5
Net transfers(1)	(6)	(9)	7,427	(10)	(252)
Contract terminations:
Surrender benefits and contract charges	(3,233)	—	(2,474)	—	(437)
Death benefits	(2,891)	—	(1,549)	—	—
Increase (decrease) from contract transactions	(6,129)	(9)	3,406	(10)	(684)
Net assets at beginning of year	72,216	1,865	26,508	1,113	34,209
Net assets at end of year	$69,218	$1,753	$31,021	$1,047	$31,053

Accumulation unit activity
Units outstanding at beginning of year	48,500	—	18,590	—	18,828
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	4,758	—	(121)
Contract terminations:
Surrender benefits and contract charges	(2,060)	—	(1,600)	—	(249)
Death benefits	(1,808)	—	(998)	—	—
Units outstanding at end of year	44,632	—	20,750	—	18,458

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$11,040	$(40)	$(5)	$(2,609)	$1
Net realized gain (loss) on sales of investments	2,379	(1,236)	3	23,355	5
Distributions from capital gains	1,780	—	206	21,759	107
Net change in unrealized appreciation or depreciation of investments	(16,490)	422	(247)	(34,416)	(207)
Net increase (decrease) in net assets resulting from operations	(1,291)	(854)	(43)	8,089	(94)

Contract transactions
Contract purchase payments	10	275	—	—	—
Net transfers(1)	(1,369)	(7)	(7)	(12,508)	2
Contract terminations:
Surrender benefits and contract charges	(43,457)	(1,260)	—	(52,177)	—
Death benefits	(6,906)	—	—	—	—
Increase (decrease) from contract transactions	(51,722)	(992)	(7)	(64,685)	2
Net assets at beginning of year	811,096	3,089	1,314	204,873	2,301
Net assets at end of year	$758,083	$1,243	$1,264	$148,277	$2,209

Accumulation unit activity
Units outstanding at beginning of year	746,660	3,187	—	103,959	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(1,261)	—	—	(6,080)	—
Contract terminations:
Surrender benefits and contract charges	(38,956)	(3,187)	—	(25,819)	—
Death benefits	(6,119)	—	—	—	—
Units outstanding at end of year	700,324	—	—	72,060	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
Operations
Investment income (loss) — net	$32	$18	$959	$(34,078)	$(6,328)
Net realized gain (loss) on sales of investments	—	(5)	(65)	240,339	26,186
Distributions from capital gains	—	—	—	549,844	13,420
Net change in unrealized appreciation or depreciation of investments	(26)	(64)	(2,030)	(810,175)	(10,599)
Net increase (decrease) in net assets resulting from operations	6	(51)	(1,136)	(54,070)	22,679

Contract transactions
Contract purchase payments	—	—	125	7,048	275
Net transfers(1)	(9)	(8)	9	(75,699)	(479)
Contract terminations:
Surrender benefits and contract charges	—	—	(3,929)	(819,800)	(46,971)
Death benefits	—	—	—	(154,508)	—
Increase (decrease) from contract transactions	(9)	(8)	(3,795)	(1,042,959)	(47,175)
Net assets at beginning of year	1,370	1,373	52,993	6,354,480	426,922
Net assets at end of year	$1,367	$1,314	$48,062	$5,257,451	$402,426

Accumulation unit activity
Units outstanding at beginning of year	—	—	20,831	2,416,395	171,326
Contract purchase payments	—	—	—	2,202	—
Net transfers(1)	—	—	18	(28,241)	(187)
Contract terminations:
Surrender benefits and contract charges	—	—	(3,245)	(316,773)	(17,159)
Death benefits	—	—	—	(51,909)	—
Units outstanding at end of year	—	—	17,604	2,021,674	153,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$4,368	$(17,875)	$(500)	$218	$24,439
Net realized gain (loss) on sales of investments	(1,042)	40,943	11,184	(28)	54,665
Distributions from capital gains	606	201,412	185	—	94,499
Net change in unrealized appreciation or depreciation of investments	(17,253)	(262,621)	(4,359)	(786)	(259,348)
Net increase (decrease) in net assets resulting from operations	(13,321)	(38,141)	6,510	(596)	(85,745)

Contract transactions
Contract purchase payments	—	5,440	750	—	2,879
Net transfers(1)	5,469	(10,486)	(137)	(8)	(45,066)
Contract terminations:
Surrender benefits and contract charges	(214,739)	(280,422)	(64,463)	(3,205)	(153,587)
Death benefits	—	—	—	—	(12,055)
Increase (decrease) from contract transactions	(209,270)	(285,468)	(63,850)	(3,213)	(207,829)
Net assets at beginning of year	760,761	1,719,113	232,739	7,233	1,522,036
Net assets at end of year	$538,170	$1,395,504	$175,399	$3,424	$1,228,462

Accumulation unit activity
Units outstanding at beginning of year	559,804	512,350	107,440	3,891	663,507
Contract purchase payments	—	1,292	248	—	1,172
Net transfers(1)	3,861	(3,771)	(299)	—	(19,314)
Contract terminations:
Surrender benefits and contract charges	(156,225)	(82,336)	(28,475)	(2,772)	(69,501)
Death benefits	—	—	—	—	(4,999)
Units outstanding at end of year	407,440	427,535	78,914	1,119	570,865

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$5	$(16,882)	$19,230	$27	$(6,375)
Net realized gain (loss) on sales of investments	6	11,507	(1,578)	5	12,572
Distributions from capital gains	155	309,819	1,513	—	39,199
Net change in unrealized appreciation or depreciation of investments	(237)	(352,678)	(36,304)	(174)	(107,910)
Net increase (decrease) in net assets resulting from operations	(71)	(48,234)	(17,139)	(142)	(62,514)

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(4)	9,298	13,731	(5)	16,731
Contract terminations:
Surrender benefits and contract charges	—	(88,308)	(64,033)	—	(130,623)
Death benefits	—	(19,775)	—	—	—
Increase (decrease) from contract transactions	(4)	(98,785)	(50,302)	(5)	(113,892)
Net assets at beginning of year	1,509	1,331,800	317,170	1,874	670,109
Net assets at end of year	$1,434	$1,184,781	$249,729	$1,727	$493,703

Accumulation unit activity
Units outstanding at beginning of year	—	450,291	167,979	—	311,485
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	3,142	7,273	—	8,221
Contract terminations:
Surrender benefits and contract charges	—	(29,953)	(34,795)	—	(63,295)
Death benefits	—	(6,227)	—	—	—
Units outstanding at end of year	—	417,253	140,457	—	256,411

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$9	$(56)	$2,073	$(38)	$(7)
Net realized gain (loss) on sales of investments	6	20	131,358	18	410
Distributions from capital gains	120	21	3,710	244	—
Net change in unrealized appreciation or depreciation of investments	(155)	131	(245,466)	(186)	(1,443)
Net increase (decrease) in net assets resulting from operations	(20)	116	(108,325)	38	(1,040)

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(9)	—	37,179	(3)	406
Contract terminations:
Surrender benefits and contract charges	—	—	(399,485)	—	(418)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(9)	—	(362,306)	(3)	(12)
Net assets at beginning of year	1,937	3,652	1,636,407	2,595	28,974
Net assets at end of year	$1,908	$3,768	$1,165,776	$2,630	$27,922

Accumulation unit activity
Units outstanding at beginning of year	—	—	942,348	—	24,772
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	23,178	—	441
Contract terminations:
Surrender benefits and contract charges	—	—	(238,866)	—	(380)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	—	726,660	—	24,833

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl(2)
Operations
Investment income (loss) — net	$(335)	$(913)	$2,261	$(376)	$(544)
Net realized gain (loss) on sales of investments	1,026	416	11,134	1,253	(4,397)
Distributions from capital gains	2,284	5,980	16,321	7,638	9,261
Net change in unrealized appreciation or depreciation of investments	(4,148)	(5,572)	(53,502)	(6,914)	(8,068)
Net increase (decrease) in net assets resulting from operations	(1,173)	(89)	(23,786)	1,601	(3,748)

Contract transactions
Contract purchase payments	—	—	—	—	900
Net transfers(1)	81	(9)	6,869	(2,639)	158,491
Contract terminations:
Surrender benefits and contract charges	(8,482)	(525)	(116,365)	(537)	(55,523)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(8,401)	(534)	(109,496)	(3,176)	103,868
Net assets at beginning of year	32,281	75,041	258,619	42,155	—
Net assets at end of year	$22,707	$74,418	$125,337	$40,580	$100,120

Accumulation unit activity
Units outstanding at beginning of year	18,572	52,281	140,383	27,178	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	60	—	4,487	(1,687)	158,490
Contract terminations:
Surrender benefits and contract charges	(4,922)	(365)	(64,545)	(351)	(56,753)
Death benefits	—	—	—	—	—
Units outstanding at end of year	13,710	51,916	80,325	25,140	101,737

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period March 27, 2015 (commencement of operations) to Dec. 31, 2015.

See accompanying notes to financial statements.

30	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(2,693)	$18,168	$2,908	$358	$(25)
Net realized gain (loss) on sales of investments	3,477	44,266	2,208	1,334	(1)
Distributions from capital gains	7,006	64,772	7,570	—	395
Net change in unrealized appreciation or depreciation of investments	(13,345)	(158,267)	(30,551)	(3,414)	(534)
Net increase (decrease) in net assets resulting from operations	(5,555)	(31,061)	(17,865)	(1,722)	(165)

Contract transactions
Contract purchase payments	1,060	2,298	125	—	—
Net transfers(1)	(69)	(40,465)	1,685	(89)	(12)
Contract terminations:
Surrender benefits and contract charges	(6,741)	(131,971)	(9,458)	(3,806)	—
Death benefits	(19,793)	(49,946)	—	—	—
Increase (decrease) from contract transactions	(25,543)	(220,084)	(7,648)	(3,895)	(12)
Net assets at beginning of year	227,248	1,903,395	115,206	58,120	2,352
Net assets at end of year	$196,150	$1,652,250	$89,693	$52,503	$2,175

Accumulation unit activity
Units outstanding at beginning of year	75,600	975,802	31,103	56,738	—
Contract purchase payments	309	1,129	—	—	—
Net transfers(1)	54	(20,379)	387	(75)	—
Contract terminations:
Surrender benefits and contract charges	(2,330)	(67,666)	(4,436)	(3,866)	—
Death benefits	(6,321)	(25,542)	—	—	—
Units outstanding at end of year	67,312	863,344	27,054	52,797	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(66)	$(34,433)	$(399)	$76,855	$(9,133)
Net realized gain (loss) on sales of investments	645	143,498	17,305	4,555	91,874
Distributions from capital gains	—	478,537	25,877	—	217,982
Net change in unrealized appreciation or depreciation of investments	(408)	(536,571)	(35,062)	(149,630)	(407,753)
Net increase (decrease) in net assets resulting from operations	171	51,031	7,721	(68,220)	(107,030)

Contract transactions
Contract purchase payments	—	1,500	125	3,529	5,206
Net transfers(1)	(264)	(71,620)	917	18,219	(10,047)
Contract terminations:
Surrender benefits and contract charges	(1,242)	(339,106)	(47,976)	(299,129)	(156,546)
Death benefits	—	—	(19,251)	—	(268,182)
Increase (decrease) from contract transactions	(1,506)	(409,226)	(66,185)	(277,381)	(429,569)
Net assets at beginning of year	31,194	2,736,346	420,511	2,072,328	1,526,258
Net assets at end of year	$29,859	$2,378,151	$362,047	$1,726,727	$989,659

Accumulation unit activity
Units outstanding at beginning of year	14,831	1,270,418	141,762	1,243,839	468,096
Contract purchase payments	—	602	—	1,940	1,312
Net transfers(1)	(117)	(33,810)	282	11,257	(2,711)
Contract terminations:
Surrender benefits and contract charges	(615)	(162,560)	(15,446)	(179,800)	(43,967)
Death benefits	—	—	(6,144)	—	(78,664)
Units outstanding at end of year	14,099	1,074,650	120,454	1,077,236	344,066

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
Operations
Investment income (loss) — net	$785	$102	$(17)	$19	$5,508
Net realized gain (loss) on sales of investments	(748)	8	2	32	(1,347)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,444)	(16)	(115)	(123)	(6,890)
Net increase (decrease) in net assets resulting from operations	(4,407)	94	(130)	(72)	(2,729)

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	2,957	(2)	(5)	(6)	27
Contract terminations:
Surrender benefits and contract charges	(6,627)	—	(10)	(5)	(10,312)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,670)	(2)	(15)	(11)	(10,285)
Net assets at beginning of year	43,979	1,432	11,251	4,764	52,688
Net assets at end of year	$35,902	$1,524	$11,106	$4,681	$39,674

Accumulation unit activity
Units outstanding at beginning of year	33,775	—	5,081	1,693	31,926
Contract purchase payments	—	—	—	—	—
Net transfers(1)	2,412	—	—	—	68
Contract terminations:
Surrender benefits and contract charges	(5,611)	—	(4)	(3)	(6,506)
Death benefits	—	—	—	—	—
Units outstanding at end of year	30,576	—	5,077	1,690	25,488

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$(1,377)	$(65,074)	$40,700	$(2,848)	$(21,389)
Net realized gain (loss) on sales of investments	125,310	1,005,634	(12,892)	15,881	88,475
Distributions from capital gains	—	—	9,990	—	—
Net change in unrealized appreciation or depreciation of investments	(127,076)	(980,015)	(40,775)	(16,315)	(85,937)
Net increase (decrease) in net assets resulting from operations	(3,143)	(39,455)	(2,977)	(3,282)	(18,851)

Contract transactions
Contract purchase payments	196	19	7	12	100,692
Net transfers(1)	(426,351)	394	(654)	9,893	65,381
Contract terminations:
Surrender benefits and contract charges	(3,313)	(2,622,831)	(36,068)	(121,591)	(580,709)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(429,468)	(2,622,418)	(36,715)	(111,686)	(414,636)
Net assets at beginning of year	559,278	6,360,251	125,278	282,229	1,849,533
Net assets at end of year	$126,667	$3,698,378	$85,586	$167,261	$1,416,046

Accumulation unit activity
Units outstanding at beginning of year	373,804	4,259,429	90,116	238,296	1,570,381
Contract purchase payments	—	—	—	—	83,979
Net transfers(1)	(289,907)	—	(490)	6,490	54,302
Contract terminations:
Surrender benefits and contract charges	(2,203)	(1,727,934)	(27,333)	(102,638)	(485,803)
Death benefits	—	—	—	—	—
Units outstanding at end of year	81,694	2,531,495	62,293	142,148	1,222,859

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(579)	$(101,450)	$(240,422)	$(80,617)	$(169,702)
Net realized gain (loss) on sales of investments	790	142,372	1,389,134	76,935	873,220
Distributions from capital gains	5,752	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,537)	(173,631)	(1,398,131)	(101,228)	(939,335)
Net increase (decrease) in net assets resulting from operations	426	(132,709)	(249,419)	(104,910)	(235,817)

Contract transactions
Contract purchase payments	5	8	13,021	23	6,520
Net transfers(1)	(1,145)	561,612	(35,955)	37,517	(82,753)
Contract terminations:
Surrender benefits and contract charges	(632)	(509,467)	(4,534,033)	(166,321)	(2,278,208)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1,772)	52,153	(4,556,967)	(128,781)	(2,354,441)
Net assets at beginning of year	47,106	6,394,103	20,534,489	5,349,879	13,608,258
Net assets at end of year	$45,760	$6,313,547	$15,728,103	$5,116,188	$11,018,000

Accumulation unit activity
Units outstanding at beginning of year	29,276	4,788,469	15,260,716	3,797,093	9,567,160
Contract purchase payments	—	—	9,322	—	4,577
Net transfers(1)	(704)	421,949	(26,288)	35,128	(58,300)
Contract terminations:
Surrender benefits and contract charges	(408)	(385,762)	(3,332,974)	(118,388)	(1,601,109)
Death benefits	—	—	—	—	—
Units outstanding at end of year	28,164	4,824,656	11,910,776	3,713,833	7,912,328

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
Operations
Investment income (loss) — net	$(16,879)	$(29,617)	$(8,612)	$(1,409)	$(713)
Net realized gain (loss) on sales of investments	32,785	39,176	56,588	1,237	229
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(33,576)	(43,747)	(112,905)	(794)	(139)
Net increase (decrease) in net assets resulting from operations	(17,670)	(34,188)	(64,929)	(966)	(623)

Contract transactions
Contract purchase payments	6	8	8	5	2
Net transfers(1)	(87,743)	(91,354)	15,412	(970)	(9)
Contract terminations:
Surrender benefits and contract charges	(82,362)	(56,540)	(156,210)	(576)	—
Death benefits	(27,431)	—	—	—	—
Increase (decrease) from contract transactions	(197,530)	(147,886)	(140,790)	(1,541)	(7)
Net assets at beginning of year	1,439,780	2,313,781	697,696	93,345	43,118
Net assets at end of year	$1,224,580	$2,131,707	$491,977	$90,838	$42,488

Accumulation unit activity
Units outstanding at beginning of year	1,136,659	1,834,739	327,736	75,523	21,787
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(69,738)	(70,723)	8,061	(763)	—
Contract terminations:
Surrender benefits and contract charges	(65,958)	(44,906)	(76,034)	(467)	—
Death benefits	(22,133)	—	—	—	—
Units outstanding at end of year	978,830	1,719,110	259,763	74,293	21,787

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2015 (continued)	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(125)	$(4,702)
Net realized gain (loss) on sales of investments	(18,675)	7,845
Distributions from capital gains	50,957	56,654
Net change in unrealized appreciation or depreciation of investments	(36,864)	(62,652)
Net increase (decrease) in net assets resulting from operations	(4,707)	(2,855)

Contract transactions
Contract purchase payments	8	8
Net transfers(1)	608	(16,238)
Contract terminations:
Surrender benefits and contract charges	(148,796)	(94,712)
Death benefits	—	—
Increase (decrease) from contract transactions	(148,180)	(110,942)
Net assets at beginning of year	623,642	381,549
Net assets at end of year	$470,755	$267,752

Accumulation unit activity
Units outstanding at beginning of year	276,094	193,769
Contract purchase payments	—	—
Net transfers(1)	719	(7,699)
Contract terminations:
Surrender benefits and contract charges	(65,448)	(47,354)
Death benefits	—	—
Units outstanding at end of year	211,365	138,716

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
Operations
Investment income (loss) — net	$1,836	$(1,146)	$(218)	$12,817	$(861)
Net realized gain (loss) on sales of investments	15,253	21,187	1,895	(11,492)	(6,616)
Distributions from capital gains	26,656	—	—	—	22,710
Net change in unrealized appreciation or depreciation of investments	(34,123)	(16,109)	12,364	(55,803)	4,655
Net increase (decrease) in net assets resulting from operations	9,622	3,932	14,041	(54,478)	19,888

Contract transactions
Contract purchase payments	150	100	—	—	—
Net transfers(1)	616	(9)	(342)	17,792	(22,860)
Contract terminations:
Surrender benefits and contract charges	(69,966)	(59,164)	(3,165)	(168,399)	(212,603)
Death benefits	—	—	—	(10,539)	(29,654)
Increase (decrease) from contract transactions	(69,200)	(59,073)	(3,507)	(161,146)	(265,117)
Net assets at beginning of year	220,428	126,698	177,901	848,865	926,649
Net assets at end of year	$160,850	$71,557	$188,435	$633,241	$681,420

Accumulation unit activity
Units outstanding at beginning of year	161,823	70,494	75,321	743,560	725,508
Contract purchase payments	—	—	—	—	—
Net transfers(1)	461	—	(120)	17,536	(17,065)
Contract terminations:
Surrender benefits and contract charges	(50,562)	(33,345)	(1,313)	(148,714)	(163,420)
Death benefits	—	—	—	(10,275)	(23,216)
Units outstanding at end of year	111,722	37,149	73,888	602,107	521,807

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$9	$(23)	$(12,062)	$(81)	$(28)
Net realized gain (loss) on sales of investments	3	120	151,610	153	12
Distributions from capital gains	—	335	—	—	250
Net change in unrealized appreciation or depreciation of investments	(70)	258	(64,383)	7,740	(170)
Net increase (decrease) in net assets resulting from operations	(58)	690	75,165	7,812	64

Contract transactions
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(7)	(8)	(89,348)	(9)	(6)
Contract terminations:
Surrender benefits and contract charges	—	(223)	(280,510)	—	—
Death benefits	—	—	(14,185)	—	—
Increase (decrease) from contract transactions	(7)	(231)	(384,043)	(9)	(6)
Net assets at beginning of year	933	4,946	1,231,544	69,580	2,309
Net assets at end of year	$868	$5,405	$922,666	$77,383	$2,367

Accumulation unit activity
Units outstanding at beginning of year	—	2,079	797,256	42,262	—
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(55,878)	—	—
Contract terminations:
Surrender benefits and contract charges	—	(153)	(180,198)	—	—
Death benefits	—	—	(9,423)	—	—
Units outstanding at end of year	—	1,926	551,757	42,262	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
Operations
Investment income (loss) — net	$(8,025)	$(22,975)	$(7,763)	$9,367	$(3,110)
Net realized gain (loss) on sales of investments	36	153,750	13,083	2,219	(4,732)
Distributions from capital gains	—	—	2,046	—	—
Net change in unrealized appreciation or depreciation of investments	(32)	2,138	(28,300)	(7,318)	14,253
Net increase (decrease) in net assets resulting from operations	(8,021)	132,913	(20,934)	4,268	6,411

Contract transactions
Contract purchase payments	3,400	—	—	75	—
Net transfers(1)	90,904	(115,496)	(7,741)	(12,389)	(20,896)
Contract terminations:
Surrender benefits and contract charges	(675,938)	(340,830)	(120,776)	(14,992)	(74,226)
Death benefits	(8,058)	(22,746)	(8,038)	(7,079)	(11,097)
Increase (decrease) from contract transactions	(589,692)	(479,072)	(136,555)	(34,385)	(106,219)
Net assets at beginning of year	985,591	1,849,160	764,735	202,799	273,850
Net assets at end of year	$387,878	$1,503,001	$607,246	$172,682	$174,042

Accumulation unit activity
Units outstanding at beginning of year	957,652	936,284	380,698	103,610	305,079
Contract purchase payments	—	—	—	—	—
Net transfers(1)	91,064	(51,054)	(3,065)	(6,930)	(23,022)
Contract terminations:
Surrender benefits and contract charges	(669,279)	(147,771)	(56,208)	(8,070)	(80,671)
Death benefits	(7,535)	(14,038)	(3,885)	(4,058)	(12,204)
Units outstanding at end of year	371,902	723,421	317,540	84,552	189,182

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$(1,103)	$9,871	$(37)	$(237)	$(14,804)
Net realized gain (loss) on sales of investments	(846)	(3,524)	87	969	39,322
Distributions from capital gains	—	3,561	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,026	19,715	(281)	2,021	100,331
Net increase (decrease) in net assets resulting from operations	2,077	29,623	(231)	2,753	124,849

Contract transactions
Contract purchase payments	—	10,488	—	—	—
Net transfers(1)	2,395	(17,408)	(14)	(1,504)	(11,621)
Contract terminations:
Surrender benefits and contract charges	(10,285)	(74,139)	(164)	(147)	(68,898)
Death benefits	—	(3,173)	—	—	—
Increase (decrease) from contract transactions	(7,890)	(84,232)	(178)	(1,651)	(80,519)
Net assets at beginning of year	84,692	772,137	3,797	22,433	1,129,346
Net assets at end of year	$78,879	$717,528	$3,388	$23,535	$1,173,676

Accumulation unit activity
Units outstanding at beginning of year	45,812	553,136	2,727	10,149	500,122
Contract purchase payments	—	6,776	—	—	—
Net transfers(1)	1,363	(12,305)	—	(694)	(4,658)
Contract terminations:
Surrender benefits and contract charges	(5,801)	(51,666)	(201)	(74)	(30,626)
Death benefits	—	(2,026)	—	—	—
Units outstanding at end of year	41,374	493,915	2,526	9,381	464,838

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(5,275)	$—	$(3,841)	$(19,792)	$(82,738)
Net realized gain (loss) on sales of investments	75,315	—	1,206	1,115	25,273
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,490)	7	15,259	82,163	291,191
Net increase (decrease) in net assets resulting from operations	46,550	7	12,624	63,486	233,726

Contract transactions
Contract purchase payments	13	—	—	—	8,065
Net transfers(1)	(49,561)	—	568,407	1,520,655	4,941,954
Contract terminations:
Surrender benefits and contract charges	(141,874)	—	(18,469)	(13,644)	(466,237)
Death benefits	(10,796)	—	—	—	—
Increase (decrease) from contract transactions	(202,218)	—	549,938	1,507,011	4,483,782
Net assets at beginning of year	475,441	170	80,752	155,142	2,667,155
Net assets at end of year	$319,773	$177	$643,314	$1,725,639	$7,384,663

Accumulation unit activity
Units outstanding at beginning of year	307,117	—	79,824	150,680	2,615,192
Contract purchase payments	—	—	—	—	7,895
Net transfers(1)	(31,635)	—	555,185	1,482,836	4,818,769
Contract terminations:
Surrender benefits and contract charges	(87,304)	—	(17,899)	(12,935)	(444,523)
Death benefits	(6,434)	—	—	—	—
Units outstanding at end of year	181,744	—	617,110	1,620,581	6,997,333

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,007)	$(11)	$111	$—	$(296)
Net realized gain (loss) on sales of investments	3,284	10	766	4	1,004
Distributions from capital gains	—	—	—	—	4,902
Net change in unrealized appreciation or depreciation of investments	1,856	195	(3,933)	111	(5,054)
Net increase (decrease) in net assets resulting from operations	4,133	194	(3,056)	115	556

Contract transactions
Contract purchase payments	—	—	—	—	75
Net transfers(1)	(8)	(12)	(11)	(10)	(6,005)
Contract terminations:
Surrender benefits and contract charges	(7,319)	—	(4,470)	—	(587)
Death benefits	(1,326)	—	—	—	—
Increase (decrease) from contract transactions	(8,653)	(12)	(4,481)	(10)	(6,517)
Net assets at beginning of year	76,736	1,683	34,045	1,008	40,170
Net assets at end of year	$72,216	$1,865	$26,508	$1,113	$34,209

Accumulation unit activity
Units outstanding at beginning of year	54,601	—	21,693	—	22,928
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	—	—	(3,764)
Contract terminations:
Surrender benefits and contract charges	(5,121)	—	(3,103)	—	(336)
Death benefits	(980)	—	—	—	—
Units outstanding at end of year	48,500	—	18,590	—	18,828

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
Operations
Investment income (loss) — net	$2,977	$(52)	$(46)	$(3,247)	$4
Net realized gain (loss) on sales of investments	1,701	(17)	4,666	39,336	5
Distributions from capital gains	—	—	73	13,606	58
Net change in unrealized appreciation or depreciation of investments	30,315	(571)	(3,890)	(38,515)	69
Net increase (decrease) in net assets resulting from operations	34,993	(640)	803	11,180	136

Contract transactions
Contract purchase payments	2,298	525	100	—	—
Net transfers(1)	(10,223)	(3)	(1,146)	(18,620)	3
Contract terminations:
Surrender benefits and contract charges	(54,046)	(3)	(12,826)	(56,458)	—
Death benefits	(10,796)	—	—	(2,909)	—
Increase (decrease) from contract transactions	(72,767)	519	(13,872)	(77,987)	3
Net assets at beginning of year	848,870	3,210	14,383	271,680	2,162
Net assets at end of year	$811,096	$3,089	$1,314	$204,873	$2,301

Accumulation unit activity
Units outstanding at beginning of year	814,129	3,192	7,221	144,817	—
Contract purchase payments	2,060	—	—	—	—
Net transfers(1)	(9,497)	—	(588)	(9,203)	—
Contract terminations:
Surrender benefits and contract charges	(49,795)	(5)	(6,633)	(30,023)	—
Death benefits	(10,237)	—	—	(1,632)	—
Units outstanding at end of year	746,660	3,187	—	103,959	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
Operations
Investment income (loss) — net	$16	$8	$900	$(41,895)	$(6,493)
Net realized gain (loss) on sales of investments	—	(4)	(58)	355,391	42,196
Distributions from capital gains	—	—	—	126,505	—
Net change in unrealized appreciation or depreciation of investments	(71)	(162)	(1,315)	191,394	4,089
Net increase (decrease) in net assets resulting from operations	(55)	(158)	(473)	631,395	39,792

Contract transactions
Contract purchase payments	—	—	—	10,865	—
Net transfers(1)	(9)	(11)	892	(185,859)	(493)
Contract terminations:
Surrender benefits and contract charges	—	—	(374)	(941,225)	(30,879)
Death benefits	—	—	—	(49,206)	(44,572)
Increase (decrease) from contract transactions	(9)	(11)	518	(1,165,425)	(75,944)
Net assets at beginning of year	1,434	1,542	52,948	6,888,510	463,074
Net assets at end of year	$1,370	$1,373	$52,993	$6,354,480	$426,922

Accumulation unit activity
Units outstanding at beginning of year	—	—	20,407	2,891,698	202,434
Contract purchase payments	—	—	—	3,779	—
Net transfers(1)	—	—	742	(87,141)	(202)
Contract terminations:
Surrender benefits and contract charges	—	—	(318)	(368,812)	(11,997)
Death benefits	—	—	—	(23,129)	(18,909)
Units outstanding at end of year	—	—	20,831	2,416,395	171,326

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$2,712	$(24,996)	$(1,043)	$251	$10,490
Net realized gain (loss) on sales of investments	2,715	106,982	16,313	17	91,878
Distributions from capital gains	389	46,600	89	—	8,197
Net change in unrealized appreciation or depreciation of investments	33,501	(49,159)	(45,422)	(56)	(21,462)
Net increase (decrease) in net assets resulting from operations	39,317	79,427	(30,063)	212	89,103

Contract transactions
Contract purchase payments	75	2,663	1,051	—	2,991
Net transfers(1)	(50,457)	(16,135)	(9,318)	(11)	(647)
Contract terminations:
Surrender benefits and contract charges	(201,407)	(454,042)	(105,196)	(7)	(313,722)
Death benefits	(29,565)	(15,852)	(1,976)	—	(9,300)
Increase (decrease) from contract transactions	(281,354)	(483,366)	(115,439)	(18)	(320,678)
Net assets at beginning of year	1,002,798	2,123,052	378,241	7,039	1,753,611
Net assets at end of year	$760,761	$1,719,113	$232,739	$7,233	$1,522,036

Accumulation unit activity
Units outstanding at beginning of year	768,627	650,859	158,635	3,896	807,588
Contract purchase payments	—	660	372	—	1,316
Net transfers(1)	(36,509)	(6,889)	(4,462)	—	(310)
Contract terminations:
Surrender benefits and contract charges	(149,898)	(126,918)	(45,821)	(5)	(140,788)
Death benefits	(22,416)	(5,362)	(1,284)	—	(4,299)
Units outstanding at end of year	559,804	512,350	107,440	3,891	663,507

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$6	$(17,529)	$14,012	$5	$(3,716)
Net realized gain (loss) on sales of investments	9	57,158	10,070	8	56,713
Distributions from capital gains	28	254,786	—	—	109,522
Net change in unrealized appreciation or depreciation of investments	67	(217,382)	(21,065)	(88)	(82,959)
Net increase (decrease) in net assets resulting from operations	110	77,033	3,017	(75)	79,560

Contract transactions
Contract purchase payments	—	625	75	—	—
Net transfers(1)	(7)	7,430	(11,576)	(9)	(60,949)
Contract terminations:
Surrender benefits and contract charges	—	(129,181)	(94,268)	—	(149,671)
Death benefits	—	(42,598)	(9,818)	—	(8,747)
Increase (decrease) from contract transactions	(7)	(163,724)	(115,587)	(9)	(219,367)
Net assets at beginning of year	1,406	1,418,491	429,740	1,958	809,916
Net assets at end of year	$1,509	$1,331,800	$317,170	$1,874	$670,109

Accumulation unit activity
Units outstanding at beginning of year	—	509,584	228,775	—	421,124
Contract purchase payments	—	190	—	—	—
Net transfers(1)	—	2,523	(6,037)	—	(30,553)
Contract terminations:
Surrender benefits and contract charges	—	(46,860)	(49,517)	—	(74,521)
Death benefits	—	(15,146)	(5,242)	—	(4,565)
Units outstanding at end of year	—	450,291	167,979	—	311,485

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$10	$(53)	$(6,700)	$(28)	$(145)
Net realized gain (loss) on sales of investments	8	18	209,053	17	5,948
Distributions from capital gains	83	—	—	96	—
Net change in unrealized appreciation or depreciation of investments	159	260	(74,612)	314	(5,806)
Net increase (decrease) in net assets resulting from operations	260	225	127,741	399	(3)

Contract transactions
Contract purchase payments	—	—	—	—	150
Net transfers(1)	(13)	—	(155,384)	(12)	(21,309)
Contract terminations:
Surrender benefits and contract charges	—	—	(439,662)	—	(581)
Death benefits	—	—	(29,971)	—	—
Increase (decrease) from contract transactions	(13)	—	(625,017)	(12)	(21,740)
Net assets at beginning of year	1,690	3,427	2,133,683	2,208	50,717
Net assets at end of year	$1,937	$3,652	$1,636,407	$2,595	$28,974

Accumulation unit activity
Units outstanding at beginning of year	—	—	1,320,802	—	44,056
Contract purchase payments	—	—	—	—	—
Net transfers(1)	—	—	(94,422)	—	(18,758)
Contract terminations:
Surrender benefits and contract charges	—	—	(265,056)	—	(526)
Death benefits	—	—	(18,976)	—	—
Units outstanding at end of year	—	—	942,348	—	24,772

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(605)	$(854)	$(886)	$(458)	$(3,296)
Net realized gain (loss) on sales of investments	5,053	417	21,136	1,131	27,829
Distributions from capital gains	4,587	—	—	2,990	57,592
Net change in unrealized appreciation or depreciation of investments	(7,499)	5,001	(4,890)	756	(109,639)
Net increase (decrease) in net assets resulting from operations	1,536	4,564	15,360	4,419	(27,514)

Contract transactions
Contract purchase payments	—	—	75	—	2,113
Net transfers(1)	(5,623)	(11)	(24,250)	(2,035)	7,781
Contract terminations:
Surrender benefits and contract charges	(21,755)	(510)	(144,058)	(659)	(58,702)
Death benefits	(1,356)	—	(4,078)	—	(49,029)
Increase (decrease) from contract transactions	(28,734)	(521)	(172,311)	(2,694)	(97,837)
Net assets at beginning of year	59,479	70,998	415,570	40,430	352,599
Net assets at end of year	$32,281	$75,041	$258,619	$42,155	$227,248

Accumulation unit activity
Units outstanding at beginning of year	35,522	52,650	244,491	29,081	107,179
Contract purchase payments	—	—	—	—	612
Net transfers(1)	(3,342)	—	(17,331)	(1,418)	2,585
Contract terminations:
Surrender benefits and contract charges	(12,850)	(369)	(83,802)	(485)	(19,515)
Death benefits	(758)	—	(2,975)	—	(15,261)
Units outstanding at end of year	18,572	52,281	140,383	27,178	75,600

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	MS UIF U.S. Real Est, Cl II
Operations
Investment income (loss) — net	$7,528	$579	$(522)	$(25)	$(25)
Net realized gain (loss) on sales of investments	24,681	9,686	291	6	6,626
Distributions from capital gains	48,885	4,245	—	317	—
Net change in unrealized appreciation or depreciation of investments	41,318	(1,503)	6,491	(279)	4,079
Net increase (decrease) in net assets resulting from operations	122,412	13,007	6,260	19	10,680

Contract transactions
Contract purchase payments	5,303	—	—	—	—
Net transfers(1)	52,818	(818)	(181)	(12)	(6,994)
Contract terminations:
Surrender benefits and contract charges	(111,205)	(21,944)	(116)	—	(16,919)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(53,084)	(22,762)	(297)	(12)	(23,913)
Net assets at beginning of year	1,834,067	124,961	52,157	2,345	44,427
Net assets at end of year	$1,903,395	$115,206	$58,120	$2,352	$31,194

Accumulation unit activity
Units outstanding at beginning of year	1,005,542	36,219	57,017	—	27,281
Contract purchase payments	2,768	—	—	—	—
Net transfers(1)	27,722	(177)	(159)	—	(3,821)
Contract terminations:
Surrender benefits and contract charges	(60,230)	(4,939)	(120)	—	(8,629)
Death benefits	—	—	—	—	—
Units outstanding at end of year	975,802	31,103	56,738	—	14,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(31,509)	$(1,347)	$63,152	$(10,800)	$1,691
Net realized gain (loss) on sales of investments	223,405	6,084	30,125	101,130	46
Distributions from capital gains	68,624	19,002	—	206,094	—
Net change in unrealized appreciation or depreciation of investments	92,977	(20,286)	(57,916)	(152,104)	(2,112)
Net increase (decrease) in net assets resulting from operations	353,497	3,453	35,361	144,320	(375)

Contract transactions
Contract purchase payments	2,000	—	5,156	951	—
Net transfers(1)	(126,715)	8,196	3,860	(1,232)	1,280
Contract terminations:
Surrender benefits and contract charges	(346,741)	(15,516)	(532,995)	(190,223)	(529)
Death benefits	(42,681)	—	(27,997)	(10,593)	—
Increase (decrease) from contract transactions	(514,137)	(7,320)	(551,976)	(201,097)	751
Net assets at beginning of year	2,896,986	424,378	2,588,943	1,583,035	43,603
Net assets at end of year	$2,736,346	$420,511	$2,072,328	$1,526,258	$43,979

Accumulation unit activity
Units outstanding at beginning of year	1,536,026	144,168	1,576,378	530,114	33,185
Contract purchase payments	927	—	2,932	282	—
Net transfers(1)	(68,844)	2,557	1,961	(333)	1,000
Contract terminations:
Surrender benefits and contract charges	(174,353)	(4,963)	(318,833)	(58,835)	(410)
Death benefits	(23,338)	—	(18,599)	(3,132)	—
Units outstanding at end of year	1,270,418	141,762	1,243,839	468,096	33,775

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$106	$(36)	$(80)	$13,170	$(7,890)
Net realized gain (loss) on sales of investments	7	(1,144)	8,269	340	3,962
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	193	222	(7,187)	(12,632)	25,834
Net increase (decrease) in net assets resulting from operations	306	(958)	1,002	878	21,906

Contract transactions
Contract purchase payments	—	325	150	100	—
Net transfers(1)	(11)	(9)	(9)	944	—
Contract terminations:
Surrender benefits and contract charges	—	(4,573)	(19,356)	(17,623)	(5,637)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(11)	(4,257)	(19,215)	(16,579)	(5,637)
Net assets at beginning of year	1,137	16,466	22,977	68,389	543,009
Net assets at end of year	$1,432	$11,251	$4,764	$52,688	$559,278

Accumulation unit activity
Units outstanding at beginning of year	—	6,979	13,314	42,362	377,580
Contract purchase payments	—	121	—	—	—
Net transfers(1)	—	—	—	603	—
Contract terminations:
Surrender benefits and contract charges	—	(2,019)	(11,621)	(11,039)	(3,776)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	5,081	1,693	31,926	373,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Loomis Sayles Gro II, Cl 1
Operations
Investment income (loss) — net	$(99,381)	$(1,711)	$(3,786)	$(30,401)	$(526)
Net realized gain (loss) on sales of investments	1,105,016	(576)	5,782	245,082	1,723
Distributions from capital gains	—	—	—	—	7,038
Net change in unrealized appreciation or depreciation of investments	(698,328)	11,415	7,144	(142,908)	(4,583)
Net increase (decrease) in net assets resulting from operations	307,307	9,128	9,140	71,773	3,652

Contract transactions
Contract purchase payments	—	—	9	90	—
Net transfers(1)	(387,721)	(3)	(1)	(464,775)	(2,195)
Contract terminations:
Surrender benefits and contract charges	(2,335,110)	(16,728)	(62,286)	(1,126,408)	(833)
Death benefits	(98,471)	—	—	—	—
Increase (decrease) from contract transactions	(2,821,302)	(16,731)	(62,278)	(1,591,093)	(3,028)
Net assets at beginning of year	8,874,246	132,881	335,367	3,368,853	46,482
Net assets at end of year	$6,360,251	$125,278	$282,229	$1,849,533	$47,106

Accumulation unit activity
Units outstanding at beginning of year	6,188,933	102,986	291,889	2,942,908	31,265
Contract purchase payments	—	—	—	—	—
Net transfers(1)	(269,640)	85	—	(405,205)	(1,423)
Contract terminations:
Surrender benefits and contract charges	(1,591,800)	(12,955)	(53,593)	(967,322)	(566)
Death benefits	(68,064)	—	—	—	—
Units outstanding at end of year	4,259,429	90,116	238,296	1,570,381	29,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(99,539)	$(312,796)	$(81,145)	$(218,044)	$(19,577)
Net realized gain (loss) on sales of investments	120,058	2,176,632	69,020	2,268,812	167,281
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	202,339	(1,011,752)	202,692	(1,437,965)	(99,257)
Net increase (decrease) in net assets resulting from operations	222,858	852,084	190,567	612,803	48,447

Contract transactions
Contract purchase payments	6,500	20,598	14	27,822	10
Net transfers(1)	(120,845)	(2,850,477)	(1,966)	(1,116,629)	(850,522)
Contract terminations:
Surrender benefits and contract charges	(294,623)	(4,174,357)	(93,373)	(5,852,758)	(57,259)
Death benefits	—	(70,201)	—	—	—
Increase (decrease) from contract transactions	(408,968)	(7,074,437)	(95,325)	(6,941,565)	(907,771)
Net assets at beginning of year	6,580,213	26,756,842	5,254,637	19,937,020	2,299,104
Net assets at end of year	$6,394,103	$20,534,489	$5,349,879	$13,608,258	$1,439,780

Accumulation unit activity
Units outstanding at beginning of year	5,099,364	20,605,815	3,861,727	14,568,772	1,892,065
Contract purchase payments	5,011	15,752	—	19,967	—
Net transfers(1)	(92,107)	(2,142,428)	2,593	(833,978)	(708,979)
Contract terminations:
Surrender benefits and contract charges	(223,799)	(3,164,774)	(67,227)	(4,187,601)	(46,427)
Death benefits	—	(53,649)	—	—	—
Units outstanding at end of year	4,788,469	15,260,716	3,797,093	9,567,160	1,136,659

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3	Wanger Intl
Operations
Investment income (loss) — net	$(36,061)	$(10,885)	$(1,371)	$(683)	$(303)
Net realized gain (loss) on sales of investments	210,036	90,654	1,543	9,079	17,074
Distributions from capital gains	—	—	—	—	75,099
Net change in unrealized appreciation or depreciation of investments	(83,413)	(79,468)	8,504	(4,421)	(129,930)
Net increase (decrease) in net assets resulting from operations	90,562	301	8,676	3,975	(38,060)

Contract transactions
Contract purchase payments	679	—	—	16	—
Net transfers(1)	(328,760)	(6,765)	(1,844)	(9)	(1,940)
Contract terminations:
Surrender benefits and contract charges	(585,974)	(186,101)	(754)	(14,715)	(164,171)
Death benefits	—	(12,169)	—	—	(11,139)
Increase (decrease) from contract transactions	(914,055)	(205,035)	(2,598)	(14,708)	(177,250)
Net assets at beginning of year	3,137,274	902,430	87,267	53,851	838,952
Net assets at end of year	$2,313,781	$697,696	$93,345	$43,118	$623,642

Accumulation unit activity
Units outstanding at beginning of year	2,572,643	409,869	77,696	30,183	349,809
Contract purchase payments	487	—	—	—	—
Net transfers(1)	(262,894)	(83)	(1,527)	—	(123)
Contract terminations:
Surrender benefits and contract charges	(475,497)	(75,066)	(646)	(8,396)	(68,559)
Death benefits	—	(6,984)	—	—	(5,033)
Units outstanding at end of year	1,834,739	327,736	75,523	21,787	276,094

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger USA
Operations
Investment income (loss) — net	$(5,916)
Net realized gain (loss) on sales of investments	27,127
Distributions from capital gains	49,979
Net change in unrealized appreciation or depreciation of investments	(60,489)
Net increase (decrease) in net assets resulting from operations	10,701

Contract transactions
Contract purchase payments	—
Net transfers(1)	(14,283)
Contract terminations:
Surrender benefits and contract charges	(96,483)
Death benefits	(8,090)
Increase (decrease) from contract transactions	(118,856)
Net assets at beginning of year	489,704
Net assets at end of year	$381,549

Accumulation unit activity
Units outstanding at beginning of year	256,888
Contract purchase payments	—
Net transfers(1)	(7,290)
Contract terminations:
Surrender benefits and contract charges	(51,144)
Death benefits	(4,685)
Units outstanding at end of year	193,769

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Innovations Select Variable Annuity (Innovations Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through Innovations Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under Innovations Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through Innovations Select.

Division	Fund
AB VPS Bal Wealth Strategy, Cl B	AB VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3) (previously Columbia Variable Portfolio – Cash Management Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(4)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2)(1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (previously Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3))
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	57

Division	Fund
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Rising Divd, Cl 2	FTVIPT Franklin Rising Dividends VIP Fund – Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl II	Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Loomis Sayles Gro II, Cl 1	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)(3) (previously Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP MFS Blended Res Core Eq, Cl 3	Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – Sit Dividend Growth Fund (Class 3))
VP Vty Sycamore Estb Val, Cl 3	Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Established Value Fund (Class 3))
Wanger Intl	Wanger International
Wanger USA	Wanger USA

(1)

Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016. In addition, Columbia Variable Portfolio – Select International Equity Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.

(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
(4)	Columbia Variable Portfolio – Income Opportunities Fund (Class 2) shares were exchanged for corresponding Class 3 shares of the same fund on April 29, 2016.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

58	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2015.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	59

3.  VARIABLE ACCOUNT EXPENSES

For Innovations Select contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.65% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

For Innovations Select contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through Innovations Select contracts.

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  WITHDRAWAL CHARGES

RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement*	Columbia Management Investment Advisers, LLC
Administrative Services Agreement*	Columbia Management Investment Advisers, LLC
Transfer and Dividend Disbursing Agent Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.

*	Effective May 1, 2016, the Investment Management Services Agreement and the Administrative Services Agreement will be combined under one Management Agreement with Columbia Management Investment Advisers, LLC.

60	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2015 were as follows:

Division	Purchases
AB VPS Bal Wealth Strategy, Cl B	$17,217
AB VPS Global Thematic Gro, Cl B	171
AB VPS Gro & Inc, Cl B	7,766
AB VPS Intl Val, Cl B	29,208
AC VP Inflation Prot, Cl II	49,558
AC VP Intl, Cl II	3
AC VP Mid Cap Val, Cl II	327
AC VP Ultra, Cl II	93,439
AC VP Val, Cl II	1,611
CB Var Sm Cap Gro, Cl I	59
Col VP Govt Money Mkt, Cl 3	6,339
Col VP Divd Opp, Cl 3	53,049
Col VP Emer Mkts, Cl 3	56,716
Col VP Hi Yield Bond, Cl 3	12,867
Col VP Inc Opp, Cl 2	19,693
Col VP Inc Opp, Cl 3	9,743
Col VP Inter Bond, Cl 3	29,882
Col VP Intl Opp, Cl 2	11
Col VP Lg Cap Gro, Cl 3	267
Col VP Lg Cap Index, Cl 3	4,668
Col VP Disciplined Core, Cl 3	681
Col VP Man Vol Conserv, Cl 2	—
Col VP Man Vol Conserv Gro, Cl 2	23
Col VP Man Vol Gro, Cl 2	228,411
Col VP Man Vol Mod Gro, Cl 2	478,889
Col VP Mid Cap Gro, Cl 3	—
Col VP Mid Cap Val, Cl 3	—
Col VP Select Intl Eq, Cl 3	7,677
Col VP Select Lg Cap Val, Cl 3	—
Col VP Sm Cap Val, Cl 2	3,235
Col VP US Govt Mtge, Cl 3	26,566
CS Commodity Return	279
Drey IP MidCap Stock, Serv	222
Drey IP Tech Gro, Serv	23,104
Drey VIF Appr, Serv	134
Drey VIF Intl Eq, Serv	43
Drey VIF Intl Val, Serv	28
EV VT Floating-Rate Inc	1,784
Fid VIP Contrafund, Serv Cl 2	618,412
Fid VIP Gro, Serv Cl 2	13,103
Fid VIP Invest Gr, Serv Cl 2	40,957
Fid VIP Mid Cap, Serv Cl 2	218,024
Fid VIP Overseas, Serv Cl 2	13,991
FTVIPT Frank Inc, Cl 2	335
FTVIPT Frank Mutual Shares, Cl 2	144,217
FTVIPT Frank Rising Divd, Cl 2	181

Division	Purchases
FTVIPT Frank Sm Mid Cap Gro, Cl 2	$322,663
FTVIPT Temp Global Bond, Cl 2	39,729
FTVIPT Temp Gro, Cl 2	54
GS VIT Mid Cap Val, Inst	66,493
GS VIT U.S. Eq Insights, Inst	140
Invesco VI Am Fran, Ser II	28
Invesco VI Comstock, Ser II	76,748
Invesco VI Global Hlth, Ser II	249
Invesco VI Intl Gro, Ser II	1,636
Invesco VI Mid Cap Core Eq, Ser II	2,837
Invesco VI Mid Cap Gro, Ser II	6,061
Invesco VI Val Opp, Ser II	28,503
Janus Aspen Janus, Serv	8,190
MFS Mass Inv Gro Stock, Serv Cl	169,384
MFS New Dis, Serv Cl	10,513
MFS Total Return, Serv Cl	116,420
MFS Utilities, Serv Cl	13,838
MS UIF Global Real Est, Cl II	1,670
MS UIF Mid Cap Gro, Cl II	399
MS UIF U.S. Real Est, Cl II	812
Oppen Cap Appr VA, Serv	490,720
Oppen Global VA, Serv	32,726
Oppen Global Strategic Inc VA, Srv	136,209
Oppen Main St Sm Cap VA, Serv	236,385
PIMCO VIT All Asset, Advisor Cl	4,341
Put VT Global Hlth Care, Cl IB	123
Put VT Intl Eq, Cl IB	149
Put VT Multi-Cap Gro, Cl IB	85
Put VT Sm Cap Val, Cl IB	7,254
VP Aggr, Cl 2	325
VP Aggr, Cl 4	425
VP BR Gl Infl Prot Sec, Cl 3	56,355
VP Conserv, Cl 2	170,138
VP Conserv, Cl 4	166,075
VP Loomis Sayles Gro II, Cl 1	6,553
VP Mod, Cl 2	564,553
VP Mod, Cl 4	121,834
VP Mod Aggr, Cl 2	207,643
VP Mod Aggr, Cl 4	98,251
VP Mod Conserv, Cl 2	6
VP Mod Conserv, Cl 4	8
VP Ptnrs Sm Cap Val, Cl 3	20,550
VP MFS Blended Res Core Eq, Cl 3	219
VP Vty Sycamore Estb Val, Cl 3	3
Wanger Intl	78,114
Wanger USA	63,055

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	61

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	$1.46	$1.94	$2.58	$1.22	$—
1.05%	1.45	1.16	1.66	0.84	1.28
1.10%	1.45	1.92	2.55	—	—
1.15%	1.44	1.15	1.74	1.09	1.27
1.20%	1.44	1.15	1.64	0.83	1.26
1.25%	1.43	1.88	2.50	0.83	1.26
1.30%	1.43	1.87	2.49	1.08	1.25
1.35%	1.42	1.86	2.49	1.07	1.24
1.40%	1.42	1.84	2.48	0.82	1.24
1.45%	—	1.35	2.01	1.19	—
1.50%	1.41	1.12	1.68	1.05	1.22
1.55%	1.40	1.81	2.41	1.05	1.21
1.65%	1.39	1.79	2.38	—	—
1.70%	1.39	1.10	1.64	1.03	1.19
1.80%	—	0.94	1.25	0.58	—
1.90%	—	0.93	1.24	0.57	—
1.95%	—	1.32	1.96	1.16	—
2.00%	—	0.92	1.23	0.57	—
2.05%	—	1.31	1.95	1.15	—

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	$—	$1.93	$2.12	$1.82	$2.18
1.05%	1.34	1.65	1.89	1.62	1.79
1.10%	—	—	—	—	—
1.15%	1.59	1.64	1.80	1.75	1.77
1.20%	1.32	1.63	1.86	1.60	1.76
1.25%	1.31	1.63	1.86	1.59	1.75
1.30%	1.57	1.62	1.77	1.72	1.75
1.35%	1.56	1.61	1.76	1.71	1.74
1.40%	1.29	1.60	1.83	1.57	1.73
1.45%	—	1.88	2.07	1.77	2.13
1.50%	1.53	1.59	1.73	1.69	1.72
1.55%	1.52	1.58	1.72	1.68	1.71
1.65%	—	—	—	—	—
1.70%	1.50	1.56	1.69	1.65	1.69
1.80%	—	1.58	1.49	1.28	1.60
1.90%	—	1.57	1.48	1.27	1.59
1.95%	—	1.83	2.02	1.72	2.07
2.00%	—	1.55	1.47	1.26	1.58
2.05%	—	1.82	2.01	1.72	2.06

62	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
1.00%	$1.02	$3.05	$0.96	$1.37	$0.90
1.05%	1.00	1.44	1.35	1.73	0.90
1.10%	1.01	3.01	—	—	—
1.15%	1.01	1.76	1.89	1.82	0.90
1.20%	0.98	1.42	1.34	1.71	0.90
1.25%	0.99	2.95	1.33	1.70	0.89
1.30%	0.98	2.93	1.86	1.79	0.89
1.35%	0.98	2.91	1.85	1.78	0.89
1.40%	1.04	2.89	1.31	1.67	0.89
1.45%	0.92	1.65	0.94	1.33	0.89
1.50%	0.98	1.70	1.82	1.75	0.89
1.55%	0.95	2.84	1.81	1.74	0.89
1.65%	0.94	2.80	—	—	—
1.70%	0.95	1.66	1.78	1.71	0.88
1.80%	0.89	1.08	0.73	1.48	0.88
1.90%	0.88	1.07	0.72	1.46	0.88
1.95%	0.90	1.60	0.92	1.30	0.88
2.00%	0.88	1.06	0.72	1.45	0.88
2.05%	0.89	1.59	0.91	1.29	0.88

Subaccount	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
1.00%	$1.34	$1.44	$1.31	$2.51	$2.65
1.05%	1.71	1.37	0.95	1.76	1.74
1.10%	—	1.43	—	2.48	2.61
1.15%	1.75	1.36	0.95	1.91	1.83
1.20%	1.68	1.35	0.94	1.73	1.72
1.25%	1.67	1.39	0.94	2.43	2.56
1.30%	1.72	1.38	0.93	2.42	2.54
1.35%	1.71	1.38	0.93	2.40	2.53
1.40%	1.65	1.57	0.93	2.39	2.51
1.45%	1.31	1.12	1.28	2.11	1.93
1.50%	1.68	1.31	0.92	1.83	1.76
1.55%	1.67	1.34	0.91	2.34	2.47
1.65%	—	1.32	—	2.31	2.43
1.70%	1.64	1.28	0.90	1.79	1.72
1.80%	1.47	1.20	0.79	1.37	1.34
1.90%	1.46	1.19	0.79	1.36	1.33
1.95%	1.27	1.09	1.24	2.06	1.88
2.00%	1.44	1.18	0.78	1.35	1.31
2.05%	1.27	1.08	1.24	2.04	1.87

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	63

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
1.00%	$1.60	$1.01	$1.02	$1.02	$1.02
1.05%	1.67	1.01	1.02	1.02	1.02
1.10%	1.58	—	—	—	—
1.15%	1.79	1.01	1.01	1.02	1.02
1.20%	1.65	1.01	1.01	1.02	1.02
1.25%	1.56	1.01	1.01	1.02	1.02
1.30%	1.76	1.01	1.01	1.02	1.02
1.35%	1.75	1.00	1.01	1.02	1.01
1.40%	1.72	1.00	1.01	1.01	1.01
1.45%	2.08	1.00	1.01	1.01	1.01
1.50%	1.72	1.00	1.01	1.01	1.01
1.55%	1.71	1.00	1.01	1.01	1.01
1.65%	1.50	—	—	—	—
1.70%	1.68	1.00	1.00	1.01	1.01
1.80%	1.29	1.00	1.00	1.01	1.00
1.90%	1.28	0.99	1.00	1.00	1.00
1.95%	2.03	0.99	1.00	1.00	1.00
2.00%	1.26	0.99	1.00	1.00	1.00
2.05%	2.02	0.99	0.99	1.00	1.00

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
1.00%	$—	$1.91	$1.37	$—	$1.63
1.05%	1.73	1.39	1.27	1.63	1.53
1.10%	—	—	—	—	—
1.15%	1.83	1.37	1.56	1.76	1.75
1.20%	1.71	1.37	1.25	1.61	1.51
1.25%	1.70	1.36	1.24	1.60	1.50
1.30%	1.80	1.36	1.53	1.73	1.72
1.35%	1.79	1.35	1.52	1.72	1.71
1.40%	1.53	1.35	1.40	1.58	1.48
1.45%	—	1.87	1.34	—	1.59
1.50%	1.76	1.33	1.50	1.69	1.68
1.55%	1.75	1.33	1.49	1.68	1.68
1.65%	—	—	—	—	—
1.70%	1.72	1.31	1.46	1.65	1.65
1.80%	—	1.26	0.90	—	1.27
1.90%	—	1.25	0.90	—	1.26
1.95%	—	1.82	1.30	—	1.54
2.00%	—	1.24	0.89	—	1.25
2.05%	—	1.81	1.30	—	1.53

64	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
1.00%	$1.13	$0.58	$—	$—	$—
1.05%	1.13	0.45	1.76	2.15	1.68
1.10%	1.12	—	—	—	—
1.15%	1.13	0.44	1.96	2.11	1.74
1.20%	1.11	0.44	1.74	2.12	1.66
1.25%	1.10	0.44	1.73	2.11	1.65
1.30%	1.09	0.44	1.93	2.08	1.72
1.35%	1.08	0.44	1.92	2.07	1.71
1.40%	1.08	0.43	1.70	2.08	1.62
1.45%	1.01	0.56	—	—	—
1.50%	1.08	0.43	1.88	2.03	1.68
1.55%	1.06	0.43	1.87	2.02	1.67
1.65%	1.04	—	—	—	—
1.70%	1.06	0.42	1.84	1.99	1.64
1.80%	1.00	0.40	—	—	—
1.90%	0.99	0.40	—	—	—
1.95%	0.98	0.55	—	—	—
2.00%	0.98	0.39	—	—	—
2.05%	0.97	0.54	—	—	—

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
1.00%	$1.37	$1.07	$1.13	$3.12	$2.78
1.05%	0.96	0.92	1.18	1.77	1.92
1.10%	—	—	—	3.08	2.75
1.15%	0.95	1.10	1.17	2.09	1.97
1.20%	0.95	0.90	1.17	1.75	1.89
1.25%	0.94	0.90	1.16	3.02	2.70
1.30%	0.94	1.08	1.16	3.01	2.68
1.35%	0.93	1.07	1.15	2.99	2.66
1.40%	0.93	0.89	1.15	2.97	2.65
1.45%	1.33	1.04	1.10	1.85	—
1.50%	0.92	1.06	1.14	2.01	1.90
1.55%	0.92	1.05	1.13	2.91	2.59
1.65%	—	—	—	2.87	2.56
1.70%	0.91	1.03	1.12	1.96	1.85
1.80%	0.84	0.71	1.12	1.31	—
1.90%	0.83	0.70	1.11	1.30	—
1.95%	1.30	1.01	1.07	1.80	—
2.00%	0.83	0.69	1.10	1.29	—
2.05%	1.29	1.01	1.07	1.79	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	65

Subaccount	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
1.00%	$1.11	$3.93	$2.54	$1.33	$2.25
1.05%	1.37	1.80	1.22	1.45	1.40
1.10%	—	3.88	2.50	—	2.22
1.15%	1.36	2.23	1.48	1.56	1.62
1.20%	1.35	1.77	1.20	1.43	1.38
1.25%	1.35	3.81	2.46	1.42	2.18
1.30%	1.34	3.79	2.44	1.53	2.17
1.35%	1.33	3.76	2.42	1.52	2.15
1.40%	1.33	3.74	2.41	1.40	2.14
1.45%	1.09	1.67	1.40	1.30	—
1.50%	1.31	2.15	1.43	1.50	1.56
1.55%	1.30	3.67	2.36	1.49	2.10
1.65%	—	3.62	2.33	—	2.07
1.70%	1.28	2.10	1.40	1.46	1.52
1.80%	1.22	1.32	0.85	1.16	—
1.90%	1.21	1.31	0.84	1.15	—
1.95%	1.06	1.62	1.36	1.26	—
2.00%	1.20	1.30	0.83	1.14	—
2.05%	1.05	1.61	1.35	1.26	—

Subaccount	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
1.00%	$—	$2.96	$1.16	$1.47	$1.80
1.05%	1.66	1.79	1.76	1.19	1.70
1.10%	—	2.92	—	—	—
1.15%	1.78	1.84	1.82	1.36	1.99
1.20%	1.63	1.76	1.74	1.17	1.68
1.25%	1.63	2.87	1.73	1.17	1.67
1.30%	1.75	2.85	1.79	1.33	1.95
1.35%	1.74	2.83	1.78	1.33	1.94
1.40%	1.60	2.81	1.70	1.15	1.65
1.45%	—	—	1.13	1.43	1.76
1.50%	1.71	1.77	1.75	1.30	1.91
1.55%	1.70	2.76	1.74	1.30	1.90
1.65%	—	2.72	—	—	—
1.70%	1.67	1.73	1.71	1.28	1.87
1.80%	—	—	1.42	0.91	1.33
1.90%	—	—	1.41	0.91	1.32
1.95%	—	—	1.10	1.39	1.71
2.00%	—	—	1.40	0.90	1.31
2.05%	—	—	1.09	1.39	1.70

66	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
1.00%	$2.13	$1.49	$1.81	$2.28	$1.38
1.05%	1.42	1.48	1.54	1.95	1.08
1.10%	—	—	—	—	—
1.15%	1.41	1.48	1.65	1.93	1.07
1.20%	1.40	1.47	1.52	1.92	1.06
1.25%	1.40	1.47	1.52	1.91	1.06
1.30%	1.39	1.47	1.62	1.91	1.05
1.35%	1.38	1.47	1.62	1.90	1.05
1.40%	1.38	1.46	1.49	1.89	1.04
1.45%	2.08	1.46	1.77	2.23	1.34
1.50%	1.37	1.46	1.59	1.87	1.04
1.55%	1.36	1.46	1.58	1.87	1.03
1.65%	—	—	—	—	—
1.70%	1.34	1.45	1.55	1.84	1.02
1.80%	1.34	1.44	1.25	1.81	0.95
1.90%	1.33	1.44	1.24	1.79	0.94
1.95%	2.02	1.43	1.72	2.17	1.31
2.00%	1.32	1.43	1.23	1.78	0.93
2.05%	2.01	1.43	1.71	2.15	1.30

Subaccount	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$1.41	$1.89	$1.92	$0.98
1.05%	1.53	1.41	1.14	1.56	0.98
1.10%	—	1.40	1.87	—	0.98
1.15%	1.64	1.40	1.20	1.55	0.98
1.20%	1.50	1.40	1.13	1.54	0.97
1.25%	1.50	1.40	1.83	1.54	0.97
1.30%	1.61	1.39	1.82	1.53	0.97
1.35%	1.60	1.39	1.81	1.52	0.97
1.40%	1.48	1.39	1.80	1.52	0.97
1.45%	—	1.38	—	1.87	—
1.50%	1.58	1.38	1.15	1.50	0.97
1.55%	1.57	1.38	1.76	1.50	0.97
1.65%	—	1.37	1.74	—	0.97
1.70%	1.54	1.37	1.13	1.48	0.97
1.80%	—	1.37	—	1.38	—
1.90%	—	1.36	—	1.37	—
1.95%	—	1.36	—	1.82	—
2.00%	—	1.36	—	1.36	—
2.05%	—	1.35	—	1.81	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	67

Subaccount	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	$2.98	$1.99	$3.90	$1.55	$1.59
1.05%	1.97	1.51	1.87	1.01	1.52
1.10%	2.94	1.96	3.85	—	—
1.15%	2.06	1.55	2.37	1.00	1.51
1.20%	1.94	1.49	1.84	1.00	1.50
1.25%	2.88	1.93	3.78	0.99	1.49
1.30%	2.86	1.91	3.75	0.99	1.49
1.35%	2.85	1.90	3.73	0.99	1.48
1.40%	2.83	1.89	3.71	0.98	1.47
1.45%	—	1.46	1.51	1.51	1.55
1.50%	1.98	1.49	2.28	0.97	1.46
1.55%	2.77	1.85	3.64	0.97	1.46
1.65%	2.74	1.83	3.59	—	—
1.70%	1.94	1.46	2.23	0.96	1.44
1.80%	—	1.23	1.18	0.98	1.26
1.90%	—	1.22	1.17	0.98	1.25
1.95%	—	1.42	1.47	1.47	1.51
2.00%	—	1.21	1.16	0.97	1.24
2.05%	—	1.42	1.46	1.46	1.50

Subaccount	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
1.00%	$—	$2.44	$3.31	$1.73	$3.56
1.05%	1.57	1.68	1.61	1.41	1.75
1.10%	—	2.41	3.27	1.70	3.51
1.15%	2.09	1.71	1.92	1.43	2.02
1.20%	1.55	1.65	1.59	1.39	1.73
1.25%	1.54	2.37	3.21	1.67	3.44
1.30%	2.05	2.35	3.19	1.66	3.42
1.35%	2.04	2.34	3.17	1.65	3.40
1.40%	1.52	2.32	3.15	1.64	3.38
1.45%	—	1.91	1.64	1.12	1.93
1.50%	2.01	1.64	1.84	1.37	1.94
1.55%	2.00	2.28	3.09	1.61	3.31
1.65%	—	2.25	3.05	1.59	3.27
1.70%	1.96	1.60	1.80	1.34	1.90
1.80%	—	1.24	1.18	1.17	1.44
1.90%	—	1.23	1.17	1.16	1.43
1.95%	—	1.86	1.59	1.09	1.88
2.00%	—	1.22	1.16	1.15	1.42
2.05%	—	1.85	1.59	1.09	1.86

68	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
1.00%	$1.08	$—	$2.08	$1.84	$—
1.05%	1.18	2.43	1.11	1.83	1.39
1.10%	—	—	2.05	1.83	—
1.15%	1.17	2.66	1.34	1.83	1.58
1.20%	1.16	2.40	1.10	1.82	1.37
1.25%	1.16	2.39	2.01	1.82	1.36
1.30%	1.15	2.62	2.00	1.81	1.56
1.35%	1.15	2.61	1.99	1.81	1.55
1.40%	1.14	2.35	1.97	1.80	1.34
1.45%	1.05	—	—	—	—
1.50%	1.13	2.56	1.29	1.79	1.52
1.55%	1.13	2.55	1.94	1.79	1.52
1.65%	—	—	1.91	1.78	—
1.70%	1.11	2.51	1.26	1.77	1.49
1.80%	1.08	—	—	—	—
1.90%	1.07	—	—	—	—
1.95%	1.03	—	—	—	—
2.00%	1.06	—	—	—	—
2.05%	1.02	—	—	—	—

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
1.00%	$1.55	$1.55	$1.14	$1.19	$1.19
1.05%	1.48	1.48	1.32	1.18	1.18
1.10%	—	—	—	—	—
1.15%	1.47	1.47	1.31	1.17	1.17
1.20%	1.47	1.47	1.30	1.17	1.17
1.25%	1.47	1.47	1.29	1.17	1.17
1.30%	1.46	1.46	1.29	1.16	1.16
1.35%	1.46	1.46	1.29	1.16	1.16
1.40%	1.45	1.45	1.27	1.16	1.16
1.45%	1.51	1.51	1.11	1.16	1.16
1.50%	1.44	1.45	1.27	1.15	1.15
1.55%	1.44	1.44	1.26	1.15	1.15
1.65%	—	—	—	—	—
1.70%	1.43	1.43	1.24	1.14	1.14
1.80%	1.42	1.42	1.17	1.13	1.13
1.90%	1.41	1.41	1.16	1.12	1.12
1.95%	1.47	1.47	1.08	1.13	1.13
2.00%	1.40	1.41	1.15	1.12	1.12
2.05%	1.46	1.46	1.07	1.12	1.12

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	69

Subaccount	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	$1.95	$1.36	$1.37	$1.45	$1.45
1.05%	1.60	1.34	1.34	1.41	1.41
1.10%	—	—	—	—	—
1.15%	1.58	1.33	1.34	1.40	1.41
1.20%	1.58	1.33	1.33	1.40	1.40
1.25%	1.57	1.33	1.33	1.40	1.40
1.30%	1.56	1.32	1.32	1.39	1.39
1.35%	1.56	1.32	1.32	1.39	1.39
1.40%	1.55	1.32	1.32	1.39	1.39
1.45%	1.91	1.33	1.33	1.41	1.41
1.50%	1.54	1.31	1.31	1.38	1.38
1.55%	1.53	1.30	1.31	1.37	1.38
1.65%	—	—	—	—	—
1.70%	1.51	1.29	1.29	1.36	1.36
1.80%	1.35	1.29	1.29	1.35	1.36
1.90%	1.33	1.28	1.28	1.35	1.35
1.95%	1.86	1.30	1.30	1.38	1.38
2.00%	1.32	1.27	1.27	1.34	1.34
2.05%	1.85	1.29	1.29	1.37	1.37

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
1.00%	$1.27	$1.27	$3.04	$1.71	$1.95
1.05%	1.26	1.26	1.53	1.26	1.87
1.10%	—	—	3.00	—	—
1.15%	1.25	1.25	1.76	1.25	1.99
1.20%	1.25	1.25	1.51	1.25	1.84
1.25%	1.24	1.25	2.94	1.24	1.83
1.30%	1.24	1.24	2.92	1.24	1.96
1.35%	1.24	1.24	2.90	1.23	1.95
1.40%	1.23	1.24	2.88	1.23	1.81
1.45%	1.24	1.24	1.55	1.66	1.90
1.50%	1.23	1.23	1.70	1.22	1.92
1.55%	1.22	1.23	2.83	1.21	1.91
1.65%	—	—	2.79	—	—
1.70%	1.21	1.21	1.66	1.19	1.88
1.80%	1.21	1.21	1.27	1.17	1.45
1.90%	1.20	1.20	1.25	1.16	1.43
1.95%	1.21	1.21	1.51	1.62	1.85
2.00%	1.19	1.19	1.24	1.15	1.42
2.05%	1.20	1.20	1.50	1.61	1.84

70	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Wanger Intl	Wanger USA
1.00%	$1.41	$1.98
1.05%	1.61	1.77
1.10%	—	—
1.15%	2.29	1.98
1.20%	1.59	1.74
1.25%	1.58	1.73
1.30%	2.26	1.95
1.35%	2.24	1.94
1.40%	1.56	1.71
1.45%	1.37	1.93
1.50%	2.21	1.90
1.55%	2.19	1.89
1.65%	—	—
1.70%	2.16	1.86
1.80%	1.04	1.43
1.90%	1.03	1.42
1.95%	1.34	1.88
2.00%	1.02	1.40
2.05%	1.33	1.87

The following is a summary of units outstanding at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	—	4,701	953	—	—
1.05%	—	—	—	4,580	—
1.10%	10,703	22,598	27,632	—	—
1.15%	—	—	—	56,243	62,355
1.20%	—	—	—	—	—
1.25%	—	—	—	2,092	—
1.30%	—	—	—	45,225	33,922
1.35%	85,196	—	11,584	68,709	61,555
1.40%	39	—	5,437	—	—
1.45%	—	—	—	—	—
1.50%	2,237	—	—	265,515	249,862
1.55%	—	—	—	4,605	2,644
1.65%	—	—	—	—	—
1.70%	—	—	—	8,533	8,842
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	98,175	27,299	45,606	455,502	419,180

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	71

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	—	—	—	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	47,464	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	—	28,349	—	—
1.35%	—	—	57,970	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	213,838	42,262	—
1.55%	—	—	25,511	—	—
1.65%	—	—	—	—	—
1.70%	—	—	5,341	—	—
1.80%	—	1,850	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	1,850	378,473	42,262	—

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
1.00%	—	675	—	—	—
1.05%	—	7,178	1,906	—	—
1.10%	—	26,098	—	—	—
1.15%	9,331	56,453	21,622	4,796	19,856
1.20%	—	—	69,913	—	—
1.25%	1,775	2,847	1,279	—	—
1.30%	10,923	29,761	36,058	7,759	31,173
1.35%	31,946	61,197	27,287	4,141	32,747
1.40%	95,996	—	—	—	—
1.45%	—	—	—	—	—
1.50%	1,226	353,248	110,502	21,916	57,522
1.55%	—	3,421	1,806	—	—
1.65%	—	969	—	—	—
1.70%	562	14,585	3,656	26,979	3,648
1.80%	102,225	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	253,984	556,432	274,029	65,591	144,946

72	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
1.00%	—	3,194	—	—	1,372
1.05%	4,563	5,726	—	—	—
1.10%	—	78,772	—	8,357	115,369
1.15%	1,355	8,439	—	—	—
1.20%	—	—	—	—	—
1.25%	3,076	91,877	—	—	17,125
1.30%	8,552	20,525	—	—	15,428
1.35%	6,992	119,149	—	—	232,073
1.40%	—	59,257	—	—	—
1.45%	—	—	—	—	—
1.50%	2,872	7,943	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	—	27,673
1.70%	3,610	5,401	—	—	16,534
1.80%	—	—	2,427	—	2,103
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	31,020	400,283	2,427	8,357	427,677

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
1.00%	—	—	—	—	—
1.05%	—	—	40,729	374,587	1,366,114
1.10%	—	—	—	—	—
1.15%	19,622	—	—	—	215,779
1.20%	—	—	—	204,844	968,275
1.25%	—	—	—	—	174,470
1.30%	19,504	—	190,060	149,027	844,441
1.35%	30,613	—	64,192	215,152	621,518
1.40%	67,706	—	—	616,191	—
1.45%	—	—	—	—	—
1.50%	13,711	—	47,169	—	831,596
1.55%	—	—	61,576	—	334,855
1.65%	—	—	—	—	—
1.70%	—	—	45,821	249,705	22,899
1.80%	—	—	—	—	616,137
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	151,156	—	449,547	1,809,506	5,996,084

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	73

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
1.00%	—	—	—	—	—
1.05%	—	—	—	—	4,804
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	—	2,778
1.30%	—	—	4,758	—	3,967
1.35%	—	—	—	—	3,334
1.40%	44,632	—	15,992	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	3,575
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	44,632	—	20,750	—	18,458

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
1.00%	1,997	—	—	—	—
1.05%	—	—	—	—	—
1.10%	34,285	—	—	—	—
1.15%	12,033	—	—	9,970	—
1.20%	—	—	—	—	—
1.25%	75,236	—	—	—	—
1.30%	71,636	—	—	5,725	—
1.35%	279,264	—	—	11,179	—
1.40%	6,702	—	—	—	—
1.45%	—	—	—	—	—
1.50%	4,588	—	—	43,485	—
1.55%	—	—	—	791	—
1.65%	147,615	—	—	—	—
1.70%	66,968	—	—	910	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	700,324	—	—	72,060	—

74	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
1.00%	—	—	—	47,484	—
1.05%	—	—	2,200	1,450	—
1.10%	—	—	—	450,813	—
1.15%	—	—	—	75,411	—
1.20%	—	—	—	—	—
1.25%	—	—	2,965	23,163	3,464
1.30%	—	—	2,474	113,986	4,311
1.35%	—	—	7,873	360,894	49,143
1.40%	—	—	—	34,738	2,517
1.45%	—	—	—	—	—
1.50%	—	—	—	737,949	—
1.55%	—	—	—	61,213	—
1.65%	—	—	—	88,789	94,545
1.70%	—	—	2,092	23,611	—
1.80%	—	—	—	2,173	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	—	17,604	2,021,674	153,980

Subaccount	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
1.00%	—	3,040	689	—	22,373
1.05%	2,845	2,096	—	—	—
1.10%	—	109,563	24,047	—	114,280
1.15%	42,086	10,675	9,047	—	1,463
1.20%	—	—	—	—	—
1.25%	3,220	10,617	2,441	—	12,878
1.30%	37,252	20,794	6,911	—	66,398
1.35%	77,581	55,756	25,715	—	140,398
1.40%	—	8,739	13	—	131,475
1.45%	—	—	—	—	—
1.50%	209,599	84,157	6,846	1,119	5,269
1.55%	24,087	22,961	—	—	—
1.65%	—	62,445	830	—	76,331
1.70%	10,770	36,692	—	—	—
1.80%	—	—	2,375	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	407,440	427,535	78,914	1,119	570,865

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	75

Subaccount	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
1.00%	—	1,058	—	—	—
1.05%	—	—	2,187	—	1,482
1.10%	—	102,069	—	—	—
1.15%	—	—	18,371	—	24,487
1.20%	—	—	—	—	—
1.25%	—	—	2,539	—	510
1.30%	—	35,784	19,464	—	18,697
1.35%	—	245,719	27,863	—	30,939
1.40%	—	8,054	—	—	—
1.45%	—	—	—	—	—
1.50%	—	4,312	65,389	—	170,410
1.55%	—	—	924	—	6,163
1.65%	—	20,257	—	—	—
1.70%	—	—	3,720	—	3,723
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	417,253	140,457	—	256,411

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
1.00%	—	—	—	—	—
1.05%	—	—	2,452	—	7,204
1.10%	—	—	—	—	—
1.15%	—	—	90,469	—	—
1.20%	—	—	—	—	—
1.25%	—	—	1,146	—	4,116
1.30%	—	—	75,808	—	4,056
1.35%	—	—	110,643	—	4,149
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	418,153	—	—
1.55%	—	—	12,258	—	—
1.65%	—	—	—	—	—
1.70%	—	—	13,504	—	5,308
1.80%	—	—	2,227	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	—	—	726,660	—	24,833

76	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl
1.00%	—	—	904	—	—
1.05%	—	—	—	5,771	—
1.10%	—	36,038	14,406	—	101,737
1.15%	4,046	—	21,914	—	—
1.20%	—	—	—	—	—
1.25%	—	—	—	2,903	—
1.30%	1,758	—	12,133	5,653	—
1.35%	5,500	15,878	15,905	5,222	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	2,406	—	12,211	—	—
1.55%	—	—	—	—	—
1.65%	—	—	2,852	—	—
1.70%	—	—	—	5,591	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	13,710	51,916	80,325	25,140	101,737

Subaccount	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	—	14,759	—	—	—
1.05%	—	—	—	1,292	—
1.10%	33,004	174,219	13,977	—	—
1.15%	—	—	—	—	—
1.20%	—	—	—	—	—
1.25%	—	42,665	—	856	—
1.30%	—	5,878	1,409	2,841	—
1.35%	34,308	559,702	1,524	714	—
1.40%	—	2,330	—	—	—
1.45%	—	—	—	—	—
1.50%	—	1,963	—	—	—
1.55%	—	18,087	—	—	—
1.65%	—	43,741	—	—	—
1.70%	—	—	10,144	47,094	—
1.80%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	67,312	863,344	27,054	52,797	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	77

Subaccount	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
1.00%	—	2,697	—	60,033	—
1.05%	—	—	—	5,532	—
1.10%	—	225,766	88,456	172,259	89,462
1.15%	1,188	34,388	—	47,277	2,592
1.20%	—	—	—	—	—
1.25%	—	4,595	523	21,777	6,257
1.30%	5,812	69,282	6,370	114,693	4,317
1.35%	188	544,999	—	242,888	59,979
1.40%	—	2,419	1,584	134,285	201
1.45%	—	—	—	—	—
1.50%	6,911	163,049	23,521	161,711	106,818
1.55%	—	1,767	—	27,032	17,989
1.65%	—	1,940	—	80,711	39,871
1.70%	—	21,516	—	9,038	14,356
1.80%	—	2,232	—	—	2,224
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	14,099	1,074,650	120,454	1,077,236	344,066

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
1.00%	—	—	—	—	—
1.05%	5,479	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	734
1.20%	—	—	—	—	—
1.25%	2,196	—	—	—	—
1.30%	7,337	—	—	—	6,352
1.35%	11,119	—	4,026	—	2,191
1.40%	—	—	1,051	1,690	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	11,466
1.55%	—	—	—	—	4,745
1.65%	—	—	—	—	—
1.70%	3,036	—	—	—	—
1.80%	1,409	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	30,576	—	5,077	1,690	25,488

78	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
1.00%	81,694	—	—	35,603	—
1.05%	—	471,235	5,890	—	240,806
1.10%	—	—	—	—	—
1.15%	—	—	4,606	106,545	—
1.20%	—	831,743	—	—	—
1.25%	—	305,005	5,394	—	259,786
1.30%	—	9,280	15,629	—	—
1.35%	—	52,708	20,880	—	22,034
1.40%	—	50,203	—	—	370,037
1.45%	—	—	—	—	—
1.50%	—	334,920	5,206	—	199,236
1.55%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	427,007	4,688	—	83,241
1.80%	—	—	—	—	—
1.90%	—	49,394	—	—	47,719
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	81,694	2,531,495	62,293	142,148	1,222,859

Subaccount	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	—	299,036	—	242,367	—
1.05%	6,471	—	2,802,203	—	1,135,706
1.10%	—	—	—	—	—
1.15%	—	—	—	—	23,639
1.20%	—	970,869	1,362,087	572,498	1,994,765
1.25%	3,422	106,783	1,281,032	266,791	577,755
1.30%	6,467	—	—	—	846,689
1.35%	5,554	123,263	1,042,494	—	436,901
1.40%	—	—	1,285,409	—	701,399
1.45%	—	188,030	—	90,243	—
1.50%	—	—	1,455,424	117,029	651,456
1.55%	—	720,417	584,293	—	681,640
1.65%	—	—	—	—	—
1.70%	6,250	2,172,060	1,978,085	2,266,596	862,378
1.80%	—	244,198	—	99,246	—
1.90%	—	—	119,749	—	—
1.95%	—	—	—	59,063	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	28,164	4,824,656	11,910,776	3,713,833	7,912,328

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	79

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
1.00%	451,311	—	1,496	—	—
1.05%	—	225,236	—	8,220	—
1.10%	—	—	—	—	—
1.15%	—	—	37,524	—	—
1.20%	303,334	771,697	—	—	—
1.25%	—	66,080	—	4,308	—
1.30%	—	—	10,052	5,815	—
1.35%	18,657	58,912	25,943	7,084	—
1.40%	—	—	2,089	—	—
1.45%	—	—	—	—	—
1.50%	—	73,478	161,612	—	—
1.55%	46,605	145,996	1,683	—	7,533
1.65%	—	—	—	—	—
1.70%	81,329	347,091	17,349	48,866	14,254
1.80%	77,594	—	2,015	—	—
1.90%	—	30,620	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
Total	978,830	1,719,110	259,763	74,293	21,787

Subaccount				Wanger Intl	Wanger USA
1.00%				—	—
1.05%				1,612	1,420
1.10%				—	—
1.15%				25,338	17,178
1.20%				—	—
1.25%				1,110	502
1.30%				26,885	12,636
1.35%				32,038	22,013
1.40%				—	—
1.45%				—	—
1.50%				118,591	80,119
1.55%				1,844	1,276
1.65%				—	—
1.70%				3,947	3,572
1.80%				—	—
1.90%				—	—
1.95%				—	—
2.00%				—	—
2.05%				—	—
Total				211,365	138,716

80	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2015:

Subaccount	AB VPS Bal Wealth Strategy, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AC VP Inflation Prot, Cl II
1.00%	$76	$9,121	$2,523	$88	$—
1.05%	118	86	251	3,873	2,569
1.10%	15,515	43,278	70,509	—	—
1.15%	75	86	150	61,498	79,150
1.20%	116	85	248	94	2,533
1.25%	116	86	163	1,731	2,521
1.30%	148	86	127	48,667	42,399
1.35%	121,356	108	28,871	73,494	76,413
1.40%	98	102	13,463	70	2,485
1.45%	—	96	145	86	—
1.50%	3,151	83	168	279,453	304,947
1.55%	113	83	164	4,798	3,221
1.65%	99	101	152	—	—
1.70%	111	82	165	8,757	10,557
1.80%	—	91	156	96	—
1.90%	—	90	155	85	—
1.95%	—	94	141	83	—
2.00%	—	90	153	95	—
2.05%	—	93	140	83	—
Total	$141,092	$53,941	$117,844	$483,051	$526,795

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	CB Var Sm Cap Gro, Cl I
1.00%	$—	$138	$152	$131	$152
1.05%	101	122	130	123	132
1.10%	—	—	—	—	—
1.15%	80	113	85,325	139	131
1.20%	100	120	128	122	130
1.25%	100	120	128	121	130
1.30%	78	119	50,172	94	130
1.35%	77	119	101,887	160	129
1.40%	100	118	85	119	129
1.45%	—	134	148	128	150
1.50%	76	117	369,667	71,218	128
1.55%	76	117	43,862	135	127
1.65%	—	—	—	—	—
1.70%	74	116	9,033	144	126
1.80%	—	3,085	109	94	116
1.90%	—	156	108	93	115
1.95%	—	131	144	125	145
2.00%	—	155	108	93	114
2.05%	—	130	143	124	145
Total	$862	$5,110	$661,329	$73,163	$2,229

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	81

Subaccount	Col VP Govt Money Mkt, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2
1.00%	$1,995	$2,058	$70	$104	$76
1.05%	2,007	10,338	2,583	3,470	76
1.10%	1,992	78,449	—	—	—
1.15%	9,467	99,653	40,983	8,753	17,822
1.20%	1,996	128	93,450	73	76
1.25%	2,501	8,406	1,697	3,404	76
1.30%	10,755	87,207	67,212	13,926	27,855
1.35%	31,300	178,226	50,523	7,382	29,217
1.40%	100,261	13	88	3,357	76
1.45%	1,990	16	68	103	76
1.50%	1,984	599,077	201,260	38,397	51,113
1.55%	1,992	9,715	3,274	76	102
1.65%	1,986	2,718	—	—	—
1.70%	1,992	24,191	6,519	46,215	3,229
1.80%	91,144	83	84	2,928	75
1.90%	1,988	114	2	2,902	75
1.95%	1,984	16	67	95	75
2.00%	1,982	82	81	2,878	75
2.05%	2,005	16	66	94	75
Total	$271,321	$1,100,506	$468,027	$134,157	$130,169

Subaccount	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Intl Opp, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
1.00%	$101	$4,586	$84	$106	$3,627
1.05%	7,785	7,846	84	142	137
1.10%	—	112,198	—	20,742	301,255
1.15%	2,366	11,497	84	103	95
1.20%	105	168	84	142	137
1.25%	5,149	127,950	84	104	43,856
1.30%	14,682	28,406	84	103	39,271
1.35%	11,942	163,973	84	165	586,901
1.40%	76	92,807	84	103	175
1.45%	100	85	83	22	19
1.50%	4,826	10,413	83	277	17
1.55%	104	88	83	103	17
1.65%	—	124	—	103	67,343
1.70%	5,917	6,919	83	267	28,469
1.80%	2,914	2,405	1,926	105	2,907
1.90%	97	87	82	104	103
1.95%	93	85	82	21	19
2.00%	2,865	2,367	82	102	101
2.05%	92	84	82	21	19
Total	$59,214	$572,088	$3,258	$22,835	$1,074,468

82	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
1.00%	$165	$11	$10	$10	$10
1.05%	177	11	41,399	382,815	1,394,806
1.10%	162	—	—	—	—
1.15%	35,143	11	10	10	219,839
1.20%	168	11	10	208,663	985,436
1.25%	158	11	10	10	177,372
1.30%	34,366	11	192,136	151,483	857,548
1.35%	53,599	10	64,826	218,462	630,486
1.40%	116,281	10	13	625,005	11
1.45%	161	10	10	10	10
1.50%	23,605	10	47,482	10	840,871
1.55%	15	10	61,918	10	338,232
1.65%	21	—	—	—	—
1.70%	21	10	45,925	251,637	23,056
1.80%	157	10	10	10	618,991
1.90%	154	10	10	10	10
1.95%	20	10	10	10	10
2.00%	151	10	10	10	10
2.05%	20	10	10	10	10
Total	$264,544	$176	$453,799	$1,838,175	$6,086,708

Subaccount	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Sm Cap Val, Cl 2
1.00%	$—	$18	$99	$—	$96
1.05%	143	106	98	128	7,351
1.10%	—	—	—	—	—
1.15%	97	105	82	93	98
1.20%	143	105	96	126	71
1.25%	135	105	96	126	4,167
1.30%	95	105	7,282	92	6,833
1.35%	95	105	80	91	5,707
1.40%	68,230	105	22,361	123	94
1.45%	—	19	98	—	94
1.50%	94	14	78	90	104
1.55%	94	105	77	89	94
1.65%	—	—	—	—	—
1.70%	92	102	76	89	5,889
1.80%	—	240	106	—	93
1.90%	—	242	104	—	91
1.95%	—	18	93	—	91
2.00%	—	241	103	—	90
2.05%	—	18	92	—	90
Total	$69,218	$1,753	$31,021	$1,047	$31,053

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	83

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Drey IP MidCap Stock, Serv	Drey IP Tech Gro, Serv	Drey VIF Appr, Serv
1.00%	$2,260	$87	$—	$—	$—
1.05%	79	51	135	139	254
1.10%	38,359	—	—	—	—
1.15%	13,545	69	95	21,051	209
1.20%	79	69	133	138	249
1.25%	82,636	66	133	137	248
1.30%	77,969	66	145	11,888	206
1.35%	302,059	65	95	23,106	201
1.40%	7,201	65	130	83	245
1.45%	78	106	—	—	—
1.50%	4,967	65	118	88,330	201
1.55%	104	80	142	1,597	200
1.65%	153,632	—	—	—	—
1.70%	70,908	80	138	1,808	196
1.80%	2,002	76	—	—	—
1.90%	79	30	—	—	—
1.95%	78	104	—	—	—
2.00%	1,970	60	—	—	—
2.05%	78	104	—	—	—
Total	$758,083	$1,243	$1,264	$148,277	$2,209

Subaccount	Drey VIF Intl Eq, Serv	Drey VIF Intl Val, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro, Serv Cl 2
1.00%	$99	$78	$2,319	$148,274	$68
1.05%	72	69	2,916	2,563	291
1.10%	—	—	—	1,389,840	279
1.15%	72	83	2,003	157,497	235
1.20%	71	68	2,254	156	287
1.25%	70	68	3,457	69,975	9,338
1.30%	70	82	2,867	342,414	11,550
1.35%	70	81	9,085	1,077,772	130,812
1.40%	70	67	2,229	103,053	6,655
1.45%	97	76	2,265	176	—
1.50%	70	81	2,019	1,482,334	226
1.55%	69	79	2,180	178,148	266
1.65%	—	—	—	255,143	242,198
1.70%	102	77	2,480	46,374	221
1.80%	83	86	2,695	3,031	—
1.90%	83	86	2,242	170	—
1.95%	94	74	2,205	172	—
2.00%	82	86	2,653	188	—
2.05%	93	73	2,193	171	—
Total	$1,367	$1,314	$48,062	$5,257,451	$402,426

84	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	Fid VIP Invest Gr, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
1.00%	$84	$11,959	$1,748	$98	$50,338
1.05%	3,910	3,771	99	110	120
1.10%	—	425,505	60,200	—	253,958
1.15%	57,226	23,834	13,441	117	2,365
1.20%	74	149	97	108	118
1.25%	4,342	40,403	5,996	108	28,056
1.30%	49,861	78,739	16,862	115	143,745
1.35%	103,090	209,760	62,367	114	302,241
1.40%	83	32,657	131	107	281,073
1.45%	82	120	101	96	—
1.50%	273,931	180,709	9,778	1,785	8,190
1.55%	31,299	84,258	94	112	107
1.65%	—	225,760	1,936	—	158,038
1.70%	13,763	77,064	93	111	113
1.80%	93	196	2,096	86	—
1.90%	81	194	83	88	—
1.95%	81	117	98	93	—
2.00%	90	192	82	84	—
2.05%	80	117	97	92	—
Total	$538,170	$1,395,504	$175,399	$3,424	$1,228,462

Subaccount	FTVIPT Frank Rising Divd, Cl 2	FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Temp Global Bond, Cl 2	FTVIPT Temp Gro, Cl 2	GS VIT Mid Cap Val, Inst
1.00%	$—	$3,130	$86	$107	$127
1.05%	169	183	3,851	89	2,524
1.10%	—	298,195	—	—	—
1.15%	133	144	33,488	111	48,609
1.20%	165	180	70	89	133
1.25%	164	127	4,383	88	852
1.30%	131	101,903	34,912	111	36,446
1.35%	130	695,260	49,713	111	60,100
1.40%	162	22,643	71	86	76
1.45%	—	—	84	104	124
1.50%	128	7,630	114,628	100	325,519
1.55%	127	103	1,609	100	11,697
1.65%	—	55,153	—	—	—
1.70%	125	130	6,379	98	6,941
1.80%	—	—	106	111	100
1.90%	—	—	82	111	119
1.95%	—	—	82	101	120
2.00%	—	—	104	110	97
2.05%	—	—	81	100	119
Total	$1,434	$1,184,781	$249,729	$1,727	$493,703

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	85

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Comstock, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
1.00%	$152	$226	$130	$169	$134
1.05%	105	225	3,785	145	7,757
1.10%	—	—	—	—	—
1.15%	104	224	149,466	176	147
1.20%	104	224	136	144	139
1.25%	104	223	1,734	143	4,358
1.30%	103	223	123,309	142	4,269
1.35%	103	222	178,781	141	4,342
1.40%	102	222	75	141	144
1.45%	149	222	127	165	130
1.50%	101	222	664,425	140	156
1.55%	101	222	19,367	139	280
1.65%	—	—	—	—	—
1.70%	99	220	20,987	137	5,404
1.80%	98	219	2,856	178	139
1.90%	97	219	123	176	133
1.95%	145	219	124	160	127
2.00%	97	218	228	175	137
2.05%	144	218	123	159	126
Total	$1,908	$3,768	$1,165,776	$2,630	$27,922

Subaccount	Invesco VI Mid Cap Core Eq, Ser II	Invesco VI Mid Cap Gro, Ser II	Invesco VI Val Opp, Ser II	Janus Aspen Janus, Serv	MFS Mass Inv Gro Stock, Serv Cl
1.00%	$—	$108	$1,708	$184	$73
1.05%	116	107	88	9,008	73
1.10%	—	50,555	26,862	—	99,244
1.15%	6,649	107	26,286	178	73
1.20%	114	107	87	189	73
1.25%	114	107	200	4,461	73
1.30%	2,840	102	22,063	8,650	73
1.35%	8,807	22,071	28,724	7,959	73
1.40%	112	106	109	187	73
1.45%	—	106	—	180	—
1.50%	3,797	106	14,088	162	73
1.55%	79	106	71	367	73
1.65%	—	105	4,956	—	73
1.70%	79	105	95	8,264	73
1.80%	—	105	—	135	—
1.90%	—	104	—	175	—
1.95%	—	104	—	175	—
2.00%	—	104	—	132	—
2.05%	—	103	—	174	—
Total	$22,707	$74,418	$125,337	$40,580	$100,120

86	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	MFS New Dis, Serv Cl	MFS Total Return, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
1.00%	$133	$29,368	$181	$108	$114
1.05%	151	153	188	1,309	111
1.10%	96,996	342,232	53,814	—	—
1.15%	101	98	145	84	110
1.20%	149	150	186	95	109
1.25%	90	82,217	175	852	109
1.30%	258	11,255	5,286	2,825	109
1.35%	97,657	1,064,840	5,685	704	108
1.40%	73	4,403	115	119	108
1.45%	—	107	145	106	111
1.50%	148	3,039	171	95	108
1.55%	125	33,624	129	94	107
1.65%	124	80,083	145	—	—
1.70%	145	110	22,625	45,062	105
1.80%	—	122	142	422	218
1.90%	—	122	142	6	217
1.95%	—	104	140	103	108
2.00%	—	119	140	416	216
2.05%	—	104	139	103	107
Total	$196,150	$1,652,250	$89,693	$52,503	$2,175

Subaccount	MS UIF U.S. Real Est, Cl II	Oppen Cap Appr VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
1.00%	$—	$6,584	$206	$103,585	$103
1.05%	238	297	243	7,787	178
1.10%	—	544,752	289,242	293,402	314,039
1.15%	2,479	58,611	190	67,567	5,236
1.20%	234	292	239	91	176
1.25%	233	10,875	1,677	36,379	21,545
1.30%	11,924	162,857	20,298	190,485	14,773
1.35%	383	1,273,626	126	400,763	203,878
1.40%	230	5,618	4,987	220,171	680
1.45%	—	276	157	86	136
1.50%	13,855	267,448	43,333	222,137	207,662
1.55%	152	4,025	192	43,528	59,618
1.65%	—	4,358	151	128,149	130,454
1.70%	131	34,514	178	12,165	27,298
1.80%	—	3,003	176	91	3,346
1.90%	—	241	174	86	138
1.95%	—	268	153	84	131
2.00%	—	239	173	87	137
2.05%	—	267	152	84	131
Total	$29,859	$2,378,151	$362,047	$1,726,727	$989,659

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	87

Subaccount	PIMCO VIT All Asset, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IB	Put VT Sm Cap Val, Cl IB
1.00%	$81	$—	$70	$135	$—
1.05%	6,454	189	112	134	129
1.10%	—	—	69	134	—
1.15%	67	135	111	133	1,162
1.20%	82	185	111	133	127
1.25%	2,535	184	82	133	127
1.30%	8,439	133	92	155	9,895
1.35%	12,734	132	7,995	132	3,388
1.40%	81	181	2,071	3,044	97
1.45%	79	—	—	—	—
1.50%	66	129	107	131	17,438
1.55%	81	129	88	130	7,189
1.65%	—	—	92	157	—
1.70%	3,371	127	106	130	122
1.80%	1,597	—	—	—	—
1.90%	2	—	—	—	—
1.95%	77	—	—	—	—
2.00%	80	—	—	—	—
2.05%	76	—	—	—	—
Total	$35,902	$1,524	$11,106	$4,681	$39,674

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4
1.00%	$126,235	$16	$86	$42,262	$12
1.05%	16	699,415	7,750	12	283,374
1.10%	—	—	—	—	—
1.15%	16	10	6,033	124,826	10
1.20%	16	1,223,526	86	10	11
1.25%	16	447,253	6,979	12	302,582
1.30%	16	13,571	20,131	12	13
1.35%	16	76,905	26,842	9	25,521
1.40%	16	73,030	105	10	427,408
1.45%	16	16	85	12	12
1.50%	16	484,255	6,613	12	228,810
1.55%	194	16	113	12	89
1.65%	—	—	—	—	—
1.70%	14	610,490	5,820	12	94,586
1.80%	16	16	2,365	12	13
1.90%	16	69,811	85	12	53,568
1.95%	16	16	84	12	12
2.00%	16	16	2,326	12	13
2.05%	16	16	83	12	12
Total	$126,667	$3,698,378	$85,586	$167,261	$1,416,046

88	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Subaccount	VP Loomis Sayles Gro II, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
1.00%	$153	$407,707	$14	$351,288	$15
1.05%	10,345	14	3,763,194	15	1,606,412
1.10%	—	—	—	—	—
1.15%	167	14	10	15	33,325
1.20%	151	1,291,076	1,813,664	801,962	2,798,179
1.25%	5,379	141,585	1,700,999	372,692	807,932
1.30%	10,117	14	10	11	1,180,983
1.35%	8,675	162,525	1,376,585	15	607,743
1.40%	148	14	1,692,625	15	972,556
1.45%	148	250,264	14	127,909	15
1.50%	152	14	1,905,276	161,169	898,226
1.55%	147	939,196	762,553	15	937,120
1.65%	—	—	—	—	—
1.70%	9,463	2,807,255	2,559,885	3,085,396	1,175,424
1.80%	145	313,813	14	134,354	15
1.90%	143	14	153,218	15	10
1.95%	143	14	14	81,287	15
2.00%	142	14	14	15	15
2.05%	142	14	14	15	15
Total	$45,760	$6,313,547	$15,728,103	$5,116,188	$11,018,000

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	VP MFS Blended Res Core Eq, Cl 3	VP Vty Sycamore Estb Val, Cl 3
1.00%	$573,840	$13	$4,540	$17	$19
1.05%	13	284,224	124	10,391	149
1.10%	—	—	13	—	—
1.15%	13	13	66,154	12	103
1.20%	378,435	964,562	124	15	141
1.25%	13	82,332	130	5,353	140
1.30%	13	13	29,346	7,210	102
1.35%	23,091	72,986	75,218	8,723	101
1.40%	13	61	6,019	16	137
1.45%	11	13	15	17	19
1.50%	10	90,256	273,905	15	100
1.55%	56,986	178,832	4,760	126	14,372
1.65%	—	—	15	—	—
1.70%	98,622	421,585	28,762	58,371	26,748
1.80%	93,468	13	2,639	210	107
1.90%	13	36,765	92	122	106
1.95%	13	13	15	16	19
2.00%	13	13	91	208	106
2.05%	13	13	15	16	19
Total	$1,224,580	$2,131,707	$491,977	$90,838	$42,488

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	89

Subaccount	Wanger Intl	Wanger USA
1.00%	$164	$211
1.05%	2,598	2,511
1.10%	—	—
1.15%	58,115	33,963
1.20%	160	208
1.25%	1,755	873
1.30%	60,684	24,536
1.35%	71,916	42,597
1.40%	140	205
1.45%	157	204
1.50%	261,738	152,371
1.55%	4,047	2,417
1.65%	—	—
1.70%	8,512	6,648
1.80%	155	202
1.90%	154	202
1.95%	154	202
2.00%	153	201
2.05%	153	201
Total	$470,755	$267,752

90	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Bal Wealth Strategy, Cl B
2015	98	$1.46	to	$1.39	$141	1.99%	1.00%	to	1.70%	0.30%	to	(0.42%)
2014	112	$1.46	to	$1.39	$161	2.27%	1.00%	to	1.70%	6.04%	to	5.31%
2013	162	$1.37	to	$1.32	$220	2.14%	1.00%	to	1.70%	15.12%	to	14.31%
2012	188	$1.19	to	$1.16	$223	1.87%	1.00%	to	1.70%	12.24%	to	11.46%
2011	196	$1.06	to	$1.04	$208	2.24%	1.00%	to	1.70%	(4.02%)	to	(4.68%)
AB VPS Global Thematic Gro, Cl B
2015	27	$1.94	to	$1.31	$54	—	1.00%	to	2.05%	1.63%	to	0.56%
2014	37	$1.91	to	$1.30	$72	—	1.00%	to	2.05%	3.76%	to	2.68%
2013	70	$1.84	to	$1.27	$127	0.02%	1.00%	to	2.05%	21.70%	to	20.44%
2012	71	$1.51	to	$1.05	$106	—	1.00%	to	2.05%	12.11%	to	10.94%
2011	95	$1.35	to	$0.95	$126	0.35%	1.00%	to	2.05%	(24.17%)	to	(24.97%)
AB VPS Gro & Inc, Cl B
2015	46	$2.58	to	$1.95	$118	1.29%	1.00%	to	2.05%	0.42%	to	(0.63%)
2014	74	$2.57	to	$1.96	$188	1.12%	1.00%	to	2.05%	8.20%	to	7.07%
2013	75	$2.38	to	$1.83	$178	0.78%	1.00%	to	2.05%	33.25%	to	31.86%
2012	188	$1.79	to	$1.39	$329	1.28%	1.00%	to	2.05%	16.08%	to	14.86%
2011	219	$1.54	to	$1.21	$326	1.13%	1.00%	to	2.05%	5.02%	to	3.92%
AB VPS Intl Val, Cl B
2015	456	$1.22	to	$1.15	$483	1.97%	1.00%	to	2.05%	1.39%	to	0.32%
2014	602	$1.21	to	$1.15	$633	3.17%	1.00%	to	2.05%	(7.39%)	to	(8.36%)
2013	744	$1.30	to	$1.26	$849	5.45%	1.00%	to	2.05%	21.50%	to	20.24%
2012	1,148	$1.07	to	$1.04	$1,084	1.33%	1.00%	to	2.05%	13.05%	to	11.88%
2011	1,310	$0.95	to	$0.93	$1,099	4.09%	1.00%	to	2.05%	(20.24%)	to	(21.07%)
AC VP Inflation Prot, Cl II
2015	419	$1.28	to	$1.19	$527	2.07%	1.05%	to	1.70%	(3.49%)	to	(4.12%)
2014	522	$1.33	to	$1.24	$681	1.28%	1.05%	to	1.70%	2.22%	to	1.56%
2013	726	$1.30	to	$1.23	$927	1.63%	1.05%	to	1.70%	(9.44%)	to	(10.02%)
2012	813	$1.43	to	$1.36	$1,150	2.34%	1.05%	to	1.70%	6.26%	to	5.57%
2011	1,031	$1.35	to	$1.29	$1,375	4.09%	1.05%	to	1.70%	10.58%	to	9.86%
AC VP Intl, Cl II
2015	—	$1.34	to	$1.50	$1	0.21%	1.05%	to	1.70%	(0.55%)	to	(1.19%)
2014	—	$1.34	to	$1.52	$1	1.51%	1.05%	to	1.70%	(6.64%)	to	(7.25%)
2013	—	$1.44	to	$1.64	$1	1.53%	1.05%	to	1.70%	20.97%	to	20.19%
2012	—	$1.19	to	$1.36	$1	0.68%	1.05%	to	1.70%	19.74%	to	18.97%
2011	—	$0.99	to	$1.14	$1	1.24%	1.05%	to	1.70%	(13.10%)	to	(13.66%)
AC VP Mid Cap Val, Cl II
2015	2	$1.93	to	$1.82	$5	1.50%	1.00%	to	2.05%	(2.56%)	to	(3.57%)
2014	2	$1.98	to	$1.89	$5	1.04%	1.00%	to	2.05%	15.08%	to	13.88%
2013	2	$1.72	to	$1.66	$5	1.06%	1.00%	to	2.05%	28.60%	to	27.27%
2012	2	$1.34	to	$1.30	$4	1.85%	1.00%	to	2.05%	15.09%	to	13.87%
2011	14	$1.16	to	$1.14	$15	1.20%	1.00%	to	2.05%	(1.84%)	to	(2.86%)
AC VP Ultra, Cl II
2015	378	$2.12	to	$2.01	$661	0.32%	1.00%	to	2.05%	5.00%	to	3.90%
2014	552	$2.02	to	$1.93	$923	0.25%	1.00%	to	2.05%	8.74%	to	7.60%
2013	797	$1.86	to	$1.79	$1,232	0.44%	1.00%	to	2.05%	35.55%	to	34.14%
2012	1,287	$1.37	to	$1.34	$1,478	—	1.00%	to	2.05%	12.65%	to	11.47%
2011	1,575	$1.22	to	$1.20	$1,612	—	1.00%	to	2.05%	(0.14%)	to	(1.18%)
AC VP Val, Cl II
2015	42	$1.82	to	$1.72	$73	1.99%	1.00%	to	2.05%	(4.98%)	to	(5.98%)
2014	42	$1.91	to	$1.82	$77	1.39%	1.00%	to	2.05%	11.77%	to	10.61%
2013	42	$1.71	to	$1.65	$70	1.50%	1.00%	to	2.05%	30.18%	to	28.82%
2012	56	$1.31	to	$1.28	$71	1.78%	1.00%	to	2.05%	13.43%	to	12.25%
2011	56	$1.16	to	$1.14	$63	1.90%	1.00%	to	2.05%	(0.14%)	to	(1.18%)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	91

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CB Var Sm Cap Gro, Cl I
2015	—	$2.18	to	$2.06	$2	—	1.00%	to	2.05%	(5.33%)		to	(6.31%)
2014	—	$2.30	to	$2.20	$2	—	1.00%	to	2.05%	3.04%		to	1.97%
2013	—	$2.24	to	$2.16	$2	0.05%	1.00%	to	2.05%	45.59%		to	44.08%
2012	—	$1.54	to	$1.50	$2	0.37%	1.00%	to	2.05%	18.23%		to	16.99%
2011	—	$1.30	to	$1.28	$1	—	1.00%	to	2.05%	0.38%		to	(0.67%)
Col VP Govt Money Mkt, Cl 3
2015	254	$1.02	to	$0.89	$271	0.01%	1.00%	to	2.05%	(0.99%)		to	(2.02%)
2014	372	$1.03	to	$0.91	$388	0.01%	1.00%	to	2.05%	(0.98%)		to	(2.02%)
2013	958	$1.04	to	$0.93	$986	0.01%	1.00%	to	2.05%	(0.97%)		to	(2.02%)
2012	792	$1.05	to	$0.95	$828	0.01%	1.00%	to	2.05%	(0.99%)		to	(2.03%)
2011	911	$1.06	to	$0.97	$965	0.01%	1.00%	to	2.05%	(0.98%)		to	(2.02%)
Col VP Divd Opp, Cl 3
2015	556	$3.05	to	$1.59	$1,101	—	1.00%	to	2.05%	(3.73%)		to	(4.74%)
2014	723	$3.16	to	$1.67	$1,503	—	1.00%	to	2.05%	8.82%		to	7.68%
2013	936	$2.91	to	$1.55	$1,849	—	1.00%	to	2.05%	25.46%		to	24.15%
2012	1,373	$2.32	to	$1.25	$2,271	—	1.00%	to	2.05%	12.86%		to	11.67%
2011	1,577	$2.05	to	$1.12	$2,359	—	1.00%	to	2.05%	(5.95%)		to	(6.93%)
Col VP Emer Mkts, Cl 3
2015	274	$0.96	to	$0.91	$468	0.12%	1.00%	to	2.05%	(9.91%)		to	(10.85%)
2014	318	$1.07	to	$1.02	$607	0.23%	1.00%	to	2.05%	(3.23%)		to	(4.26%)
2013	381	$1.11	to	$1.07	$765	0.57%	1.00%	to	2.05%	(2.78%)		to	(3.79%)
2012	460	$1.14	to	$1.11	$960	0.39%	1.00%	to	2.05%	19.41%		to	18.16%
2011	535	$0.95	to	$0.94	$945	1.14%	1.00%	to	2.05%	(21.80%)		to	(22.62%)
Col VP Hi Yield Bond, Cl 3
2015	66	$1.37	to	$1.29	$134	6.01%	1.00%	to	2.05%	(2.11%)		to	(3.14%)
2014	85	$1.39	to	$1.33	$173	6.34%	1.00%	to	2.05%	2.60%		to	1.52%
2013	104	$1.36	to	$1.31	$203	6.47%	1.00%	to	2.05%	5.03%		to	3.93%
2012	130	$1.29	to	$1.26	$239	7.57%	1.00%	to	2.05%	14.59%		to	13.38%
2011	172	$1.13	to	$1.11	$273	8.32%	1.00%	to	2.05%	4.63%		to	3.54%
Col VP Inc Opp, Cl 2
2015	145	$0.90	to	$0.88	$130	9.03%	1.00%	to	2.05%	(2.19%)		to	(3.21%)
2014	189	$0.92	to	$0.90	$174	—	1.00%	to	2.05%	2.66%		to	1.58%
2013	305	$0.90	to	$0.89	$274	8.43%	1.00%	to	2.05%	0.82	%(6)	to	0.09	%(6)
Col VP Inc Opp, Cl 3
2015	31	$1.34	to	$1.27	$59	9.42%	1.00%	to	2.05%	(1.99%)		to	(3.03%)
2014	41	$1.37	to	$1.31	$79	—	1.00%	to	2.05%	2.75%		to	1.67%
2013	46	$1.33	to	$1.28	$85	13.94%	1.00%	to	2.05%	3.99%		to	2.89%
2012	94	$1.28	to	$1.25	$160	6.45%	1.00%	to	2.05%	13.67%		to	12.46%
2011	96	$1.13	to	$1.11	$144	9.05%	1.00%	to	2.05%	5.22%		to	4.12%
Col VP Inter Bond, Cl 3
2015	400	$1.44	to	$1.08	$572	1.32%	1.00%	to	2.05%	(0.82%)		to	(1.86%)
2014	494	$1.45	to	$1.10	$718	2.61%	1.00%	to	2.05%	4.28%		to	3.18%
2013	553	$1.39	to	$1.07	$772	4.48%	1.00%	to	2.05%	(3.35%)		to	(4.36%)
2012	637	$1.44	to	$1.12	$924	4.04%	1.00%	to	2.05%	6.50%		to	5.37%
2011	805	$1.35	to	$1.06	$1,092	4.67%	1.00%	to	2.05%	5.63%		to	4.53%
Col VP Intl Opp, Cl 2
2015	2	$1.31	to	$1.24	$3	0.30%	1.00%	to	2.05%	(1.03%)		to	(2.05%)
2014	3	$1.32	to	$1.26	$3	0.03%	1.00%	to	2.05%	(6.04%)		to	(7.02%)
2013	3	$1.41	to	$1.36	$4	0.45%	1.00%	to	2.05%	19.21%		to	17.97%
2012	3	$1.18	to	$1.15	$3	1.02%	1.00%	to	2.05%	16.45%		to	15.23%
2011	3	$1.01	to	$1.00	$3	0.82%	1.00%	to	2.05%	(17.01%)		to	(17.88%)
Col VP Lg Cap Gro, Cl 3
2015	8	$2.51	to	$2.04	$23	—	1.00%	to	2.05%	7.92%		to	6.79%
2014	9	$2.33	to	$1.91	$24	—	1.00%	to	2.05%	12.91%		to	11.73%
2013	10	$2.06	to	$1.71	$22	—	1.00%	to	2.05%	28.98%		to	27.63%
2012	11	$1.60	to	$1.34	$18	—	1.00%	to	2.05%	18.96%		to	17.71%
2011	12	$1.34	to	$1.14	$17	—	1.00%	to	2.05%	(4.18%)		to	(5.18%)

92	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2015	428	$2.65	to	$1.87	$1,074	—	1.00%	to	2.05%	(0.14%)		to	(1.18%)
2014	465	$2.65	to	$1.89	$1,174	—	1.00%	to	2.05%	12.09%		to	10.92%
2013	500	$2.36	to	$1.70	$1,129	—	1.00%	to	2.05%	30.45%		to	29.08%
2012	579	$1.81	to	$1.32	$1,006	—	1.00%	to	2.05%	14.40%		to	13.19%
2011	650	$1.58	to	$1.17	$992	—	1.00%	to	2.05%	0.62%		to	(0.43%)
Col VP Disciplined Core, Cl 3
2015	151	$1.60	to	$2.02	$265	—	1.00%	to	2.05%	(0.24%)		to	(1.29%)
2014	182	$1.60	to	$2.04	$320	—	1.00%	to	2.05%	14.08%		to	12.89%
2013	307	$1.40	to	$1.81	$475	—	1.00%	to	2.05%	32.33%		to	30.94%
2012	357	$1.06	to	$1.38	$419	—	1.00%	to	2.05%	12.74%		to	11.56%
2011	538	$0.94	to	$1.24	$562	—	1.00%	to	2.05%	4.19%		to	3.10%
Col VP Man Vol Conserv, Cl 2
2015	—	$1.01	to	$0.99	$0	—	1.00%	to	2.05%	(2.11%)		to	(3.14%)
2014	—	$1.03	to	$1.02	$0	—	1.00%	to	2.05%	3.41%		to	2.33%
2013	—	$1.00	to	$1.00	$0	—	1.00%	to	2.05%	(0.12	%)(7)	to	(0.24	%)(7)
Col VP Man Vol Conserv Gro, Cl 2
2015	450	$1.02	to	$0.99	$454	—	1.00%	to	2.05%	(2.80%)		to	(3.82%)
2014	617	$1.05	to	$1.03	$643	—	1.00%	to	2.05%	3.66%		to	2.57%
2013	80	$1.01	to	$1.01	$81	—	1.00%	to	2.05%	0.56	%(7)	to	0.43	%(7)
Col VP Man Vol Gro, Cl 2
2015	1,810	$1.02	to	$1.00	$1,838	—	1.00%	to	2.05%	(4.30%)		to	(5.30%)
2014	1,621	$1.07	to	$1.06	$1,726	—	1.00%	to	2.05%	3.90%		to	2.82%
2013	151	$1.03	to	$1.03	$155	—	1.00%	to	2.05%	1.90	%(7)	to	1.77	%(7)
Col VP Man Vol Mod Gro, Cl 2
2015	5,996	$1.02	to	$1.00	$6,087	—	1.00%	to	2.05%	(3.48%)		to	(4.49%)
2014	6,997	$1.06	to	$1.05	$7,385	—	1.00%	to	2.05%	3.82%		to	2.73%
2013	2,615	$1.02	to	$1.02	$2,667	—	1.00%	to	2.05%	1.35	%(7)	to	1.23	%(7)
Col VP Mid Cap Gro, Cl 3
2015	45	$1.73	to	$1.72	$69	—	1.05%	to	1.70%	4.39%		to	3.71%
2014	48	$1.66	to	$1.66	$72	—	1.05%	to	1.70%	6.16%		to	5.47%
2013	55	$1.56	to	$1.57	$77	—	1.05%	to	1.70%	29.66%		to	28.81%
2012	56	$1.20	to	$1.22	$61	—	1.05%	to	1.70%	10.09%		to	9.39%
2011	61	$1.09	to	$1.12	$60	—	1.05%	to	1.70%	(15.96%)		to	(16.51%)
Col VP Mid Cap Val, Cl 3
2015	—	$1.91	to	$1.81	$2	—	1.00%	to	2.05%	(5.90%)		to	(6.89%)
2014	—	$2.03	to	$1.94	$2	—	1.00%	to	2.05%	11.06%		to	9.90%
2013	—	$1.83	to	$1.77	$2	—	1.00%	to	2.05%	36.38%		to	34.95%
2012	5	$1.34	to	$1.31	$6	—	1.00%	to	2.05%	17.29%		to	16.05%
2011	5	$1.14	to	$1.13	$5	—	1.00%	to	2.05%	(9.40%)		to	(10.34%)
Col VP Select Intl Eq, Cl 3
2015	21	$1.37	to	$1.30	$31	0.87%	1.00%	to	2.05%	3.98%		to	2.91%
2014	19	$1.32	to	$1.26	$27	1.74%	1.00%	to	2.05%	(9.46%)		to	(10.41%)
2013	22	$1.46	to	$1.41	$34	1.64%	1.00%	to	2.05%	20.95%		to	19.68%
2012	23	$1.21	to	$1.18	$30	1.55%	1.00%	to	2.05%	16.55%		to	15.33%
2011	25	$1.04	to	$1.02	$28	1.35%	1.00%	to	2.05%	(13.28%)		to	(14.19%)
Col VP Select Lg Cap Val, Cl 3
2015	—	$1.63	to	$1.65	$1	—	1.05%	to	1.70%	(6.02%)		to	(6.63%)
2014	—	$1.74	to	$1.77	$1	—	1.05%	to	1.70%	10.22%		to	9.50%
2013	—	$1.58	to	$1.62	$1	—	1.05%	to	1.70%	36.35%		to	35.46%
2012	—	$1.16	to	$1.19	$1	—	1.05%	to	1.70%	17.23%		to	16.48%
2011	—	$0.99	to	$1.03	$1	—	1.05%	to	1.70%	(2.72%)		to	(3.35%)
Col VP Sm Cap Val, Cl 2
2015	18	$1.63	to	$1.53	$31	0.57%	1.00%	to	2.05%	(7.25%)		to	(8.22%)
2014	19	$1.75	to	$1.67	$34	0.50%	1.00%	to	2.05%	2.02%		to	0.97%
2013	23	$1.72	to	$1.66	$40	0.94%	1.00%	to	2.05%	32.72%		to	31.33%
2012	31	$1.29	to	$1.26	$41	0.29%	1.00%	to	2.05%	10.15%		to	9.00%
2011	30	$1.17	to	$1.16	$37	0.89%	1.00%	to	2.05%	(7.06%)		to	(8.03%)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	93

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 3
2015	700	$1.13	to	$0.97	$758	2.83%	1.00%	to	2.05%	0.21%	to	(0.84%)
2014	747	$1.13	to	$0.98	$811	1.76%	1.00%	to	2.05%	4.74%	to	3.63%
2013	814	$1.08	to	$0.95	$849	0.62%	1.00%	to	2.05%	(2.93%)	to	(3.95%)
2012	843	$1.11	to	$0.99	$910	0.91%	1.00%	to	2.05%	0.62%	to	(0.44%)
2011	938	$1.10	to	$0.99	$1,010	0.89%	1.00%	to	2.05%	0.38%	to	(0.67%)
CS Commodity Return
2015	—	$0.58	to	$0.54	$1	—	1.00%	to	2.05%	(25.84%)	to	(26.62%)
2014	3	$0.78	to	$0.74	$3	—	1.00%	to	2.05%	(17.84%)	to	(18.70%)
2013	3	$0.94	to	$0.91	$3	—	1.00%	to	2.05%	(11.16%)	to	(12.09%)
2012	3	$1.06	to	$1.04	$4	—	1.00%	to	2.05%	(3.07%)	to	(4.09%)
2011	3	$1.10	to	$1.08	$4	2.45%	1.00%	to	2.05%	(13.52%)	to	(14.42%)
Drey IP MidCap Stock, Serv
2015	0	$1.76	to	$1.84	$1	0.44%	1.05%	to	1.70%	(3.53%)	to	(4.16%)
2014	—	$1.83	to	$1.92	$1	0.79%	1.05%	to	1.70%	10.59%	to	9.88%
2013	7	$1.65	to	$1.75	$14	0.97%	1.05%	to	1.70%	33.29%	to	32.43%
2012	16	$1.24	to	$1.32	$22	0.20%	1.05%	to	1.70%	18.09%	to	17.32%
2011	17	$1.05	to	$1.13	$20	0.37%	1.05%	to	1.70%	(0.84%)	to	(1.48%)
Drey IP Tech Gro, Serv
2015	72	$2.15	to	$1.99	$148	—	1.05%	to	1.70%	4.81%	to	4.13%
2014	104	$2.05	to	$1.91	$205	—	1.05%	to	1.70%	5.46%	to	4.78%
2013	145	$1.95	to	$1.82	$272	—	1.05%	to	1.70%	31.11%	to	30.26%
2012	234	$1.48	to	$1.40	$337	—	1.05%	to	1.70%	14.14%	to	13.40%
2011	277	$1.30	to	$1.23	$351	—	1.05%	to	1.70%	(9.00%)	to	(9.59%)
Drey VIF Appr, Serv
2015	—	$1.68	to	$1.64	$2	1.47%	1.05%	to	1.70%	(3.73%)	to	(4.36%)
2014	—	$1.74	to	$1.71	$2	1.62%	1.05%	to	1.70%	6.70%	to	6.01%
2013	—	$1.63	to	$1.62	$2	0.83%	1.05%	to	1.70%	19.56%	to	18.79%
2012	7	$1.37	to	$1.36	$12	3.23%	1.05%	to	1.70%	8.99%	to	8.27%
2011	7	$1.25	to	$1.26	$11	1.49%	1.05%	to	1.70%	7.61%	to	6.91%
Drey VIF Intl Eq, Serv
2015	—	$1.37	to	$1.29	$1	3.04%	1.00%	to	2.05%	0.17%	to	(0.88%)
2014	—	$1.36	to	$1.30	$1	1.99%	1.00%	to	2.05%	(3.87%)	to	(4.86%)
2013	—	$1.42	to	$1.37	$1	2.57%	1.00%	to	2.05%	16.26%	to	15.05%
2012	—	$1.22	to	$1.19	$1	0.14%	1.00%	to	2.05%	21.61%	to	20.34%
2011	—	$1.00	to	$0.99	$1	1.85%	1.00%	to	2.05%	(15.75%)	to	(16.64%)
Drey VIF Intl Val, Serv
2015	—	$1.07	to	$1.01	$1	1.94%	1.00%	to	2.05%	(3.94%)	to	(4.95%)
2014	—	$1.11	to	$1.06	$1	1.32%	1.00%	to	2.05%	(10.47%)	to	(11.41%)
2013	—	$1.24	to	$1.20	$2	1.77%	1.00%	to	2.05%	21.47%	to	20.20%
2012	—	$1.02	to	$1.00	$1	2.55%	1.00%	to	2.05%	11.29%	to	10.14%
2011	—	$0.92	to	$0.90	$1	1.84%	1.00%	to	2.05%	(19.57%)	to	(20.41%)
EV VT Floating-Rate Inc
2015	18	$1.13	to	$1.07	$48	3.33%	1.00%	to	2.05%	(1.97%)	to	(3.00%)
2014	21	$1.15	to	$1.10	$53	3.15%	1.00%	to	2.05%	(0.43%)	to	(1.47%)
2013	20	$1.16	to	$1.12	$53	3.50%	1.00%	to	2.05%	2.81%	to	1.75%
2012	46	$1.13	to	$1.10	$79	4.19%	1.00%	to	2.05%	6.26%	to	5.14%
2011	64	$1.06	to	$1.04	$93	4.24%	1.00%	to	2.05%	1.53%	to	0.47%
Fid VIP Contrafund, Serv Cl 2
2015	2,022	$3.12	to	$1.79	$5,257	0.75%	1.00%	to	2.05%	(0.58%)	to	(1.62%)
2014	2,416	$3.14	to	$1.82	$6,354	0.69%	1.00%	to	2.05%	10.54%	to	9.39%
2013	2,892	$2.84	to	$1.67	$6,889	0.76%	1.00%	to	2.05%	29.65%	to	28.30%
2012	3,852	$2.19	to	$1.30	$7,121	1.06%	1.00%	to	2.05%	14.98%	to	13.77%
2011	4,737	$1.91	to	$1.14	$7,728	0.75%	1.00%	to	2.05%	(3.75%)	to	(4.75%)
Fid VIP Gro, Serv Cl 2
2015	154	$2.78	to	$1.85	$402	0.03%	1.00%	to	1.70%	5.83%	to	5.10%
2014	171	$2.63	to	$1.76	$427	—	1.00%	to	1.70%	9.91%	to	9.14%
2013	202	$2.39	to	$1.62	$463	0.04%	1.00%	to	1.70%	34.65%	to	33.71%
2012	292	$1.78	to	$1.21	$498	0.34%	1.00%	to	1.70%	13.26%	to	12.47%
2011	330	$1.57	to	$1.08	$501	0.12%	1.00%	to	1.70%	(1.03%)	to	(1.71%)

94	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Invest Gr, Serv Cl 2
2015	407	$1.11	to	$1.05	$538	2.07%	1.00%	to	2.05%	(1.83%)	to	(2.85%)
2014	560	$1.14	to	$1.08	$761	1.66%	1.00%	to	2.05%	4.58%	to	3.49%
2013	769	$1.09	to	$1.05	$1,003	1.96%	1.00%	to	2.05%	(3.04%)	to	(4.06%)
2012	916	$1.12	to	$1.09	$1,238	1.97%	1.00%	to	2.05%	4.55%	to	3.46%
2011	1,080	$1.07	to	$1.05	$1,401	2.89%	1.00%	to	2.05%	5.98%	to	4.88%
Fid VIP Mid Cap, Serv Cl 2
2015	428	$3.93	to	$1.61	$1,396	0.23%	1.00%	to	2.05%	(2.61%)	to	(3.63%)
2014	512	$4.04	to	$1.67	$1,719	0.02%	1.00%	to	2.05%	4.98%	to	3.89%
2013	651	$3.85	to	$1.61	$2,123	0.25%	1.00%	to	2.05%	34.52%	to	33.13%
2012	896	$2.86	to	$1.21	$2,197	0.38%	1.00%	to	2.05%	13.42%	to	12.23%
2011	977	$2.52	to	$1.08	$2,133	0.02%	1.00%	to	2.05%	(11.74%)	to	(12.66%)
Fid VIP Overseas, Serv Cl 2
2015	79	$2.54	to	$1.35	$175	1.01%	1.00%	to	2.05%	2.27%	to	1.20%
2014	107	$2.48	to	$1.34	$233	0.90%	1.00%	to	2.05%	(9.21%)	to	(10.15%)
2013	159	$2.73	to	$1.49	$378	0.92%	1.00%	to	2.05%	28.87%	to	27.53%
2012	245	$2.12	to	$1.17	$464	1.62%	1.00%	to	2.05%	19.18%	to	17.94%
2011	320	$1.78	to	$0.99	$509	1.16%	1.00%	to	2.05%	(18.16%)	to	(19.02%)
FTVIPT Frank Inc, Cl 2
2015	1	$1.33	to	$1.26	$3	4.63%	1.00%	to	2.05%	(7.98%)	to	(8.94%)
2014	4	$1.44	to	$1.38	$7	4.96%	1.00%	to	2.05%	3.57%	to	2.49%
2013	4	$1.39	to	$1.34	$7	6.35%	1.00%	to	2.05%	12.81%	to	11.63%
2012	4	$1.24	to	$1.20	$6	6.40%	1.00%	to	2.05%	11.52%	to	10.36%
2011	4	$1.11	to	$1.09	$6	5.74%	1.00%	to	2.05%	1.37%	to	0.31%
FTVIPT Frank Mutual Shares, Cl 2
2015	571	$2.25	to	$1.52	$1,228	3.05%	1.00%	to	1.70%	(5.88%)	to	(6.54%)
2014	664	$2.39	to	$1.63	$1,522	1.95%	1.00%	to	1.70%	6.06%	to	5.32%
2013	808	$2.25	to	$1.55	$1,754	2.02%	1.00%	to	1.70%	26.99%	to	26.10%
2012	972	$1.78	to	$1.23	$1,665	1.92%	1.00%	to	1.70%	13.10%	to	12.31%
2011	1,323	$1.57	to	$1.09	$2,011	2.30%	1.00%	to	1.70%	(2.03%)	to	(2.70%)
FTVIPT Frank Rising Divd, Cl 2
2015	—	$1.66	to	$1.67	$1	1.42%	1.05%	to	1.70%	(4.65%)	to	(5.27%)
2014	—	$1.74	to	$1.76	$2	1.32%	1.05%	to	1.70%	7.59%	to	6.89%
2013	—	$1.62	to	$1.65	$1	1.57%	1.05%	to	1.70%	28.34%	to	27.50%
2012	—	$1.26	to	$1.29	$1	1.61%	1.05%	to	1.70%	10.79%	to	10.07%
2011	—	$1.14	to	$1.18	$1	1.51%	1.05%	to	1.70%	4.89%	to	4.21%
FTVIPT Frank Sm Mid Cap Gro, Cl 2
2015	417	$2.96	to	$1.73	$1,185	—	1.00%	to	1.70%	(3.63%)	to	(4.29%)
2014	450	$3.07	to	$1.81	$1,332	—	1.00%	to	1.70%	6.40%	to	5.66%
2013	510	$2.89	to	$1.71	$1,418	—	1.00%	to	1.70%	36.78%	to	35.83%
2012	550	$2.11	to	$1.26	$1,123	—	1.00%	to	1.70%	9.75%	to	8.98%
2011	555	$1.92	to	$1.16	$1,028	—	1.00%	to	1.70%	(5.78%)	to	(6.43%)
FTVIPT Temp Global Bond, Cl 2
2015	140	$1.16	to	$1.09	$250	7.88%	1.00%	to	2.05%	(5.26%)	to	(6.25%)
2014	168	$1.22	to	$1.17	$317	5.06%	1.00%	to	2.05%	0.82%	to	(0.24%)
2013	229	$1.21	to	$1.17	$430	4.75%	1.00%	to	2.05%	0.62%	to	(0.43%)
2012	315	$1.20	to	$1.17	$588	6.43%	1.00%	to	2.05%	13.92%	to	12.73%
2011	385	$1.06	to	$1.04	$635	5.67%	1.00%	to	2.05%	(1.86%)	to	(2.89%)
FTVIPT Temp Gro, Cl 2
2015	—	$1.47	to	$1.39	$2	2.59%	1.00%	to	2.05%	(7.42%)	to	(8.38%)
2014	—	$1.59	to	$1.51	$2	1.35%	1.00%	to	2.05%	(3.78%)	to	(4.79%)
2013	—	$1.65	to	$1.59	$2	2.67%	1.00%	to	2.05%	29.52%	to	28.16%
2012	—	$1.27	to	$1.24	$2	2.04%	1.00%	to	2.05%	19.87%	to	18.60%
2011	—	$1.06	to	$1.05	$1	1.26%	1.00%	to	2.05%	(7.90%)	to	(8.86%)
GS VIT Mid Cap Val, Inst
2015	256	$1.80	to	$1.70	$494	0.36%	1.00%	to	2.05%	(9.99%)	to	(10.93%)
2014	311	$2.00	to	$1.91	$670	0.91%	1.00%	to	2.05%	12.44%	to	11.27%
2013	421	$1.78	to	$1.72	$810	0.70%	1.00%	to	2.05%	31.57%	to	30.20%
2012	639	$1.36	to	$1.32	$936	1.10%	1.00%	to	2.05%	17.29%	to	16.06%
2011	800	$1.16	to	$1.14	$1,005	0.78%	1.00%	to	2.05%	(7.31%)	to	(8.28%)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	95

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT U.S. Eq Insights, Inst
2015	—	$2.13	to	$2.01	$2	1.39%	1.00%	to	2.05%	(1.01%)		to	(2.04%)
2014	—	$2.15	to	$2.05	$2	1.46%	1.00%	to	2.05%	15.21%		to	14.00%
2013	—	$1.87	to	$1.80	$2	1.18%	1.00%	to	2.05%	36.15%		to	34.73%
2012	—	$1.37	to	$1.34	$1	1.86%	1.00%	to	2.05%	13.31%		to	12.13%
2011	—	$1.21	to	$1.19	$1	1.79%	1.00%	to	2.05%	3.01%		to	1.93%
Invesco VI Am Fran, Ser II
2015	—	$1.49	to	$1.43	$4	—	1.00%	to	2.05%	3.71%		to	2.63%
2014	—	$1.43	to	$1.39	$4	—	1.00%	to	2.05%	7.09%		to	5.97%
2013	—	$1.34	to	$1.31	$3	0.25%	1.00%	to	2.05%	38.41%		to	36.96%
2012	—	$0.97	to	$0.96	$2	—	1.00%	to	2.05%	(3.34	%)(5)	to	(4.02	%)(5)
Invesco VI Comstock, Ser II
2015	727	$1.81	to	$1.71	$1,166	1.55%	1.00%	to	2.05%	(7.13%)		to	(8.10%)
2014	942	$1.95	to	$1.86	$1,636	1.04%	1.00%	to	2.05%	8.02%		to	6.88%
2013	1,321	$1.81	to	$1.74	$2,134	1.31%	1.00%	to	2.05%	34.30%		to	32.90%
2012	2,142	$1.35	to	$1.31	$2,591	1.44%	1.00%	to	2.05%	17.73%		to	16.50%
2011	2,783	$1.14	to	$1.13	$2,872	1.35%	1.00%	to	2.05%	(3.08%)		to	(4.09%)
Invesco VI Global Hlth, Ser II
2015	—	$2.28	to	$2.15	$3	—	1.00%	to	2.05%	1.86%		to	0.80%
2014	—	$2.24	to	$2.14	$3	—	1.00%	to	2.05%	18.19%		to	16.96%
2013	—	$1.90	to	$1.83	$2	0.55%	1.00%	to	2.05%	38.77%		to	37.33%
2012	—	$1.37	to	$1.33	$2	—	1.00%	to	2.05%	19.40%		to	18.15%
2011	11	$1.14	to	$1.13	$12	—	1.00%	to	2.05%	2.69%		to	1.62%
Invesco VI Intl Gro, Ser II
2015	25	$1.38	to	$1.30	$28	1.30%	1.00%	to	2.05%	(3.59%)		to	(4.59%)
2014	25	$1.43	to	$1.36	$29	0.96%	1.00%	to	2.05%	(0.91%)		to	(1.94%)
2013	44	$1.44	to	$1.39	$51	1.01%	1.00%	to	2.05%	17.54%		to	16.31%
2012	47	$1.23	to	$1.19	$46	1.29%	1.00%	to	2.05%	14.11%		to	12.91%
2011	47	$1.07	to	$1.06	$40	1.19%	1.00%	to	2.05%	(7.92%)		to	(8.88%)
Invesco VI Mid Cap Core Eq, Ser II
2015	14	$1.53	to	$1.54	$23	0.09%	1.05%	to	1.70%	(5.27%)		to	(5.89%)
2014	19	$1.61	to	$1.64	$32	—	1.05%	to	1.70%	3.09%		to	2.41%
2013	36	$1.56	to	$1.60	$59	0.51%	1.05%	to	1.70%	27.13%		to	26.31%
2012	42	$1.23	to	$1.27	$56	—	1.05%	to	1.70%	9.46%		to	8.75%
2011	69	$1.12	to	$1.17	$83	0.09%	1.05%	to	1.70%	(7.48%)		to	(8.08%)
Invesco VI Mid Cap Gro, Ser II
2015	52	$1.41	to	$1.35	$74	—	1.00%	to	2.05%	0.04%		to	(1.01%)
2014	52	$1.41	to	$1.37	$75	—	1.00%	to	2.05%	6.62%		to	5.51%
2013	53	$1.32	to	$1.30	$71	0.21%	1.00%	to	2.05%	35.25%		to	33.84%
2012	63	$0.98	to	$0.97	$63	—	1.00%	to	2.05%	(2.40	%)(5)	to	(3.09	%)(5)
Invesco VI Val Opp, Ser II
2015	80	$1.89	to	$1.13	$125	2.32%	1.00%	to	1.70%	(11.54%)		to	(12.16%)
2014	140	$2.14	to	$1.28	$259	1.04%	1.00%	to	1.70%	5.33%		to	4.59%
2013	244	$2.03	to	$1.23	$416	1.15%	1.00%	to	1.70%	31.95%		to	31.02%
2012	329	$1.54	to	$0.94	$435	1.09%	1.00%	to	1.70%	16.48%		to	15.67%
2011	514	$1.32	to	$0.81	$589	0.64%	1.00%	to	1.70%	(4.35%)		to	(5.02%)
Janus Aspen Janus, Serv
2015	25	$1.92	to	$1.81	$41	0.45%	1.00%	to	2.05%	4.03%		to	2.94%
2014	27	$1.84	to	$1.76	$42	0.23%	1.00%	to	2.05%	11.61%		to	10.45%
2013	29	$1.65	to	$1.59	$40	0.62%	1.00%	to	2.05%	28.71%		to	27.35%
2012	41	$1.28	to	$1.25	$44	0.43%	1.00%	to	2.05%	17.10%		to	15.88%
2011	43	$1.10	to	$1.08	$39	0.42%	1.00%	to	2.05%	(6.47%)		to	(7.46%)
MFS Mass Inv Gro Stock, Serv Cl
2015	102	$0.98	to	$0.97	$100	0.67%	1.00%	to	1.70%	(2.38	%)(8)	to	(2.90	%)(8)
MFS New Dis, Serv Cl
2015	67	$2.98	to	$1.94	$196	—	1.00%	to	1.70%	(3.12%)		to	(3.80%)
2014	76	$3.07	to	$2.02	$227	—	1.00%	to	1.70%	(8.42%)		to	(9.06%)
2013	107	$3.36	to	$2.22	$353	—	1.00%	to	1.70%	39.81%		to	38.84%
2012	129	$2.40	to	$1.60	$299	—	1.00%	to	1.70%	19.69%		to	18.85%
2011	141	$2.01	to	$1.34	$273	—	1.00%	to	1.70%	(11.38%)		to	(12.00%)

96	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Total Return, Serv Cl
2015	863	$1.99	to	$1.42	$1,652	2.35%	1.00%	to	2.05%	(1.57%)	to	(2.60%)
2014	976	$2.02	to	$1.45	$1,903	1.71%	1.00%	to	2.05%	7.16%	to	6.03%
2013	1,006	$1.89	to	$1.37	$1,834	1.66%	1.00%	to	2.05%	17.56%	to	16.33%
2012	1,064	$1.60	to	$1.18	$1,655	2.33%	1.00%	to	2.05%	9.83%	to	8.67%
2011	1,421	$1.46	to	$1.09	$2,020	2.33%	1.00%	to	2.05%	0.58%	to	(0.47%)
MFS Utilities, Serv Cl
2015	27	$3.90	to	$1.46	$90	4.03%	1.00%	to	2.05%	(15.61%)	to	(16.49%)
2014	31	$4.62	to	$1.75	$115	1.77%	1.00%	to	2.05%	11.35%	to	10.19%
2013	36	$4.15	to	$1.59	$125	2.11%	1.00%	to	2.05%	19.02%	to	17.78%
2012	37	$3.49	to	$1.35	$109	5.98%	1.00%	to	2.05%	12.08%	to	10.91%
2011	56	$3.11	to	$1.22	$148	2.95%	1.00%	to	2.05%	5.45%	to	4.35%
MS UIF Global Real Est, Cl II
2015	53	$1.55	to	$1.46	$53	2.26%	1.00%	to	2.05%	(2.40%)	to	(3.42%)
2014	57	$1.59	to	$1.52	$58	0.73%	1.00%	to	2.05%	12.72%	to	11.54%
2013	57	$1.41	to	$1.36	$52	3.59%	1.00%	to	2.05%	1.61%	to	0.55%
2012	58	$1.39	to	$1.35	$53	0.55%	1.00%	to	2.05%	28.65%	to	27.30%
2011	60	$1.08	to	$1.06	$42	3.39%	1.00%	to	2.05%	(11.04%)	to	(11.97%)
MS UIF Mid Cap Gro, Cl II
2015	—	$1.59	to	$1.50	$2	—	1.00%	to	2.05%	(6.92%)	to	(7.90%)
2014	—	$1.71	to	$1.63	$2	—	1.00%	to	2.05%	0.83%	to	(0.23%)
2013	—	$1.69	to	$1.63	$2	0.24%	1.00%	to	2.05%	36.11%	to	34.70%
2012	—	$1.24	to	$1.21	$2	—	1.00%	to	2.05%	7.41%	to	6.29%
2011	—	$1.16	to	$1.14	$2	0.24%	1.00%	to	2.05%	(8.10%)	to	(9.06%)
MS UIF U.S. Real Est, Cl II
2015	14	$1.57	to	$1.96	$30	1.16%	1.05%	to	1.70%	0.86%	to	0.20%
2014	15	$1.56	to	$1.96	$31	1.27%	1.05%	to	1.70%	28.07%	to	27.24%
2013	27	$1.22	to	$1.54	$44	0.81%	1.05%	to	1.70%	0.69%	to	0.04%
2012	30	$1.21	to	$1.54	$49	0.57%	1.05%	to	1.70%	14.41%	to	13.66%
2011	36	$1.05	to	$1.35	$51	0.53%	1.05%	to	1.70%	4.56%	to	3.89%
Oppen Cap Appr VA, Serv
2015	1,075	$2.44	to	$1.85	$2,378	—	1.00%	to	2.05%	2.24%	to	1.17%
2014	1,270	$2.39	to	$1.83	$2,736	0.18%	1.00%	to	2.05%	13.98%	to	12.79%
2013	1,536	$2.10	to	$1.62	$2,897	0.74%	1.00%	to	2.05%	28.14%	to	26.80%
2012	1,811	$1.64	to	$1.28	$2,654	0.38%	1.00%	to	2.05%	12.67%	to	11.49%
2011	2,156	$1.45	to	$1.15	$2,829	0.11%	1.00%	to	2.05%	(2.35%)	to	(3.37%)
Oppen Global VA, Serv
2015	120	$3.31	to	$1.59	$362	1.07%	1.00%	to	2.05%	2.64%	to	1.57%
2014	142	$3.23	to	$1.56	$421	0.86%	1.00%	to	2.05%	1.04%	to	(0.01%)
2013	144	$3.19	to	$1.56	$424	1.14%	1.00%	to	2.05%	25.73%	to	24.41%
2012	176	$2.54	to	$1.25	$416	1.86%	1.00%	to	2.05%	19.74%	to	18.49%
2011	190	$2.12	to	$1.06	$378	1.07%	1.00%	to	2.05%	(9.44%)	to	(10.38%)
Oppen Global Strategic Inc VA, Srv
2015	1,077	$1.73	to	$1.09	$1,727	5.43%	1.00%	to	2.05%	(3.46%)	to	(4.47%)
2014	1,244	$1.79	to	$1.14	$2,072	3.94%	1.00%	to	2.05%	1.48%	to	0.42%
2013	1,576	$1.76	to	$1.14	$2,589	4.71%	1.00%	to	2.05%	(1.36%)	to	(2.39%)
2012	1,932	$1.79	to	$1.16	$3,217	5.51%	1.00%	to	2.05%	12.02%	to	10.86%
2011	2,286	$1.59	to	$1.05	$3,400	2.95%	1.00%	to	2.05%	(0.35%)	to	(1.39%)
Oppen Main St Sm Cap VA, Serv
2015	344	$3.56	to	$1.86	$990	0.68%	1.00%	to	2.05%	(7.03%)	to	(8.00%)
2014	468	$3.82	to	$2.03	$1,526	0.62%	1.00%	to	2.05%	10.54%	to	9.39%
2013	530	$3.46	to	$1.85	$1,583	0.70%	1.00%	to	2.05%	39.22%	to	37.77%
2012	627	$2.49	to	$1.35	$1,317	0.32%	1.00%	to	2.05%	16.50%	to	15.28%
2011	709	$2.13	to	$1.17	$1,305	0.41%	1.00%	to	2.05%	(3.35%)	to	(4.36%)
PIMCO VIT All Asset, Advisor Cl
2015	31	$1.08	to	$1.02	$36	3.22%	1.00%	to	2.05%	(10.09%)	to	(11.02%)
2014	34	$1.20	to	$1.15	$44	5.14%	1.00%	to	2.05%	(0.54%)	to	(1.59%)
2013	33	$1.21	to	$1.16	$44	3.89%	1.00%	to	2.05%	(0.89%)	to	(1.92%)
2012	82	$1.22	to	$1.19	$108	4.83%	1.00%	to	2.05%	13.67%	to	12.47%
2011	86	$1.07	to	$1.06	$99	7.38%	1.00%	to	2.05%	0.91%	to	(0.13%)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	97

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2015	—	$2.43	to	$2.51	$2	7.76%	1.05%	to	1.70%	6.66%	to	5.97%
2014	—	$2.28	to	$2.37	$1	8.91%	1.05%	to	1.70%	26.31%	to	25.49%
2013	—	$1.81	to	$1.89	$1	1.08%	1.05%	to	1.70%	40.18%	to	39.28%
2012	—	$1.29	to	$1.35	$1	1.25%	1.05%	to	1.70%	20.98%	to	20.20%
2011	—	$1.07	to	$1.13	$1	3.47%	1.05%	to	1.70%	(2.21%)	to	(2.85%)
Put VT Intl Eq, Cl IB
2015	5	$2.08	to	$1.26	$11	1.15%	1.00%	to	1.70%	(0.86%)	to	(1.55%)
2014	5	$2.10	to	$1.28	$11	1.01%	1.00%	to	1.70%	(7.70%)	to	(8.35%)
2013	7	$2.27	to	$1.40	$16	1.39%	1.00%	to	1.70%	26.80%	to	25.91%
2012	9	$1.79	to	$1.11	$16	2.16%	1.00%	to	1.70%	20.70%	to	19.86%
2011	9	$1.48	to	$0.93	$14	3.33%	1.00%	to	1.70%	(17.76%)	to	(18.33%)
Put VT Multi-Cap Gro, Cl IB
2015	2	$1.84	to	$1.77	$5	1.65%	1.00%	to	1.70%	(1.28%)	to	(1.97%)
2014	2	$1.86	to	$1.81	$5	0.20%	1.00%	to	1.70%	12.36%	to	11.58%
2013	13	$1.66	to	$1.62	$23	0.49%	1.00%	to	1.70%	35.08%	to	34.14%
2012	13	$1.23	to	$1.21	$17	0.23%	1.00%	to	1.70%	15.59%	to	14.79%
2011	13	$1.06	to	$1.05	$15	0.25%	1.00%	to	1.70%	(6.02%)	to	(6.68%)
Put VT Sm Cap Val, Cl IB
2015	25	$1.39	to	$1.49	$40	12.33%	1.05%	to	1.70%	(5.24%)	to	(5.85%)
2014	32	$1.47	to	$1.58	$53	24.89%	1.05%	to	1.70%	2.35%	to	1.69%
2013	42	$1.43	to	$1.56	$68	0.89%	1.05%	to	1.70%	38.14%	to	37.25%
2012	63	$1.04	to	$1.13	$72	0.44%	1.05%	to	1.70%	16.26%	to	15.51%
2011	67	$0.89	to	$0.98	$66	0.50%	1.05%	to	1.70%	(5.72%)	to	(6.33%)
VP Aggr, Cl 2
2015	82	$1.55	to	$1.46	$127	—	1.00%	to	2.05%	(1.74%)	to	(2.77%)
2014	374	$1.57	to	$1.50	$559	—	1.00%	to	2.05%	4.48%	to	3.39%
2013	378	$1.51	to	$1.45	$543	—	1.00%	to	2.05%	19.54%	to	18.29%
2012	381	$1.26	to	$1.23	$461	—	1.00%	to	2.05%	12.58%	to	11.40%
2011	386	$1.12	to	$1.10	$416	—	1.00%	to	2.05%	(4.06%)	to	(5.06%)
VP Aggr, Cl 4
2015	2,531	$1.55	to	$1.46	$3,698	—	1.00%	to	2.05%	(1.74%)	to	(2.77%)
2014	4,259	$1.57	to	$1.50	$6,360	—	1.00%	to	2.05%	4.47%	to	3.38%
2013	6,189	$1.51	to	$1.45	$8,874	—	1.00%	to	2.05%	19.51%	to	18.26%
2012	7,397	$1.26	to	$1.23	$8,904	—	1.00%	to	2.05%	12.56%	to	11.38%
2011	8,804	$1.12	to	$1.10	$9,441	—	1.00%	to	2.05%	(3.88%)	to	(4.88%)
VP BR Gl Infl Prot Sec, Cl 3
2015	62	$1.14	to	$1.07	$86	37.90%	1.00%	to	2.05%	(2.47%)	to	(3.49%)
2014	90	$1.17	to	$1.11	$125	—	1.00%	to	2.05%	7.52%	to	6.39%
2013	103	$1.09	to	$1.05	$133	—	1.00%	to	2.05%	(6.41%)	to	(7.40%)
2012	155	$1.16	to	$1.13	$211	4.31%	1.00%	to	2.05%	4.55%	to	3.47%
2011	165	$1.11	to	$1.09	$215	7.37%	1.00%	to	2.05%	8.94%	to	7.80%
VP Conserv, Cl 2
2015	142	$1.19	to	$1.12	$167	—	1.00%	to	2.05%	(1.15%)	to	(2.18%)
2014	238	$1.20	to	$1.15	$282	—	1.00%	to	2.05%	3.21%	to	2.13%
2013	292	$1.16	to	$1.12	$335	—	1.00%	to	2.05%	2.16%	to	1.08%
2012	783	$1.14	to	$1.11	$882	—	1.00%	to	2.05%	6.21%	to	5.09%
2011	448	$1.07	to	$1.06	$477	—	1.00%	to	2.05%	2.21%	to	1.15%
VP Conserv, Cl 4
2015	1,223	$1.19	to	$1.12	$1,416	—	1.00%	to	2.05%	(1.15%)	to	(2.18%)
2014	1,570	$1.20	to	$1.15	$1,850	—	1.00%	to	2.05%	3.30%	to	2.22%
2013	2,943	$1.16	to	$1.12	$3,369	—	1.00%	to	2.05%	2.07%	to	1.00%
2012	3,607	$1.14	to	$1.11	$4,056	—	1.00%	to	2.05%	6.21%	to	5.09%
2011	3,908	$1.07	to	$1.06	$4,148	—	1.00%	to	2.05%	2.21%	to	1.15%
VP Loomis Sayles Gro II, Cl 1
2015	28	$1.95	to	$1.85	$46	0.11%	1.00%	to	2.05%	1.16%	to	0.10%
2014	29	$1.93	to	$1.84	$47	0.22%	1.00%	to	2.05%	8.34%	to	7.21%
2013	31	$1.78	to	$1.72	$46	0.22%	1.00%	to	2.05%	34.31%	to	32.89%
2012	45	$1.33	to	$1.29	$49	0.73%	1.00%	to	2.05%	11.13%	to	9.95%
2011	45	$1.20	to	$1.18	$44	0.28%	1.00%	to	2.05%	(3.60%)	to	(4.61%)

98	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 2
2015	4,825	$1.36	to	$1.29	$6,314	—	1.00%	to	2.05%	(1.54%)	to	(2.57%)
2014	4,788	$1.39	to	$1.32	$6,394	—	1.00%	to	2.05%	4.02%	to	2.93%
2013	5,099	$1.33	to	$1.28	$6,580	—	1.00%	to	2.05%	10.25%	to	9.10%
2012	5,592	$1.21	to	$1.18	$6,580	—	1.00%	to	2.05%	9.77%	to	8.61%
2011	5,663	$1.10	to	$1.08	$6,101	—	1.00%	to	2.05%	(0.72%)	to	(1.76%)
VP Mod, Cl 4
2015	11,911	$1.37	to	$1.29	$15,728	—	1.00%	to	2.05%	(1.54%)	to	(2.57%)
2014	15,261	$1.39	to	$1.32	$20,534	—	1.00%	to	2.05%	4.01%	to	2.93%
2013	20,606	$1.33	to	$1.29	$26,757	—	1.00%	to	2.05%	10.32%	to	9.17%
2012	23,774	$1.21	to	$1.18	$28,087	—	1.00%	to	2.05%	9.76%	to	8.61%
2011	26,223	$1.10	to	$1.08	$28,315	—	1.00%	to	2.05%	(0.63%)	to	(1.67%)
VP Mod Aggr, Cl 2
2015	3,714	$1.45	to	$1.37	$5,116	—	1.00%	to	2.05%	(1.71%)	to	(2.74%)
2014	3,797	$1.48	to	$1.41	$5,350	—	1.00%	to	2.05%	4.11%	to	3.02%
2013	3,862	$1.42	to	$1.37	$5,255	—	1.00%	to	2.05%	14.92%	to	13.72%
2012	3,804	$1.23	to	$1.20	$4,529	—	1.00%	to	2.05%	11.13%	to	9.96%
2011	4,000	$1.11	to	$1.09	$4,309	—	1.00%	to	2.05%	(2.40%)	to	(3.42%)
VP Mod Aggr, Cl 4
2015	7,912	$1.45	to	$1.37	$11,018	—	1.00%	to	2.05%	(1.78%)	to	(2.80%)
2014	9,567	$1.48	to	$1.41	$13,608	—	1.00%	to	2.05%	4.17%	to	3.08%
2013	14,569	$1.42	to	$1.37	$19,937	—	1.00%	to	2.05%	14.90%	to	13.70%
2012	18,996	$1.23	to	$1.20	$22,701	—	1.00%	to	2.05%	11.10%	to	9.93%
2011	21,051	$1.11	to	$1.09	$22,724	—	1.00%	to	2.05%	(2.31%)	to	(3.33%)
VP Mod Conserv, Cl 2
2015	979	$1.27	to	$1.20	$1,225	—	1.00%	to	2.05%	(1.21%)	to	(2.25%)
2014	1,137	$1.29	to	$1.23	$1,440	—	1.00%	to	2.05%	3.74%	to	2.65%
2013	1,892	$1.24	to	$1.20	$2,299	—	1.00%	to	2.05%	6.07%	to	4.95%
2012	1,769	$1.17	to	$1.14	$2,033	—	1.00%	to	2.05%	7.67%	to	6.54%
2011	1,814	$1.09	to	$1.07	$1,946	—	1.00%	to	2.05%	0.85%	to	(0.20%)
VP Mod Conserv, Cl 4
2015	1,719	$1.27	to	$1.20	$2,132	—	1.00%	to	2.05%	(1.28%)	to	(2.32%)
2014	1,835	$1.29	to	$1.23	$2,314	—	1.00%	to	2.05%	3.72%	to	2.64%
2013	2,573	$1.24	to	$1.20	$3,137	—	1.00%	to	2.05%	6.05%	to	4.94%
2012	2,808	$1.17	to	$1.14	$3,231	—	1.00%	to	2.05%	7.75%	to	6.61%
2011	3,144	$1.09	to	$1.07	$3,373	—	1.00%	to	2.05%	0.94%	to	(0.11%)
VP Ptnrs Sm Cap Val, Cl 3
2015	260	$3.04	to	$1.50	$492	—	1.00%	to	2.05%	(10.25%)	to	(11.19%)
2014	328	$3.38	to	$1.69	$698	—	1.00%	to	2.05%	1.05%	to	(0.01%)
2013	410	$3.35	to	$1.69	$902	—	1.00%	to	2.05%	33.47%	to	32.07%
2012	631	$2.51	to	$1.28	$1,092	—	1.00%	to	2.05%	12.38%	to	11.20%
2011	780	$2.23	to	$1.15	$1,255	—	1.00%	to	2.05%	(5.40%)	to	(6.39%)
VP MFS Blended Res Core Eq, Cl3
2015	74	$1.71	to	$1.61	$91	—	1.00%	to	2.05%	(0.54%)	to	(1.58%)
2014	76	$1.72	to	$1.64	$93	—	1.00%	to	2.05%	10.65%	to	9.49%
2013	78	$1.55	to	$1.49	$87	—	1.00%	to	2.05%	27.13%	to	25.80%
2012	91	$1.22	to	$1.19	$81	—	1.00%	to	2.05%	9.59%	to	8.44%
2011	92	$1.11	to	$1.10	$75	—	1.00%	to	2.05%	(4.46%)	to	(5.46%)
VP Vty Sycamore Estb Val, Cl 3
2015	22	$1.95	to	$1.84	$42	—	1.00%	to	2.05%	(0.83%)	to	(1.87%)
2014	22	$1.97	to	$1.88	$43	—	1.00%	to	2.05%	10.92%	to	9.76%
2013	30	$1.78	to	$1.71	$54	—	1.00%	to	2.05%	34.52%	to	33.12%
2012	30	$1.32	to	$1.29	$40	—	1.00%	to	2.05%	15.85%	to	14.64%
2011	30	$1.14	to	$1.12	$35	—	1.00%	to	2.05%	(7.37%)	to	(8.33%)
Wanger Intl
2015	211	$1.41	to	$1.33	$471	1.38%	1.00%	to	2.05%	(0.90%)	to	(1.93%)
2014	276	$1.42	to	$1.36	$624	1.36%	1.00%	to	2.05%	(5.35%)	to	(6.34%)
2013	350	$1.50	to	$1.45	$839	2.53%	1.00%	to	2.05%	21.15%	to	19.88%
2012	507	$1.24	to	$1.21	$1,005	1.16%	1.00%	to	2.05%	20.36%	to	19.09%
2011	641	$1.03	to	$1.01	$1,061	4.79%	1.00%	to	2.05%	(15.47%)	to	(16.36%)

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	99

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Netassets (000s)	Investment incomeratio(2)	Expense ratio lowest tohighest(3)			Total return lowest to highest(1)(4)
Wanger USA
2015	139	$1.98	to	$1.87	$268	—	1.00%	to	2.05%	(1.60%)	to	(2.62%)
2014	194	$2.01	to	$1.92	$382	0.00%	1.00%	to	2.05%	3.75%	to	2.66%
2013	257	$1.94	to	$1.87	$490	0.14%	1.00%	to	2.05%	32.43%	to	31.04%
2012	431	$1.46	to	$1.42	$624	0.30%	1.00%	to	2.05%	18.83%	to	17.58%
2011	547	$1.23	to	$1.21	$668	—	1.00%	to	2.05%	(4.45%)	to	(5.45%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2012.
(6)	New subaccount operations commenced on April 26, 2013.
(7)	New subaccount operations commenced on Nov. 18, 2013.
(8)	New subaccount operations commenced on March 27, 2015.

100	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.91	$1.84	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62	$1.51
Accumulation unit value at end of period	$1.94	$1.91	$1.84	$1.51	$1.35	$1.78	$1.51	$1.00	$1.92	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	7	7	7	7	7	7	8
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.57	$2.38	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81	$1.56
Accumulation unit value at end of period	$2.58	$2.57	$2.38	$1.79	$1.54	$1.46	$1.31	$1.10	$1.87	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
AB VPS International Value Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.07	$0.95	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.21	$1.30	$1.07	$0.95	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.72	$1.34	$1.16	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.98	$1.72	$1.34	$1.16	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (7/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.86	$1.37	$1.22	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$2.02	$1.86	$1.37	$1.22	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.71	$1.31	$1.16	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.91	$1.71	$1.31	$1.16	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (7/19/2010)
Accumulation unit value at beginning of period	$2.30	$2.24	$1.54	$1.30	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.18	$2.30	$2.24	$1.54	$1.30	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.60	$1.60	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.16	$2.91	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37	$2.00
Accumulation unit value at end of period	$3.05	$3.16	$2.91	$2.32	$2.05	$2.18	$1.89	$1.50	$2.54	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	11	11	12	82
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	4	7	7	5	5	5	96	111	1
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09	$1.05
Accumulation unit value at end of period	$1.44	$1.45	$1.39	$1.44	$1.35	$1.28	$1.19	$1.05	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	5	5	8	7	7	7	8	8	65

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	101

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.41	$1.18	$1.01	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.41	$1.18	$1.01	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.33	$2.06	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59	$1.44
Accumulation unit value at end of period	$2.51	$2.33	$2.06	$1.60	$1.34	$1.40	$1.21	$0.89	$1.62	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.65	$2.36	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72	$1.50
Accumulation unit value at end of period	$2.65	$2.65	$2.36	$1.81	$1.58	$1.57	$1.39	$1.11	$1.78	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	5	5	5	5	5	5	53
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.72	$1.29	$1.17	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.75	$1.72	$1.29	$1.17	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	5	5	4	4	4	3	102	9	9
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/19/2010)
Accumulation unit value at beginning of period	$0.78	$0.94	$1.06	$1.10	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.58	$0.78	$0.94	$1.06	$1.10	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.42	$1.22	$1.00	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.36	$1.42	$1.22	$1.00	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.24	$1.02	$0.92	$1.14	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.24	$1.02	$0.92	$1.14	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.16	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.14	$2.84	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94	$1.75
Accumulation unit value at end of period	$3.12	$3.14	$2.84	$2.19	$1.91	$1.98	$1.71	$1.28	$2.25	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	47	55	59	63	65	68	71	78	115	173

102	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.12	$1.07	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.09	$1.12	$1.07	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$4.04	$3.85	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38	$2.14
Accumulation unit value at end of period	$3.93	$4.04	$3.85	$2.86	$2.52	$2.86	$2.24	$1.62	$2.71	$2.38
Number of accumulation units outstanding at end of period (000 omitted)	3	5	18	20	20	21	21	21	49	52
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.48	$2.73	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42	$2.08
Accumulation unit value at end of period	$2.54	$2.48	$2.73	$2.12	$1.78	$2.17	$1.95	$1.56	$2.81	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	4	6	6	6	7	36	70
FTVIPT Franklin Income VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.24	$1.11	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.44	$1.39	$1.24	$1.11	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.21	$1.20	$1.06	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.22	$1.21	$1.20	$1.06	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.65	$1.27	$1.06	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.59	$1.65	$1.27	$1.06	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.78	$1.36	$1.16	$1.25	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$2.00	$1.78	$1.36	$1.16	$1.25	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.37	$1.21	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.13	$2.15	$1.87	$1.37	$1.21	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.81	$1.35	$1.14	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.95	$1.81	$1.35	$1.14	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.90	$1.37	$1.14	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.28	$2.24	$1.90	$1.37	$1.14	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.44	$1.23	$1.07	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.43	$1.44	$1.23	$1.07	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.28	$1.10	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.84	$1.65	$1.28	$1.10	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.02	$1.89	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45	$1.31
Accumulation unit value at end of period	$1.99	$2.02	$1.89	$1.60	$1.46	$1.45	$1.34	$1.15	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	15	17	19	21	22	23	24	25	26	26
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.62	$4.15	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57	$1.98
Accumulation unit value at end of period	$3.90	$4.62	$4.15	$3.49	$3.11	$2.95	$2.63	$2.00	$3.24	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	24	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.39	$1.08	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.59	$1.41	$1.39	$1.08	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	103

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.24	$1.16	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.71	$1.69	$1.24	$1.16	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.39	$2.10	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59	$1.49
Accumulation unit value at end of period	$2.44	$2.39	$2.10	$1.64	$1.45	$1.49	$1.38	$0.96	$1.79	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	3	8	30	31	32	33	33	33	31	69
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.23	$3.19	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39	$2.06
Accumulation unit value at end of period	$3.31	$3.23	$3.19	$2.54	$2.12	$2.34	$2.04	$1.48	$2.51	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	1	1	1	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31	$1.23
Accumulation unit value at end of period	$1.73	$1.79	$1.76	$1.79	$1.59	$1.60	$1.41	$1.20	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	60	61	89	92	95	98	100	103	168	182
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.82	$3.46	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23	$1.97
Accumulation unit value at end of period	$3.56	$3.82	$3.46	$2.49	$2.13	$2.21	$1.81	$1.34	$2.18	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	2	11	11	11	12
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.22	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.20	$1.21	$1.22	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.51	$1.26	$1.12	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.57	$1.51	$1.26	$1.12	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	83	83	84	85	86	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.51	$1.26	$1.12	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.57	$1.51	$1.26	$1.12	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	36	37	37	38	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.78	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.93	$1.78	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.21	$1.10	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.33	$1.21	$1.10	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	323	348	371	395	423	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.21	$1.10	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.39	$1.33	$1.21	$1.10	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.23	$1.11	$1.14	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.23	$1.11	$1.14	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	254	255	255	265	277	—	—	—	—

104	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.23	$1.11	$1.14	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.23	$1.11	$1.14	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.09	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.24	$1.17	$1.09	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	456	461	466	470	475	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.17	$1.09	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.24	$1.17	$1.09	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.38	$3.35	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22	$1.86
Accumulation unit value at end of period	$3.04	$3.38	$3.35	$2.51	$2.23	$2.36	$1.91	$1.42	$2.09	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	2	2	2	2	3	3
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.24	$1.03	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.50	$1.24	$1.03	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger USA (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.94	$1.46	$1.23	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$2.01	$1.94	$1.46	$1.23	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.45	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.16	$1.15	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	5	5	4	346	426	212	75
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.34	$1.44	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21	$1.00
Accumulation unit value at end of period	$1.34	$1.34	$1.44	$1.19	$0.99	$1.14	$1.02	$0.77	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.65	$1.70	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03	$1.00
Accumulation unit value at end of period	$1.89	$1.80	$1.66	$1.22	$1.09	$1.09	$0.95	$0.71	$1.24	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	207
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.62	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	105

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.79	$1.89	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.68	$1.47	$1.11	$0.99	$0.95	$0.82	$0.67	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.50	$1.38	$1.10	$0.97	$1.03	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	8	8	8	978	817	424	205
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.50	$1.56	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.35	$1.50	$1.56	$1.60	$1.34	$1.72	$1.45	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	1	1	157	225	106	66
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	337	374	412	450	212	81	91	1
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.77	$1.72	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.72	$1.64	$1.43	$1.37	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.70	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.74	$1.70	$1.63	$1.44	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	4	4	4	4	496	293	216	81
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.38	$1.33	$1.38	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	5	5	5	958	827	654	195
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.95	$0.96	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.63	$1.45	$1.12	$0.94	$0.99	$0.85	$0.63	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	44	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	377	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,366	1,643	394	—	—	—	—	—	—	—

106	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.73	$1.66	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.39	$1.47	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.35	$1.11	$0.96	$1.10	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.74	$1.58	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.65	$1.62	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.53	$1.65	$1.62	$1.22	$1.11	$1.19	$0.95	$0.77	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	6	5	613	439	300	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	129	45	55	5
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.73	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.45	$0.60	$0.73	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.83	$1.65	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.76	$1.83	$1.65	$1.24	$1.05	$1.06	$0.84	$0.63	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.05	$1.95	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.15	$2.05	$1.95	$1.48	$1.30	$1.43	$1.11	$0.72	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	42
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.63	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15	$1.00
Accumulation unit value at end of period	$1.68	$1.74	$1.63	$1.37	$1.25	$1.17	$1.02	$0.85	$1.22	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	$1.00	—
Accumulation unit value at end of period	$0.96	$0.96	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$0.96	$1.07	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.92	$0.96	$1.07	$0.88	$0.79	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.18	$1.21	$1.22	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	347	230	155	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.78	$1.61	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.78	$1.61	$1.25	$1.08	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	56	57	240	567	438	409
Fidelity® VIP Growth Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.92	$1.81	$1.65	$1.23	$1.08	$1.10	$0.89	$0.71	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.40	$1.34	$1.38	$1.32	$1.25	$1.17	$1.03	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	44	46	48	50	52	425	359	301	21
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.80	$1.85	$1.76	$1.31	$1.16	$1.31	$1.03	$0.74	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	3	2	236	310	155	68

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	107

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.19	$1.31	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	21
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.53	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.58	$1.53	$1.35	$1.21	$1.20	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.49	$1.41	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.49	$1.41	$1.11	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	131
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.62	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.74	$1.62	$1.26	$1.14	$1.08	$0.91	$0.78	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.85	$1.74	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.85	$1.74	$1.28	$1.16	$1.23	$0.98	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.86	$1.84	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.76	$1.86	$1.84	$1.83	$1.61	$1.64	$1.45	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	345	290	255	94
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.34	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.19	$1.29	$1.34	$1.03	$0.86	$0.94	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.89	$1.68	$1.28	$1.09	$1.18	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	214	245	190	130
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.42	$1.44	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.66	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	294	383	238	201
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.95	$1.91	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	$1.00	—
Accumulation unit value at end of period	$1.08	$1.12	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	749	329	164	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.56	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.53	$1.61	$1.56	$1.23	$1.12	$1.21	$1.08	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.23	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.14	$1.29	$1.23	$0.93	$0.80	$0.84	$0.79	$0.54	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	7	8	8	820	680	449	—

108	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.03	$2.22	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.97	$2.03	$2.22	$1.59	$1.33	$1.50	$1.12	$0.69	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.43	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.51	$1.53	$1.43	$1.22	$1.11	$1.10	$1.02	$0.87	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.21	$1.99	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23	$1.00
Accumulation unit value at end of period	$1.87	$2.21	$1.99	$1.67	$1.49	$1.41	$1.26	$0.96	$1.56	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.01	$1.04	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	188	228	91	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.52	$1.63	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.22	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.57	$1.56	$1.22	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Oppenheimer Capital Appreciation Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.64	$1.44	$1.12	$1.00	$1.02	$0.95	$0.66	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.57	$1.56	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.57	$1.56	$1.24	$1.04	$1.14	$1.00	$0.72	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.46	$1.44	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.44	$1.46	$1.30	$1.31	$1.15	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	14	14	14	69	70	727	561	443	134
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.88	$1.71	$1.23	$1.05	$1.09	$0.89	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.18	$1.31	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	4	4	4	395	548	429	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.28	$1.81	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$2.43	$2.28	$1.81	$1.29	$1.07	$1.09	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.12	$1.22	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.22	$0.96	$0.80	$0.97	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.47	$1.43	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.43	$1.04	$0.89	$0.95	$0.76	$0.58	$0.97	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	98
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	109

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	914	1,288	2,082	2,278	2,135	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.35	$1.26	$1.34	$1.29	$1.18	$1.15	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6	15	15	15	15	16	673	304	289	164
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	388	693	606	528	480	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	$1.00	—
Accumulation unit value at end of period	$1.60	$1.58	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	8	8	955	654	358	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.26	$1.27	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	10	10	10	1,011	585	342	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,802	3,643	5,194	5,774	5,879	5,198	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,136	1,364	1,692	2,337	2,464	2,836	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	303	467	351	489	1,376	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.70	$1.69	$1.27	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.61	$1.63	$1.72	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	240	294	140	86
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	2	2	194	156	105	23

110	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.44	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	10	10	10	10	11	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.15	$1.14	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.61	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24	$1.07
Accumulation unit value at end of period	$1.74	$1.74	$1.61	$1.21	$1.04	$1.00	$0.89	$0.75	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	10	10	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.17	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62	$1.22
Accumulation unit value at end of period	$1.09	$1.08	$1.17	$0.96	$0.85	$1.07	$1.04	$0.78	$1.69	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	56	89	114	232	257	228	248	258	190	198
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.29	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.01
Accumulation unit value at end of period	$1.27	$1.32	$1.29	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	62	112	168	172	203	226	236	216	321	335
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.72	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46	$1.18
Accumulation unit value at end of period	$1.59	$1.60	$1.72	$1.42	$1.19	$1.37	$1.23	$0.93	$1.70	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.64	$1.69	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	12	12	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.58	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.80	$1.71	$1.58	$1.17	$1.04	$1.04	$0.91	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	47	83	124	262	304	334	367	366	362	448
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26	$1.07
Accumulation unit value at end of period	$1.75	$1.85	$1.65	$1.27	$1.12	$1.13	$1.01	$0.85	$1.18	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.77	$1.87	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23	$1.08
Accumulation unit value at end of period	$1.79	$1.80	$1.58	$1.19	$1.06	$1.02	$0.88	$0.72	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	25	49	55	76	83	93	86	83	87
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39	$1.18
Accumulation unit value at end of period	$1.76	$1.83	$1.69	$1.35	$1.20	$1.27	$1.10	$0.88	$1.49	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	56	103	146	311	356	366	456	450	411	426
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$2.18	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89	$1.43
Accumulation unit value at end of period	$1.89	$2.10	$2.18	$2.24	$1.88	$2.41	$2.04	$1.18	$2.59	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	22	32	43	73	84	72	92	126	93	130
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05	$1.01
Accumulation unit value at end of period	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.09	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	11	11	12	12	13	17	11	16	106
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.82	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14	$1.04
Accumulation unit value at end of period	$1.82	$1.86	$1.82	$1.73	$1.52	$1.45	$1.29	$0.85	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5	15	21	23	32	34	37	44	48	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	45	72	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.74	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10	$1.03
Accumulation unit value at end of period	$1.75	$1.78	$1.74	$1.68	$1.48	$1.41	$1.26	$0.89	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	7	10	11	11	12	49	40	45	28

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	111

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05	$1.01
Accumulation unit value at end of period	$1.36	$1.38	$1.32	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8	26	42	43	42	45	95	94	117	79
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.95	$0.96	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.57	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22	$1.11
Accumulation unit value at end of period	$1.91	$1.77	$1.57	$1.22	$1.03	$1.07	$0.93	$0.68	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20	$1.06
Accumulation unit value at end of period	$1.83	$1.84	$1.64	$1.26	$1.10	$1.10	$0.97	$0.78	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	277	52	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12	$1.13
Accumulation unit value at end of period	$1.83	$1.75	$1.65	$1.28	$1.16	$1.38	$1.11	$0.69	$1.26	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.37	$1.46	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.66	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46	$1.19
Accumulation unit value at end of period	$1.56	$1.50	$1.66	$1.37	$1.18	$1.36	$1.21	$0.96	$1.63	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.70	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26	$1.07
Accumulation unit value at end of period	$1.76	$1.87	$1.70	$1.25	$1.07	$1.10	$0.92	$0.74	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.86	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30	$1.10
Accumulation unit value at end of period	$1.75	$1.89	$1.86	$1.40	$1.27	$1.37	$1.10	$0.89	$1.25	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	46	38	35	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.04	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	14	21	21	21	24	27	23	31	32
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.73	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.60	$0.73	$0.82	$0.85	$0.99	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$1.84	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.96	$2.03	$1.84	$1.38	$1.17	$1.18	$0.94	$0.70	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	9	10	10	11	10	10	10

112	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.02	$1.91	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05
Accumulation unit value at end of period	$2.11	$2.02	$1.91	$1.46	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10	17	24	49	54	56	71	82	80	96
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.70	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21	$1.05
Accumulation unit value at end of period	$1.74	$1.81	$1.70	$1.42	$1.31	$1.22	$1.07	$0.89	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.95	$0.95	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.28	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40	$1.16
Accumulation unit value at end of period	$1.10	$1.15	$1.28	$1.06	$0.95	$1.18	$1.15	$0.89	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.20	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	14	14	34	18	18	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31	$1.19
Accumulation unit value at end of period	$2.09	$2.10	$1.91	$1.47	$1.28	$1.33	$1.15	$0.86	$1.52	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	75	130	228	542	620	648	702	770	731	811
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.70	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12	$1.06
Accumulation unit value at end of period	$1.97	$1.87	$1.70	$1.26	$1.12	$1.13	$0.92	$0.73	$1.40	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$1.36	$1.39	$1.33	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	42	92	143	161	186	201	233	223	313	289
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.30	$2.19	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37	$1.23
Accumulation unit value at end of period	$2.23	$2.30	$2.19	$1.63	$1.44	$1.63	$1.29	$0.93	$1.56	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	11	20	27	67	72	70	101	114	105	109
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.60	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44	$1.23
Accumulation unit value at end of period	$1.48	$1.45	$1.60	$1.25	$1.05	$1.28	$1.15	$0.92	$1.66	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	9	12	18	21	28	25	27	27	25	34
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.64	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21	$1.04
Accumulation unit value at end of period	$1.56	$1.69	$1.64	$1.45	$1.31	$1.29	$1.16	$0.86	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33	$1.14
Accumulation unit value at end of period	$1.62	$1.72	$1.62	$1.28	$1.13	$1.16	$1.06	$0.85	$1.36	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	8	13	15	15	16	16	15	14	25
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.73	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22	$1.05
Accumulation unit value at end of period	$1.78	$1.86	$1.73	$1.35	$1.22	$1.17	$0.98	$0.84	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.80	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14	$1.06
Accumulation unit value at end of period	$1.84	$1.91	$1.80	$1.32	$1.20	$1.28	$1.01	$0.71	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	10	10	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.93	$1.91	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.82	$1.93	$1.91	$1.90	$1.67	$1.71	$1.51	$1.29	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	18	35	48	57	66	68	94	95	144	139
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.53	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35	$1.12
Accumulation unit value at end of period	$1.36	$1.47	$1.53	$1.18	$0.99	$1.07	$1.01	$0.78	$1.37	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.21	$1.97	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34	$1.17
Accumulation unit value at end of period	$1.99	$2.21	$1.97	$1.50	$1.28	$1.38	$1.12	$0.85	$1.37	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	24	39	59	119	143	146	184	189	195	193

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	113

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.65	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22	$1.06
Accumulation unit value at end of period	$1.65	$1.78	$1.65	$1.23	$1.05	$1.08	$0.95	$0.75	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	90	145	212	443	548	571	638	638	645	652
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.93	$1.90	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	11	11	11	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.11	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	59	31	24	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.68	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19	$1.09
Accumulation unit value at end of period	$1.64	$1.73	$1.68	$1.33	$1.21	$1.31	$1.17	$0.91	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	5	8	9	13	13	14	14	17	18
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.29	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20	$1.07
Accumulation unit value at end of period	$1.20	$1.36	$1.29	$0.98	$0.84	$0.88	$0.83	$0.57	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	22	23	49	57	85	84	85	92	75	77
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.55	$1.49	$1.34	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	68	64	59	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.13	$2.33	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21	$1.08
Accumulation unit value at end of period	$2.06	$2.13	$2.33	$1.67	$1.40	$1.58	$1.18	$0.73	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	9	9	9	9	9	9
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.47	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15	$1.04
Accumulation unit value at end of period	$1.55	$1.58	$1.47	$1.26	$1.15	$1.14	$1.05	$0.90	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	5	5	5	5	5	5	5
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.81	$2.53	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58	$1.22
Accumulation unit value at end of period	$2.37	$2.81	$2.53	$2.13	$1.90	$1.81	$1.61	$1.23	$1.99	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	6	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	15	25	12	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.51	$1.62	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$1.62	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65	$1.22
Accumulation unit value at end of period	$2.09	$2.07	$1.62	$1.61	$1.41	$1.35	$1.05	$0.83	$1.35	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	1	1	9	9	11	12	15	14	12	11
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.47	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13	$1.06
Accumulation unit value at end of period	$1.71	$1.67	$1.47	$1.15	$1.02	$1.05	$0.97	$0.68	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	34	55	84	167	198	211	222	235	212	244

114	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.87	$1.85	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40	$1.21
Accumulation unit value at end of period	$1.92	$1.87	$1.85	$1.48	$1.23	$1.36	$1.19	$0.87	$1.47	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.46	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10	$1.03
Accumulation unit value at end of period	$1.43	$1.48	$1.46	$1.48	$1.33	$1.33	$1.18	$1.00	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	47	82	146	230	267	274	335	348	409	393
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$1.97	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29	$1.13
Accumulation unit value at end of period	$2.02	$2.18	$1.97	$1.42	$1.22	$1.26	$1.04	$0.77	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	9	65	66	66	67	66	62	62
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.30	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	36	48	53	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.50	$1.98	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16
Accumulation unit value at end of period	$2.66	$2.50	$1.98	$1.42	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.47	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48	$1.17
Accumulation unit value at end of period	$1.34	$1.36	$1.47	$1.16	$0.97	$1.18	$1.08	$0.88	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.64	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29	$1.12
Accumulation unit value at end of period	$1.58	$1.67	$1.64	$1.19	$1.02	$1.08	$0.87	$0.67	$1.12	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	5	8	11	11	12	13	13	11	16
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	101	102	102	103	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	16	22	22	21	23	64	41	57	44
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	107	108	109	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.19	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	102	103	104	104	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.57	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	77	64	48	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	85	54	45	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	115

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	93	95	97	100	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	40	172	437	511	500	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.95	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31	$1.10
Accumulation unit value at end of period	$1.76	$1.97	$1.95	$1.46	$1.30	$1.38	$1.12	$0.83	$1.23	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	38	54	71	155	184	187	218	228	246	248
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$1.82	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19	$1.04
Accumulation unit value at end of period	$1.99	$2.01	$1.82	$1.35	$1.17	$1.27	$1.05	$0.78	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.32	$2.45	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77	$1.30
Accumulation unit value at end of period	$2.29	$2.32	$2.45	$2.03	$1.69	$2.00	$1.62	$1.09	$2.03	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	25	40	54	102	122	116	147	179	147	178
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$1.94	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22	$1.14
Accumulation unit value at end of period	$1.98	$2.01	$1.94	$1.47	$1.24	$1.30	$1.07	$0.76	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	29	40	88	106	116	147	152	148	145

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.44	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.13	$1.09	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.15	$1.13	$1.09	$0.90	$0.80	$1.06	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.64	$1.64	$1.52	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	340	439	241	64
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.42	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.33	$1.42	$1.18	$0.99	$1.14	$1.02	$0.77	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

116	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.78	$1.64	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.86	$1.78	$1.64	$1.21	$1.08	$1.08	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	174
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.60	$1.69	$1.51	$1.16	$1.03	$1.03	$0.92	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.76	$1.86	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.66	$1.46	$1.10	$0.98	$0.94	$0.81	$0.66	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.48	$1.36	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.42	$1.48	$1.36	$1.09	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	893	861	490	180
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.34	$1.49	$1.54	$1.59	$1.33	$1.71	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	70	70	70	70	70	70	145	239	124	57
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	96	—	—	—	—	130	58	29	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	3	2	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.68	$1.72	$1.68	$1.62	$1.42	$1.36	$1.21	$0.86	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	410	283	254	81
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.00	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	748	714	668	208
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.94	$0.95	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.61	$1.43	$1.11	$0.94	$0.98	$0.85	$0.62	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13	$1.00
Accumulation unit value at end of period	$1.72	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	117

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	1,433	1,014	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.54	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.54	$1.19	$1.09	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.37	$1.46	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.33	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.33	$1.10	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.60	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.63	$1.60	$1.21	$1.10	$1.19	$0.95	$0.77	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	569	458	354	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	85	40	32	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.60	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.74	$1.80	$1.63	$1.23	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.03	$1.92	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.12	$2.03	$1.92	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	38
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.72	$1.62	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.95	$0.95	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.90	$0.94	$1.06	$0.87	$0.78	$0.98	$0.95	$0.74	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.17	$1.19	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	3	258	199	158	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.76	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.76	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	14	14	14	200	543	442	303
Fidelity® VIP Growth Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.79	$1.63	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.89	$1.79	$1.63	$1.21	$1.07	$1.09	$0.89	$0.70	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

118	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.32	$1.37	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	17	14	14	14	344	307	300	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.77	$1.82	$1.74	$1.30	$1.15	$1.30	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	3	3	3	245	315	183	59
Fidelity® VIP Overseas Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.17	$1.29	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.29	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	17
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.51	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.43	$1.56	$1.51	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.38	$1.47	$1.39	$1.10	$0.97	$0.99	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	111
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.60	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.72	$1.60	$1.25	$1.13	$1.08	$0.90	$0.78	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.83	$1.72	$1.26	$1.15	$1.23	$0.97	$0.69	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.84	$1.82	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.74	$1.84	$1.82	$1.82	$1.60	$1.63	$1.44	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	2	2	2	271	251	275	89
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.27	$1.32	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.17	$1.27	$1.32	$1.02	$0.86	$0.93	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.87	$1.67	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.87	$1.67	$1.27	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	222	254	219	111
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.23	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.40	$1.42	$1.23	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.43	$1.33	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	282	401	277	176
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.92	$1.89	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	14	14	14	686	349	197	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.59	$1.55	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.59	$1.55	$1.22	$1.11	$1.21	$1.07	$0.84	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.32	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	119

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.28	$1.22	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.13	$1.28	$1.22	$0.92	$0.79	$0.83	$0.79	$0.54	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	767	704	517	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.01	$2.20	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.94	$2.01	$2.20	$1.57	$1.32	$1.49	$1.11	$0.69	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.49	$1.51	$1.42	$1.21	$1.10	$1.10	$1.01	$0.87	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (6/19/2006)
Accumulation unit value at beginning of period	$2.18	$1.96	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23	$1.00
Accumulation unit value at end of period	$1.84	$2.18	$1.96	$1.65	$1.48	$1.41	$1.25	$0.95	$1.55	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$1.00	$1.03	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	178	257	106	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.50	$1.62	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.54	$1.20	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.55	$1.54	$1.20	$1.20	$1.05	$1.00	$0.78	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.62	$1.42	$1.11	$0.99	$1.02	$0.94	$0.66	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.55	$1.54	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.59	$1.55	$1.54	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.44	$1.42	$1.44	$1.29	$1.30	$1.14	$0.98	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	541	460	421	74
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.86	$1.69	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.73	$1.86	$1.69	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.29	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	3	3	363	530	470	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.25	$1.79	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$2.40	$2.25	$1.79	$1.28	$1.06	$1.08	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21	$1.00
Accumulation unit value at end of period	$1.10	$1.11	$1.21	$0.95	$0.79	$0.96	$0.89	$0.72	$1.30	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

120	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.45	$1.42	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00
Accumulation unit value at end of period	$1.37	$1.45	$1.42	$1.03	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	79
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	832	1,378	1,740	1,770	2,021	2,057	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	528	268	301	148
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	312	316	319	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	194	568	855	713	794	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.58	$1.56	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	883	679	412	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	963	608	391	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	971	947	958	1,079	1,088	858	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,362	2,152	2,776	3,620	3,587	3,574	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	572	549	556	568	575	567	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,995	2,558	2,872	3,369	3,491	3,535	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	321	346	54	57	61	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	772	786	955	705	872	902	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.67	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.68	$1.67	$1.25	$1.12	$1.18	$0.96	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	121

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.61	$1.70	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.59	$1.61	$1.70	$1.41	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	235	303	161	72
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.77	$1.71	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.74	$1.77	$1.71	$1.30	$1.09	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	199	173	120	14

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.85	$1.79	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50
Accumulation unit value at end of period	$1.88	$1.85	$1.79	$1.47	$1.32	$1.74	$1.49	$0.98	$1.90	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.50	$2.32	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79	$1.55
Accumulation unit value at end of period	$2.50	$2.50	$2.32	$1.74	$1.50	$1.44	$1.29	$1.08	$1.85	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.82	$0.89	$0.73	$0.65	$0.82	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	193	237	122	44
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.26	$1.30	$1.28	$1.41	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.32	$1.42	$1.17	$0.98	$1.13	$1.01	$0.77	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.63	$1.67	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.86	$1.77	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	119
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.68	$1.51	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.59	$1.68	$1.51	$1.16	$1.02	$1.03	$0.92	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.75	$1.86	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.56	$1.57	$1.38	$1.04	$0.93	$0.89	$0.77	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.07	$2.83	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35	$1.99
Accumulation unit value at end of period	$2.95	$3.07	$2.83	$2.26	$2.01	$2.14	$1.86	$1.47	$2.51	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	255	219	122	62
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	86	130	64	37
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.05	$1.07	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	1	1	89	5	1	1

122	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.70	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$1.74	$1.70	$1.62	$1.42	$1.36	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.67	$1.71	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	270	168	142	56
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.39	$1.41	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	92	101	103	100	134	140	592	462	402	211
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.94	$0.95	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.26	$2.01	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57	$1.43
Accumulation unit value at end of period	$2.43	$2.26	$2.01	$1.56	$1.32	$1.38	$1.19	$0.88	$1.60	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.57	$2.30	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49
Accumulation unit value at end of period	$2.56	$2.57	$2.30	$1.77	$1.55	$1.54	$1.36	$1.09	$1.76	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	17	22	23	25	52	54	48	—	—	1
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	174	188	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.20	$1.33	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.20	$1.33	$1.10	$0.95	$1.09	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.55	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.60	$1.71	$1.55	$1.14	$0.98	$1.01	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.50	$1.62	$1.59	$1.20	$1.10	$1.18	$0.95	$0.77	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	342	249	184	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	123

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$0.99
Accumulation unit value at end of period	$1.10	$1.10	$1.05	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	75	84	82	75	111	112	154	44	67	66
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.63	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.73	$1.80	$1.63	$1.22	$1.04	$1.05	$0.84	$0.63	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.02	$1.92	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.11	$2.02	$1.92	$1.46	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	24
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.61	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.65	$1.72	$1.61	$1.35	$1.24	$1.16	$1.02	$0.84	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.90	$0.94	$1.05	$0.87	$0.78	$0.97	$0.95	$0.73	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.16	$1.19	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	175	112	87	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.05	$2.77	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92	$1.74
Accumulation unit value at end of period	$3.02	$3.05	$2.77	$2.14	$1.86	$1.94	$1.68	$1.26	$2.22	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	23	27	29	32	80	157	211	456	423	417
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.55	$2.33	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55	$1.47
Accumulation unit value at end of period	$2.70	$2.55	$2.33	$1.73	$1.54	$1.56	$1.27	$1.01	$1.93	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	3	3	19	19	19	19	19	19	19	19
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.38	$1.32	$1.36	$1.31	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	214	168	157	8
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.92	$3.75	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35	$2.12
Accumulation unit value at end of period	$3.81	$3.92	$3.75	$2.79	$2.47	$2.80	$2.21	$1.60	$2.68	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	11	13	13	14	24	26	90	115	80	51
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.41	$2.66	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40	$2.06
Accumulation unit value at end of period	$2.46	$2.41	$2.66	$2.07	$1.74	$2.13	$1.91	$1.53	$2.77	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	5	5	5	11
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.55	$1.50	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.42	$1.55	$1.50	$1.34	$1.20	$1.19	$1.07	$0.80	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.32	$2.19	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81	$1.55
Accumulation unit value at end of period	$2.18	$2.32	$2.19	$1.73	$1.54	$1.57	$1.43	$1.15	$1.85	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	13	15	17	19	60	145	171	212	201	252
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.71	$1.59	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.71	$1.59	$1.24	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

124	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.98	$2.81	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79	$1.67
Accumulation unit value at end of period	$2.87	$2.98	$2.81	$2.06	$1.88	$2.00	$1.59	$1.12	$1.97	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	15	15	15	17	17	17	18
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.83	$1.82	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.83	$1.82	$1.81	$1.59	$1.63	$1.44	$1.23	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	2	174	148	152	68
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.27	$1.32	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18	$1.00
Accumulation unit value at end of period	$1.17	$1.27	$1.32	$1.02	$0.85	$0.93	$0.88	$0.68	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.86	$1.66	$1.26	$1.08	$1.17	$0.95	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	117	130	114	73
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.23	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.40	$1.41	$1.23	$0.91	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.64	$1.52	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	2	166	214	143	123
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.91	$1.88	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	408	182	104	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.54	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.58	$1.54	$1.21	$1.11	$1.20	$1.07	$0.83	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.08	$1.98	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85	$1.66
Accumulation unit value at end of period	$1.83	$2.08	$1.98	$1.50	$1.29	$1.35	$1.28	$0.88	$1.85	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	450	376	265	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.98	$3.27	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70	$1.53
Accumulation unit value at end of period	$2.88	$2.98	$3.27	$2.34	$1.96	$2.22	$1.65	$1.03	$1.72	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	15	15	15	15	15	15	15
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.96	$1.84	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44	$1.30
Accumulation unit value at end of period	$1.93	$1.96	$1.84	$1.57	$1.43	$1.42	$1.32	$1.13	$1.48	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	43	49	52	55	77	81	79	107	130	122

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	125

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.49	$4.04	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54	$1.97
Accumulation unit value at end of period	$3.78	$4.49	$4.04	$3.40	$3.04	$2.89	$2.58	$1.97	$3.20	$2.54
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.02	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	101	136	53	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.49	$1.61	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.54	$1.53	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	1
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.32	$2.04	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58	$1.48
Accumulation unit value at end of period	$2.37	$2.32	$2.04	$1.60	$1.42	$1.46	$1.35	$0.95	$1.77	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	5	5	20	20	20	21	22	22	22	22
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.13	$3.11	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37	$2.04
Accumulation unit value at end of period	$3.21	$3.13	$3.11	$2.48	$2.08	$2.30	$2.01	$1.46	$2.48	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	8	8
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.74	$1.71	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30	$1.22
Accumulation unit value at end of period	$1.67	$1.74	$1.71	$1.74	$1.56	$1.57	$1.38	$1.18	$1.40	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	22	22	21	22	75	184	512	626	636	494
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.71	$3.37	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21	$1.95
Accumulation unit value at end of period	$3.44	$3.71	$3.37	$2.42	$2.09	$2.16	$1.78	$1.32	$2.15	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	15	19	20	35	42	37
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.16	$1.29	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	221	291	247	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.24	$1.78	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$2.39	$2.24	$1.78	$1.27	$1.05	$1.08	$1.07	$0.86	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.03	$2.21	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23	$1.77
Accumulation unit value at end of period	$2.01	$2.03	$2.21	$1.75	$1.45	$1.77	$1.63	$1.32	$2.39	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	3	3
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.44	$1.41	$1.02	$0.88	$0.94	$0.75	$0.58	$0.97	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	51
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	305	430	596	607	665	866	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	351	153	160	110

126	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	276	422	621	651	503	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.57	$1.56	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	4	5	522	366	216	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	5	5	557	318	203	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	112	118	279	281	211	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,554	1,847	1,904	1,986	2,010	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	270	272	127	128	129	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	578	588	1,074	1,463	1,486	2,068	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	72	75	82	89	96	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.28	$3.26	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20	$1.85
Accumulation unit value at end of period	$2.94	$3.28	$3.26	$2.45	$2.18	$2.31	$1.88	$1.40	$2.07	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.69	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.58	$1.60	$1.69	$1.40	$1.17	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	127	169	82	48
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	109	92	61	8

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.43	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	54	54	55	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	127

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.84	$1.78	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60	$1.50
Accumulation unit value at end of period	$1.87	$1.84	$1.78	$1.47	$1.31	$1.74	$1.48	$0.98	$1.89	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.48	$2.30	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79	$1.55
Accumulation unit value at end of period	$2.49	$2.48	$2.30	$1.73	$1.50	$1.43	$1.28	$1.08	$1.85	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	6	6	6
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62	$1.21
Accumulation unit value at end of period	$1.08	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.69	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	45	66	101	248	292	237	255	278	206	225
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02	$1.01
Accumulation unit value at end of period	$1.25	$1.30	$1.27	$1.41	$1.33	$1.20	$1.16	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	34	71	123	229	294	315	311	278	402	422
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.70	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46	$1.18
Accumulation unit value at end of period	$1.57	$1.58	$1.70	$1.41	$1.18	$1.36	$1.22	$0.92	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.62	$1.67	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.56	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.77	$1.69	$1.56	$1.15	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	28	50	84	232	298	302	324	321	339	448
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25	$1.07
Accumulation unit value at end of period	$1.72	$1.82	$1.63	$1.26	$1.11	$1.12	$1.00	$0.85	$1.17	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	14	14	14	14	14	15	15
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.75	$1.85	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08
Accumulation unit value at end of period	$1.76	$1.77	$1.56	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	24	46	62	63	67	68	66	52	45
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.05	$2.81	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35	$1.99
Accumulation unit value at end of period	$2.93	$3.05	$2.81	$2.25	$2.00	$2.13	$1.85	$1.47	$2.50	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	30	45	73	206	272	261	321	317	297	318
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.07	$2.15	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89	$1.43
Accumulation unit value at end of period	$1.86	$2.07	$2.15	$2.22	$1.86	$2.39	$2.02	$1.18	$2.57	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	36	42	54	84	104	86	105	143	109	150
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	18	22	20	21	20	17	20	19
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.79	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13	$1.04
Accumulation unit value at end of period	$1.79	$1.83	$1.79	$1.71	$1.50	$1.44	$1.28	$0.84	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	8	14	19	38	59	62	68	78	82	79
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	44	80	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.72	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09	$1.03
Accumulation unit value at end of period	$1.72	$1.76	$1.72	$1.66	$1.46	$1.39	$1.25	$0.89	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	13	13	14	64	49	53	8

128	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.38	$1.40	$1.35	$1.40	$1.32	$1.25	$1.17	$1.04	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	21	26	25	25	24	26	77	86	98	18
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.95	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.25	$2.00	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57	$1.43
Accumulation unit value at end of period	$2.42	$2.25	$2.00	$1.55	$1.31	$1.37	$1.19	$0.88	$1.60	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.56	$2.29	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70	$1.49
Accumulation unit value at end of period	$2.54	$2.56	$2.29	$1.76	$1.54	$1.54	$1.36	$1.09	$1.76	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	15	16	16	17	17	74	74	74	78	79
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	207	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	150	151	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	844	856	868	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13
Accumulation unit value at end of period	$1.80	$1.73	$1.63	$1.26	$1.15	$1.37	$1.10	$0.68	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.36	$1.45	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Accumulation unit value at end of period	$1.53	$1.48	$1.64	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25	$1.06
Accumulation unit value at end of period	$1.73	$1.85	$1.68	$1.23	$1.06	$1.09	$0.91	$0.73	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.83	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10
Accumulation unit value at end of period	$1.72	$1.86	$1.83	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	9	9	9	66	51	48	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02	$0.99
Accumulation unit value at end of period	$1.09	$1.09	$1.04	$1.08	$1.07	$1.07	$1.06	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	72	73	86	87	87	94	94	103	106	106
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12
Accumulation unit value at end of period	$1.93	$2.00	$1.81	$1.36	$1.16	$1.17	$0.93	$0.70	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	129

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.89	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.08	$1.99	$1.89	$1.44	$1.27	$1.40	$1.09	$0.70	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	10	17	44	52	50	61	70	73	94
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.68	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20	$1.05
Accumulation unit value at end of period	$1.72	$1.79	$1.68	$1.41	$1.29	$1.21	$1.06	$0.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16
Accumulation unit value at end of period	$1.08	$1.13	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.19	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	4	4	24	26	25	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.03	$2.75	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91	$1.74
Accumulation unit value at end of period	$3.01	$3.03	$2.75	$2.13	$1.86	$1.93	$1.68	$1.25	$2.22	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	114	135	178	344	427	462	489	523	506	571
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.54	$2.32	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54	$1.47
Accumulation unit value at end of period	$2.68	$2.54	$2.32	$1.73	$1.53	$1.55	$1.27	$1.00	$1.93	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	5	5	5	5	5	5	5
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$1.34	$1.37	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	37	83	134	254	318	328	340	321	442	416
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.90	$3.72	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35	$2.12
Accumulation unit value at end of period	$3.79	$3.90	$3.72	$2.78	$2.46	$2.79	$2.20	$1.59	$2.67	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	21	24	29	61	71	135	157	163	176	181
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.39	$2.64	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39	$2.06
Accumulation unit value at end of period	$2.44	$2.39	$2.64	$2.06	$1.73	$2.12	$1.91	$1.53	$2.77	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	7	5	8	14	14	13	13	13	12	12
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.62	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21	$1.03
Accumulation unit value at end of period	$1.53	$1.67	$1.62	$1.44	$1.29	$1.28	$1.15	$0.86	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.31	$2.18	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81	$1.55
Accumulation unit value at end of period	$2.17	$2.31	$2.18	$1.72	$1.53	$1.56	$1.43	$1.15	$1.85	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	66	70	70	71	76	85	87	106	113	115
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21	$1.05
Accumulation unit value at end of period	$1.75	$1.84	$1.71	$1.34	$1.21	$1.16	$0.97	$0.84	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.96	$2.79	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79	$1.67
Accumulation unit value at end of period	$2.85	$2.96	$2.79	$2.05	$1.87	$1.99	$1.58	$1.12	$1.97	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	36	36	36	48	48	57	57	62	80	80
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.89	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11	$1.00
Accumulation unit value at end of period	$1.79	$1.90	$1.89	$1.88	$1.66	$1.69	$1.50	$1.28	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	19	27	42	73	90	89	115	120	175	155
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.51	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12
Accumulation unit value at end of period	$1.33	$1.44	$1.51	$1.17	$0.98	$1.06	$1.00	$0.77	$1.36	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.18	$1.94	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16
Accumulation unit value at end of period	$1.95	$2.18	$1.94	$1.48	$1.27	$1.37	$1.11	$0.84	$1.36	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	19	27	45	111	146	140	178	179	191	188

130	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.39	$1.41	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.63	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06
Accumulation unit value at end of period	$1.62	$1.75	$1.63	$1.22	$1.04	$1.07	$0.94	$0.74	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	76	109	178	443	605	588	650	645	666	707
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.91	$1.88	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.10	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	10	10	10	86	46	34	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.66	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19	$1.09
Accumulation unit value at end of period	$1.61	$1.71	$1.66	$1.31	$1.20	$1.30	$1.16	$0.90	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	3	6	8	7	7	7	7	7	6
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.06	$1.96	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84	$1.65
Accumulation unit value at end of period	$1.82	$2.06	$1.96	$1.49	$1.29	$1.35	$1.28	$0.88	$1.84	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	12	15	23	29	30	35	33	36	43	40
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.48	$1.33	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	7	14	14	14	102	87	81	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.97	$3.25	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70	$1.52
Accumulation unit value at end of period	$2.86	$2.97	$3.25	$2.33	$1.95	$2.21	$1.65	$1.02	$1.72	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	2	2
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.95	$1.83	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30
Accumulation unit value at end of period	$1.91	$1.95	$1.83	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	5	8	15	15	16	17	16
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.46	$4.02	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54	$1.96
Accumulation unit value at end of period	$3.75	$4.46	$4.02	$3.39	$3.03	$2.88	$2.57	$1.96	$3.19	$2.54
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	2
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.02	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	4	20	39	13	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.49	$1.60	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.04	$1.60	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65	$1.21
Accumulation unit value at end of period	$2.05	$2.04	$1.60	$1.59	$1.39	$1.34	$1.04	$0.82	$1.35	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	6	6	9	12	13	14	17	17	11	13
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.31	$2.03	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57	$1.48
Accumulation unit value at end of period	$2.35	$2.31	$2.03	$1.59	$1.41	$1.45	$1.35	$0.95	$1.77	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	69	84	108	184	223	234	237	254	250	299

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	131

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.11	$3.09	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36	$2.04
Accumulation unit value at end of period	$3.19	$3.11	$3.09	$2.47	$2.07	$2.29	$2.00	$1.46	$2.47	$2.36
Number of accumulation units outstanding at end of period (000 omitted)	6	7	6	7	7	7	7	7	7	7
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29	$1.22
Accumulation unit value at end of period	$1.66	$1.72	$1.70	$1.73	$1.55	$1.56	$1.38	$1.18	$1.40	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	115	135	167	244	281	280	328	327	389	367
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.69	$3.35	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21	$1.95
Accumulation unit value at end of period	$3.42	$3.69	$3.35	$2.41	$2.08	$2.16	$1.77	$1.31	$2.15	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	7	24	24	25	25	25
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.28	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	6	9	9	10	59	68	72	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.46	$1.96	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18	$1.16
Accumulation unit value at end of period	$2.62	$2.46	$1.96	$1.40	$1.16	$1.19	$1.17	$0.94	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.02	$2.20	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23	$1.77
Accumulation unit value at end of period	$2.00	$2.02	$2.20	$1.74	$1.44	$1.76	$1.62	$1.32	$2.38	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	9	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.61	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29	$1.11
Accumulation unit value at end of period	$1.56	$1.65	$1.61	$1.17	$1.01	$1.07	$0.86	$0.67	$1.11	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	8	9	8	9	9	8	7
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	10	10	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.33	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	19	19	20	19	20	72	47	60	13
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	114	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.55	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	15	15	15	116	92	65	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	15	16	16	122	74	61	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

132	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	11	11	11	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	82	66	66	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	1,093	1,098	1,103	1,108	1,113	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.26	$3.24	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20	$1.85
Accumulation unit value at end of period	$2.92	$3.26	$3.24	$2.43	$2.17	$2.30	$1.88	$1.39	$2.06	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	10	17	31	87	113	107	122	127	141	157
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03
Accumulation unit value at end of period	$1.96	$1.98	$1.79	$1.34	$1.16	$1.25	$1.04	$0.77	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.28	$2.42	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76	$1.30
Accumulation unit value at end of period	$2.26	$2.28	$2.42	$2.00	$1.67	$1.98	$1.61	$1.09	$2.02	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	27	36	51	100	133	118	146	180	150	187
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$1.92	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22	$1.14
Accumulation unit value at end of period	$1.95	$1.98	$1.92	$1.45	$1.23	$1.29	$1.06	$0.75	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	13	21	33	101	133	136	170	176	172	174

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	85	84	84	83	90	89	89	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.83	$1.77	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60	$1.49
Accumulation unit value at end of period	$1.86	$1.83	$1.77	$1.46	$1.31	$1.73	$1.48	$0.98	$1.89	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	8	8	12
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.49	$2.31	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80	$1.56
Accumulation unit value at end of period	$2.49	$2.49	$2.31	$1.74	$1.50	$1.44	$1.29	$1.09	$1.86	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	12	32	32	142	145	198	203	228	228	234
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62	$1.21
Accumulation unit value at end of period	$1.07	$1.06	$1.15	$0.95	$0.84	$1.06	$1.03	$0.78	$1.68	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	69	84	141	232	322	324	523	629	437	378
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01	$1.01
Accumulation unit value at end of period	$1.24	$1.29	$1.27	$1.40	$1.32	$1.20	$1.16	$1.06	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	62	64	103	125	226	292	304	254	399	439
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.57	$1.69	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45	$1.18
Accumulation unit value at end of period	$1.56	$1.57	$1.69	$1.40	$1.17	$1.35	$1.21	$0.92	$1.69	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.61	$1.66	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	133

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.55	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Accumulation unit value at end of period	$1.76	$1.68	$1.55	$1.15	$1.02	$1.03	$0.90	$0.68	$1.18	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	58	78	158	270	415	519	571	588	622	935
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25	$1.07
Accumulation unit value at end of period	$1.71	$1.81	$1.62	$1.25	$1.11	$1.11	$1.00	$0.85	$1.17	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	28	28	28
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.84	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23	$1.08
Accumulation unit value at end of period	$1.75	$1.76	$1.55	$1.18	$1.05	$1.01	$0.87	$0.71	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	31	35	71	79	202	234	247	236	242	277
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.04	$2.80	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34	$1.98
Accumulation unit value at end of period	$2.91	$3.04	$2.80	$2.24	$1.99	$2.12	$1.84	$1.47	$2.50	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	61	69	118	195	243	333	649	677	538	457
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$2.14	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89	$1.43
Accumulation unit value at end of period	$1.85	$2.06	$2.14	$2.21	$1.86	$2.38	$2.02	$1.17	$2.57	$1.89
Number of accumulation units outstanding at end of period (000 omitted)	27	31	53	73	105	105	201	315	221	260
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	32	32	45	70	103	104	254	213	188	40
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.79	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13	$1.04
Accumulation unit value at end of period	$1.78	$1.83	$1.79	$1.71	$1.50	$1.43	$1.28	$0.84	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	11	18	23	24	27	31	30
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.92	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.92	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	56	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.71	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09	$1.03
Accumulation unit value at end of period	$1.71	$1.75	$1.71	$1.65	$1.46	$1.39	$1.24	$0.89	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7	7	10	15	17	22	326	244	213	92
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08	$1.05
Accumulation unit value at end of period	$1.38	$1.39	$1.34	$1.39	$1.31	$1.25	$1.17	$1.03	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	119	123	131	147	158	529	1,133	1,126	1,013	601
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.23	$1.99	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57	$1.43
Accumulation unit value at end of period	$2.40	$2.23	$1.99	$1.55	$1.30	$1.37	$1.18	$0.87	$1.59	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	12	13	13	13
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.54	$2.28	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49
Accumulation unit value at end of period	$2.53	$2.54	$2.28	$1.75	$1.54	$1.53	$1.35	$1.09	$1.75	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	232	264	272	342	372	427	426	463	471	469
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	72	80	—	—	—	—	—	—	—

134	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	216	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	622	665	288	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11	$1.13
Accumulation unit value at end of period	$1.79	$1.72	$1.62	$1.26	$1.14	$1.37	$1.10	$0.68	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.63	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19
Accumulation unit value at end of period	$1.52	$1.47	$1.63	$1.35	$1.16	$1.35	$1.20	$0.95	$1.62	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25	$1.06
Accumulation unit value at end of period	$1.72	$1.84	$1.67	$1.23	$1.05	$1.08	$0.91	$0.73	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.82	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29	$1.10
Accumulation unit value at end of period	$1.71	$1.85	$1.82	$1.38	$1.26	$1.36	$1.09	$0.88	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	4	4	10	399	330	261	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.08	$1.08	$1.04	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	279	280	289	290	321	386	457	440	396	502
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.44	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19	$1.12
Accumulation unit value at end of period	$1.92	$1.99	$1.81	$1.36	$1.15	$1.17	$0.93	$0.70	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	7	7	7	7	7	7
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.98	$1.88	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07	$1.05
Accumulation unit value at end of period	$2.07	$1.98	$1.88	$1.44	$1.26	$1.39	$1.09	$0.70	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	15	30	50	75	88	111	133	139	201
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20	$1.05
Accumulation unit value at end of period	$1.71	$1.78	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	7	7	7	7	7	7
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40	$1.16
Accumulation unit value at end of period	$1.07	$1.12	$1.26	$1.04	$0.94	$1.17	$1.14	$0.88	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.15	$1.18	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	11	14	191	151	104	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.01	$2.74	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91	$1.74
Accumulation unit value at end of period	$2.99	$3.01	$2.74	$2.12	$1.85	$1.93	$1.67	$1.25	$2.21	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	361	441	527	832	1,138	1,468	1,598	1,905	1,920	2,109
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.52	$2.30	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46
Accumulation unit value at end of period	$2.66	$2.52	$2.30	$1.72	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	49	49	54	54	59	79	80	79	78	79

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	135

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$1.33	$1.36	$1.30	$1.35	$1.30	$1.23	$1.16	$1.01	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	78	82	117	147	197	248	469	420	501	323
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.88	$3.70	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34	$2.11
Accumulation unit value at end of period	$3.76	$3.88	$3.70	$2.76	$2.45	$2.78	$2.19	$1.59	$2.67	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	56	70	92	161	181	231	335	379	342	334
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.38	$2.63	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39	$2.06
Accumulation unit value at end of period	$2.42	$2.38	$2.63	$2.05	$1.72	$2.11	$1.90	$1.53	$2.76	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	26	33	48	99	153	150	155	156	156	167
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.61	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21	$1.03
Accumulation unit value at end of period	$1.52	$1.66	$1.61	$1.43	$1.29	$1.27	$1.15	$0.86	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.29	$2.17	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80	$1.54
Accumulation unit value at end of period	$2.15	$2.29	$2.17	$1.72	$1.52	$1.56	$1.42	$1.14	$1.84	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	140	144	188	248	421	643	627	690	778	936
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.83	$1.70	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21	$1.05
Accumulation unit value at end of period	$1.74	$1.83	$1.70	$1.33	$1.21	$1.15	$0.97	$0.84	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.95	$2.78	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79	$1.67
Accumulation unit value at end of period	$2.83	$2.95	$2.78	$2.04	$1.86	$1.99	$1.58	$1.11	$1.96	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	246	259	259	275	271	270	288	337	326	327
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.88	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11	$1.00
Accumulation unit value at end of period	$1.78	$1.89	$1.88	$1.87	$1.65	$1.69	$1.49	$1.28	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	28	28	42	55	88	100	278	281	335	257
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.50	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35	$1.12
Accumulation unit value at end of period	$1.33	$1.44	$1.50	$1.16	$0.97	$1.06	$1.00	$0.77	$1.36	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$1.93	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33	$1.16
Accumulation unit value at end of period	$1.94	$2.17	$1.93	$1.47	$1.26	$1.37	$1.11	$0.84	$1.36	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	31	36	70	120	196	229	409	452	461	425
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.62	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21	$1.06
Accumulation unit value at end of period	$1.62	$1.75	$1.62	$1.21	$1.03	$1.07	$0.94	$0.74	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	111	131	256	443	709	842	1,119	1,223	1,217	1,213
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.90	$1.87	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.05	$1.09	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	12	527	283	171	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.65	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19	$1.09
Accumulation unit value at end of period	$1.60	$1.70	$1.65	$1.30	$1.20	$1.30	$1.15	$0.90	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	7	12	13	33	35	36	36	50	58
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	—	—	—	—	—	—

136	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.05	$1.95	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65
Accumulation unit value at end of period	$1.81	$2.05	$1.95	$1.49	$1.28	$1.34	$1.27	$0.87	$1.84	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	16	42	57	77	170	211	226	248	238	256
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.52	$1.47	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	9	20	603	570	445	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.95	$3.23	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70	$1.52
Accumulation unit value at end of period	$2.85	$2.95	$3.23	$2.32	$1.94	$2.20	$1.64	$1.02	$1.71	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	34	41	41	42	43	77	79	81	83	83
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43	$1.30
Accumulation unit value at end of period	$1.90	$1.94	$1.82	$1.55	$1.42	$1.41	$1.31	$1.13	$1.47	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	560	600	587	574	771	1,036	1,001	1,060	1,199	1,378
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.43	$4.00	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53	$1.96
Accumulation unit value at end of period	$3.73	$4.43	$4.00	$3.37	$3.02	$2.87	$2.56	$1.96	$3.19	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	3	141	222	94	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.48	$1.60	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$1.59	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65	$1.21
Accumulation unit value at end of period	$2.04	$2.03	$1.59	$1.58	$1.39	$1.33	$1.04	$0.82	$1.34	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	3	8	7	7
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.29	$2.02	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57	$1.48
Accumulation unit value at end of period	$2.34	$2.29	$2.02	$1.58	$1.41	$1.45	$1.34	$0.95	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	545	601	651	721	852	934	954	1,076	1,042	1,092
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.10	$3.08	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36	$2.04
Accumulation unit value at end of period	$3.17	$3.10	$3.08	$2.45	$2.06	$2.28	$2.00	$1.45	$2.47	$2.36
Number of accumulation units outstanding at end of period (000 omitted)	—	6	6	35	35	52	53	77	79	84
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29	$1.22
Accumulation unit value at end of period	$1.65	$1.72	$1.70	$1.73	$1.55	$1.56	$1.37	$1.18	$1.39	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	243	248	285	361	492	637	996	1,034	1,099	1,014
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.67	$3.33	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20	$1.95
Accumulation unit value at end of period	$3.40	$3.67	$3.33	$2.40	$2.07	$2.15	$1.77	$1.31	$2.14	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	60	154	164	168	196	226	229	236	239	235
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.15	$1.28	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	10	9	14	19	297	420	376	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.45	$1.95	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17	$1.16
Accumulation unit value at end of period	$2.61	$2.45	$1.95	$1.39	$1.15	$1.18	$1.17	$0.94	$1.15	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.01	$2.19	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22	$1.76
Accumulation unit value at end of period	$1.99	$2.01	$2.19	$1.73	$1.44	$1.75	$1.62	$1.31	$2.38	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	6	6	6	6	6	6	6
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.84	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	137

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.61	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29	$1.11
Accumulation unit value at end of period	$1.55	$1.64	$1.61	$1.17	$1.01	$1.07	$0.86	$0.66	$1.11	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	10	12	13	14	30	28	100
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	57	221	286	944	1,488	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.32	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	21	27	33	39	50	414	231	250	170
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	52	115	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	22	22	137	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.56	$1.55	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	7	9	20	688	561	350	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.23	$1.24	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	9	11	25	764	492	332	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	59	59	59	60	21	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,042	1,131	1,572	2,379	2,636	2,685	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	437	533	1,567	2,117	2,875	2,945	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	89	262	281	301	323	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	59	60	61	61	62	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.24	$3.22	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19	$1.85
Accumulation unit value at end of period	$2.90	$3.24	$3.22	$2.42	$2.16	$2.30	$1.87	$1.39	$2.06	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	26	31	56	94	166	190	223	240	272	285
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.79	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18	$1.03
Accumulation unit value at end of period	$1.95	$1.97	$1.79	$1.33	$1.15	$1.25	$1.04	$0.77	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

138	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.27	$2.41	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76	$1.30
Accumulation unit value at end of period	$2.24	$2.27	$2.41	$1.99	$1.66	$1.97	$1.60	$1.08	$2.02	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	32	39	66	103	162	177	328	430	335	362
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$1.91	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21	$1.14
Accumulation unit value at end of period	$1.94	$1.97	$1.91	$1.45	$1.22	$1.28	$1.05	$0.75	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	28	51	87	136	171	332	339	311	253

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.42	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.82	$1.76	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59	$1.49
Accumulation unit value at end of period	$1.84	$1.82	$1.76	$1.45	$1.30	$1.72	$1.47	$0.98	$1.88	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	4	4	3	3	3	3
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.48	$2.30	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79	$1.55
Accumulation unit value at end of period	$2.48	$2.48	$2.30	$1.73	$1.50	$1.43	$1.29	$1.08	$1.85	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	6	8	12	13	16	19
AB VPS International Value Portfolio (Class B) (6/19/2006)
Accumulation unit value at beginning of period	$0.81	$0.88	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.82	$0.81	$0.88	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	10	215	243	158	87
American Century VP Inflation Protection, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.29	$1.26	$1.40	$1.32	$1.20	$1.16	$1.07	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP International, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21	$1.00
Accumulation unit value at end of period	$1.29	$1.30	$1.40	$1.16	$0.97	$1.13	$1.01	$0.77	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.60	$1.65	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.75	$1.61	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.83	$1.75	$1.61	$1.20	$1.07	$1.07	$0.94	$0.71	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	30	30	30	30	30	30	186
American Century VP Value, Class II (6/19/2006)
Accumulation unit value at beginning of period	$1.66	$1.49	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15	$1.00
Accumulation unit value at end of period	$1.57	$1.66	$1.49	$1.15	$1.02	$1.02	$0.92	$0.78	$1.08	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.73	$1.84	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21	$1.06
Accumulation unit value at end of period	$1.72	$1.73	$1.52	$1.15	$1.03	$0.99	$0.86	$0.70	$1.23	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	68	73	81	86	95	99	121	149	231	313
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.02	$2.78	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34	$1.98
Accumulation unit value at end of period	$2.89	$3.02	$2.78	$2.23	$1.98	$2.12	$1.84	$1.46	$2.49	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	16	16	17	289	238	164	116
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.46	$1.52	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.31	$1.46	$1.52	$1.56	$1.32	$1.69	$1.43	$0.83	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	10	104	138	89	62

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	139

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10	$1.07
Accumulation unit value at end of period	$1.04	$1.06	$1.07	$1.09	$1.10	$1.12	$1.14	$1.15	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	96	107	125	147	197	206	192	149	224	273
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	5
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.65	$1.69	$1.65	$1.59	$1.41	$1.34	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	18	281	179	182	95
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.59	$1.53	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23	$1.20
Accumulation unit value at end of period	$1.57	$1.59	$1.53	$1.59	$1.50	$1.42	$1.33	$1.18	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	106	116	148	151	166	590	598	761	702
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.93	$0.94	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.22	$1.98	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56	$1.43
Accumulation unit value at end of period	$2.39	$2.22	$1.98	$1.54	$1.30	$1.36	$1.18	$0.87	$1.59	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.53	$2.26	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69	$1.49
Accumulation unit value at end of period	$2.51	$2.53	$2.26	$1.74	$1.53	$1.53	$1.35	$1.09	$1.75	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	32	32	32
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	134	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	626	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96	$1.00
Accumulation unit value at end of period	$1.53	$1.47	$1.39	$1.08	$0.98	$1.17	$0.94	$0.58	$1.07	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	45	48	55	56	61	63	75	89	137	186
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.35	$1.44	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/24/1997)
Accumulation unit value at beginning of period	$1.35	$1.50	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35	$1.10
Accumulation unit value at end of period	$1.40	$1.35	$1.50	$1.24	$1.07	$1.24	$1.10	$0.88	$1.50	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	16	19	22	23	25	25	33	41	59	92
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

140	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (6/19/2006)
Accumulation unit value at beginning of period	$1.60	$1.58	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.48	$1.60	$1.58	$1.19	$1.09	$1.17	$0.94	$0.76	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	355	251	223	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01	$0.99
Accumulation unit value at end of period	$1.08	$1.08	$1.03	$1.07	$1.07	$1.07	$1.05	$1.01	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	9	10	16	30	31	96	62	56	52
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.59	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.77	$1.61	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.70	$1.77	$1.61	$1.21	$1.03	$1.04	$0.83	$0.62	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.99	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$2.08	$1.99	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	7	7	7	7	7	7	37
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.62	$1.69	$1.59	$1.34	$1.23	$1.15	$1.01	$0.84	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.93	$0.93	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (6/19/2006)
Accumulation unit value at beginning of period	$0.93	$1.04	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16	$1.00
Accumulation unit value at end of period	$0.89	$0.93	$1.04	$0.86	$0.78	$0.97	$0.94	$0.73	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.15	$1.18	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	177	115	103	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.00	$2.72	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91	$1.74
Accumulation unit value at end of period	$2.97	$3.00	$2.72	$2.11	$1.84	$1.92	$1.66	$1.25	$2.21	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	35	37	38	86	118	132	255	356	362	367
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.51	$2.29	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54	$1.46
Accumulation unit value at end of period	$2.65	$2.51	$2.29	$1.71	$1.52	$1.54	$1.26	$1.00	$1.92	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	26	35	47	55	55	54	55
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.35	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	212	192	213	16
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.85	$3.69	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34	$2.11
Accumulation unit value at end of period	$3.74	$3.85	$3.69	$2.75	$2.43	$2.77	$2.18	$1.59	$2.66	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	28	41	64	179	209	178	147
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.37	$2.62	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38	$2.05
Accumulation unit value at end of period	$2.41	$2.37	$2.62	$2.04	$1.72	$2.11	$1.89	$1.52	$2.75	$2.38
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	6	9	13	12	12	11	17
FTVIPT Franklin Income VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.53	$1.49	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$1.40	$1.53	$1.49	$1.32	$1.19	$1.18	$1.06	$0.79	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.28	$2.16	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80	$1.54
Accumulation unit value at end of period	$2.14	$2.28	$2.16	$1.71	$1.52	$1.55	$1.42	$1.14	$1.84	$1.80
Number of accumulation units outstanding at end of period (000 omitted)	131	133	136	161	162	186	214	267	320	471
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.69	$1.57	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.69	$1.57	$1.23	$1.12	$1.07	$0.90	$0.78	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	141

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.93	$2.76	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78	$1.66
Accumulation unit value at end of period	$2.81	$2.93	$2.76	$2.03	$1.86	$1.98	$1.57	$1.11	$1.96	$1.78
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	16	16	16	16	16	15	8
FTVIPT Templeton Global Bond VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.80	$1.80	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$1.80	$1.80	$1.79	$1.58	$1.62	$1.43	$1.22	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	18	191	171	206	131
FTVIPT Templeton Growth VIP Fund – Class 2 (6/19/2006)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$1.25	$1.30	$1.01	$0.85	$0.92	$0.87	$0.67	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.84	$1.64	$1.25	$1.07	$1.16	$0.94	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	18	18	147	163	165	136
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.38	$1.40	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	32	32	32	204	248	205	214
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.89	$1.86	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.09	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	418	183	120	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.56	$1.52	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10	$1.00
Accumulation unit value at end of period	$1.48	$1.56	$1.52	$1.20	$1.10	$1.19	$1.07	$0.83	$1.18	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.04	$1.94	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84	$1.65
Accumulation unit value at end of period	$1.80	$2.04	$1.94	$1.48	$1.27	$1.34	$1.27	$0.87	$1.84	$1.84
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	28	28	28	31	34
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.52	$1.46	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	464	387	322	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.93	$3.21	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69	$1.52
Accumulation unit value at end of period	$2.83	$2.93	$3.21	$2.31	$1.94	$2.19	$1.64	$1.02	$1.71	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	11	17	18	16	16	15	15
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.93	$1.81	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43	$1.30
Accumulation unit value at end of period	$1.89	$1.93	$1.81	$1.54	$1.41	$1.41	$1.30	$1.12	$1.46	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	2	3	4	21	21	45	60	62	67	70
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.41	$3.98	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53	$1.96
Accumulation unit value at end of period	$3.71	$4.41	$3.98	$3.35	$3.00	$2.86	$2.56	$1.95	$3.18	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	2	2	2

142	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	113	125	73	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.59	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.52	$1.51	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.28	$2.01	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57	$1.48
Accumulation unit value at end of period	$2.32	$2.28	$2.01	$1.57	$1.40	$1.44	$1.34	$0.94	$1.76	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2	5	7	20	25	49	59	66	145	171
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.08	$3.06	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35	$2.03
Accumulation unit value at end of period	$3.15	$3.08	$3.06	$2.44	$2.05	$2.27	$1.99	$1.45	$2.46	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	4	4	8	13	14	18	26
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29	$1.22
Accumulation unit value at end of period	$1.64	$1.71	$1.69	$1.72	$1.54	$1.55	$1.37	$1.17	$1.39	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	134	135	136	149	149	152	447	442	577	463
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.65	$3.31	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20	$1.94
Accumulation unit value at end of period	$3.38	$3.65	$3.31	$2.39	$2.06	$2.14	$1.76	$1.31	$2.14	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	—	1	3	4	7	31	53	59	72	100
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.14	$1.27	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	212	301	304	—
Putnam VT Global Health Care Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$2.21	$1.76	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07	$1.00
Accumulation unit value at end of period	$2.35	$2.21	$1.76	$1.26	$1.04	$1.07	$1.06	$0.85	$1.04	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.00	$2.17	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22	$1.76
Accumulation unit value at end of period	$1.97	$2.00	$2.17	$1.72	$1.43	$1.75	$1.61	$1.31	$2.37	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	29	29	33	34	34
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.22	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.83	$1.64	$1.22	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (6/19/2006)
Accumulation unit value at beginning of period	$1.42	$1.40	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.42	$1.40	$1.01	$0.87	$0.93	$0.75	$0.58	$0.97	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	11	11	11	11	11	92
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	519	1,049	1,106	1,241	1,499	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	26	26	365	180	219	233
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	95	95	95	95	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370	289	451	454	559	298	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	143

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.54	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.55	$1.54	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	537	360	266	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.23	$1.24	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	586	329	247	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.34	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,285	1,398	2,208	2,700	2,763	2,817	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.42	$1.37	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	701	701	1,002	1,171	1,173	1,542	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	214	215	216	102	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.23	$3.21	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19	$1.84
Accumulation unit value at end of period	$2.88	$3.23	$3.21	$2.41	$2.15	$2.29	$1.86	$1.38	$2.05	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	10	10	10
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (6/19/2006)
Accumulation unit value at beginning of period	$1.83	$1.66	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.81	$1.83	$1.66	$1.24	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (6/19/2006)
Accumulation unit value at beginning of period	$1.58	$1.67	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.56	$1.58	$1.67	$1.39	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	10	10	10	156	186	109	95
Wanger USA (6/19/2006)
Accumulation unit value at beginning of period	$1.74	$1.69	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.74	$1.69	$1.28	$1.08	$1.14	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	116	84	67	19

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
AB VPS Global Thematic Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.07	$0.96	$1.27	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.29	$1.07	$0.96	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.87	$1.41	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.01	$2.01	$1.87	$1.41	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.06	$0.94	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.18	$1.28	$1.06	$0.94	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

144	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
American Century VP Mid Cap Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.69	$1.32	$1.15	$1.18	$1.00
Accumulation unit value at end of period	$1.88	$1.94	$1.69	$1.32	$1.15	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Ultra®, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.83	$1.36	$1.21	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$1.98	$1.83	$1.36	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.77	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (7/19/2010)
Accumulation unit value at beginning of period	$2.26	$2.20	$1.52	$1.29	$1.29	$1.00
Accumulation unit value at end of period	$2.13	$2.26	$2.20	$1.52	$1.29	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.29	$1.38	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.74	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.94	$1.74	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	145

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.69	$1.28	$1.17	$1.26	$1.00
Accumulation unit value at end of period	$1.59	$1.72	$1.69	$1.28	$1.17	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (7/19/2010)
Accumulation unit value at beginning of period	$0.76	$0.93	$1.05	$1.09	$1.27	$1.00
Accumulation unit value at end of period	$0.56	$0.76	$0.93	$1.05	$1.09	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.40	$1.21	$1.00	$1.19	$1.00
Accumulation unit value at end of period	$1.33	$1.34	$1.40	$1.21	$1.00	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.22	$1.01	$0.91	$1.14	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.22	$1.01	$0.91	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.87	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.11	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.11	$1.07	$1.11	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.52	$1.19	$1.00	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.37	$1.52	$1.19	$1.00	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.22	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.37	$1.22	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

146	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
FTVIPT Templeton Global Bond VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.19	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.13	$1.20	$1.19	$1.19	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
FTVIPT Templeton Growth VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.62	$1.26	$1.06	$1.15	$1.00
Accumulation unit value at end of period	$1.43	$1.56	$1.62	$1.26	$1.06	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.76	$1.34	$1.15	$1.24	$1.00
Accumulation unit value at end of period	$1.76	$1.96	$1.76	$1.34	$1.15	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.84	$1.36	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$2.08	$2.11	$1.84	$1.36	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.33	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.42	$1.33	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.78	$1.33	$1.14	$1.18	$1.00
Accumulation unit value at end of period	$1.77	$1.91	$1.78	$1.33	$1.14	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.87	$1.35	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$2.23	$2.20	$1.87	$1.35	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.42	$1.21	$1.07	$1.16	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.42	$1.21	$1.07	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.87	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Total Return Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.49	$1.40	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.51	$1.80	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.37	$1.07	$1.21	$1.00
Accumulation unit value at end of period	$1.51	$1.56	$1.39	$1.37	$1.07	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.55	$1.67	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.65	$1.30	$1.16	$1.19	$1.00
Accumulation unit value at end of period	$1.91	$1.88	$1.65	$1.30	$1.16	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.59	$1.27	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.64	$1.60	$1.59	$1.27	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	147

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Oppenheimer Global Strategic Income Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.18	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.16	$1.18	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.93	$2.08	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.05	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.54	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.54	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.76	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.91	$1.89	$1.76	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.68	$1.53	$1.21	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	188	190	217	219	121	122
Variable Portfolio – Moderate Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.45	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	90	90	99	137	151	152
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	107	54
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

148	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wanger International (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.23	$1.02	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.39	$1.48	$1.23	$1.02	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wanger USA (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.91	$1.45	$1.22	$1.29	$1.00
Accumulation unit value at end of period	$1.93	$1.97	$1.91	$1.45	$1.22	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.41	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	17	17	17	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.11	$1.07	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	$1.00	—
Accumulation unit value at end of period	$1.12	$1.11	$1.07	$0.89	$0.79	$1.05	$0.90	$0.60	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23	$1.06
Accumulation unit value at end of period	$1.68	$1.68	$1.56	$1.18	$1.02	$0.97	$0.88	$0.74	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.13	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61	$1.21
Accumulation unit value at end of period	$1.05	$1.04	$1.13	$0.94	$0.83	$1.05	$1.02	$0.77	$1.68	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	266	340	337	355	361	328	512	602	369	284
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.25	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01
Accumulation unit value at end of period	$1.22	$1.27	$1.25	$1.38	$1.31	$1.19	$1.15	$1.06	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	250	257	283	239	259	352	335	326	435	421
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.55	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18
Accumulation unit value at end of period	$1.53	$1.55	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.59	$1.64	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.53	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03
Accumulation unit value at end of period	$1.73	$1.66	$1.53	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	214	307	352	392	427	473	566	562	537	685
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.78	$1.60	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25	$1.07
Accumulation unit value at end of period	$1.69	$1.78	$1.60	$1.24	$1.10	$1.10	$0.99	$0.84	$1.17	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	42	42	42	42	42	42	42	42	42	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.72	$1.82	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.53	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22	$1.08
Accumulation unit value at end of period	$1.72	$1.74	$1.53	$1.16	$1.04	$1.00	$0.86	$0.71	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	14	24	56	71	92	98	100	91	85	120

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	149

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38	$1.17
Accumulation unit value at end of period	$1.70	$1.77	$1.64	$1.31	$1.17	$1.25	$1.08	$0.86	$1.47	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	353	430	472	490	530	562	1,179	1,137	826	650
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$2.11	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88	$1.43
Accumulation unit value at end of period	$1.82	$2.03	$2.11	$2.18	$1.84	$2.36	$2.00	$1.17	$2.56	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	111	130	131	119	129	118	209	297	181	188
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.02	$1.04	$1.05	$1.07	$1.08	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	2	298	3	5	5	387	316	305	8
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13	$1.03
Accumulation unit value at end of period	$1.75	$1.80	$1.76	$1.69	$1.48	$1.42	$1.27	$0.84	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22	23	23	21	26	28	28	40	39	34
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	60	77	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.68	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09	$1.02
Accumulation unit value at end of period	$1.68	$1.72	$1.68	$1.63	$1.44	$1.38	$1.24	$0.88	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3	5	5	26	28	33	360	269	201	121
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04	$1.01
Accumulation unit value at end of period	$1.31	$1.33	$1.28	$1.33	$1.26	$1.20	$1.12	$0.99	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	14	14	36	57	72	720	736	591	402
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21	$1.11
Accumulation unit value at end of period	$1.83	$1.71	$1.52	$1.18	$1.00	$1.05	$0.91	$0.67	$1.23	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.59	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19	$1.05
Accumulation unit value at end of period	$1.76	$1.77	$1.59	$1.22	$1.08	$1.07	$0.95	$0.77	$1.24	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	15	16	14	12	13
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	832	951	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.60	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11	$1.13
Accumulation unit value at end of period	$1.76	$1.69	$1.60	$1.24	$1.13	$1.35	$1.09	$0.68	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$1.42	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	5	5	—	—	—	—

150	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.45	$1.61	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45	$1.19
Accumulation unit value at end of period	$1.50	$1.45	$1.61	$1.33	$1.15	$1.33	$1.19	$0.95	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25	$1.06
Accumulation unit value at end of period	$1.69	$1.81	$1.65	$1.21	$1.04	$1.07	$0.91	$0.73	$1.22	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.80	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29	$1.10
Accumulation unit value at end of period	$1.68	$1.82	$1.80	$1.36	$1.24	$1.34	$1.08	$0.88	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	7	369	303	188	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.09	$1.04	$1.08	$1.08	$1.08	$1.06	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	6	12	12	87	52	45	20
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.58	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.78	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18	$1.12
Accumulation unit value at end of period	$1.88	$1.96	$1.78	$1.34	$1.14	$1.16	$0.93	$0.69	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	15	16	13	12	13
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.04
Accumulation unit value at end of period	$2.03	$1.95	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	43	60	68	74	79	82	112	127	120	148
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.65	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.68	$1.75	$1.65	$1.38	$1.28	$1.19	$1.05	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.92	$0.93	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.24	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39	$1.15
Accumulation unit value at end of period	$1.06	$1.11	$1.24	$1.03	$0.93	$1.16	$1.13	$0.88	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.17	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	24	26	26	222	184	107	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30	$1.19
Accumulation unit value at end of period	$2.01	$2.03	$1.85	$1.43	$1.25	$1.31	$1.13	$0.85	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	738	842	908	944	1,011	1,066	1,329	1,577	1,407	1,303
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.65	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11	$1.06
Accumulation unit value at end of period	$1.90	$1.80	$1.65	$1.23	$1.09	$1.11	$0.91	$0.72	$1.39	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03	$1.01
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.33	$1.28	$1.22	$1.15	$1.01	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	210	213	236	211	234	256	504	509	526	288
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.22	$2.12	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36	$1.23
Accumulation unit value at end of period	$2.15	$2.22	$2.12	$1.59	$1.40	$1.60	$1.26	$0.92	$1.54	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	84	106	111	120	126	128	294	365	251	188
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.55	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43	$1.23
Accumulation unit value at end of period	$1.43	$1.40	$1.55	$1.21	$1.02	$1.25	$1.13	$0.91	$1.64	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	7	12	20	24	31	28	34	34	29	49

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	151

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.59	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03
Accumulation unit value at end of period	$1.50	$1.64	$1.59	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32	$1.13
Accumulation unit value at end of period	$1.56	$1.66	$1.57	$1.25	$1.11	$1.14	$1.04	$0.83	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	5	7	7	8	11	16	50	48	44	114
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05
Accumulation unit value at end of period	$1.71	$1.80	$1.68	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.74	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13	$1.06
Accumulation unit value at end of period	$1.77	$1.84	$1.74	$1.28	$1.17	$1.25	$0.99	$0.70	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	5	5	5	5	5	5
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.85	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00
Accumulation unit value at end of period	$1.75	$1.86	$1.85	$1.85	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	65	67	75	89	102	108	325	327	339	265
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.48	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12
Accumulation unit value at end of period	$1.30	$1.41	$1.48	$1.15	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.13	$1.91	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16
Accumulation unit value at end of period	$1.91	$2.13	$1.91	$1.46	$1.25	$1.35	$1.10	$0.84	$1.35	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	170	197	218	235	259	270	451	487	440	366
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.37	$1.39	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.72	$1.60	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21	$1.06
Accumulation unit value at end of period	$1.59	$1.72	$1.60	$1.20	$1.02	$1.06	$0.93	$0.74	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	418	521	592	659	760	805	1,089	1,157	1,039	926
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.87	$1.85	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	8	506	258	116	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.63	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18	$1.08
Accumulation unit value at end of period	$1.58	$1.67	$1.63	$1.29	$1.18	$1.28	$1.15	$0.90	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	4	9	11	14	14	14	14	16	22
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.25	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19	$1.07
Accumulation unit value at end of period	$1.15	$1.31	$1.25	$0.95	$0.82	$0.86	$0.82	$0.56	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	22	43	53	76	84	78	82	66	83
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.50	$1.45	$1.30	$1.02	$0.88	$0.94	$0.84	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	14	563	530	319	—

152	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$2.26	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20	$1.08
Accumulation unit value at end of period	$1.98	$2.06	$2.26	$1.62	$1.36	$1.55	$1.15	$0.72	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.43	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14	$1.03
Accumulation unit value at end of period	$1.49	$1.52	$1.43	$1.22	$1.12	$1.12	$1.03	$0.89	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	2
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.72	$2.45	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57	$1.22
Accumulation unit value at end of period	$2.28	$2.72	$2.45	$2.07	$1.86	$1.77	$1.58	$1.21	$1.97	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	4	129	185	68	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.58	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.57	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64	$1.21
Accumulation unit value at end of period	$2.01	$2.00	$1.57	$1.56	$1.37	$1.32	$1.03	$0.82	$1.34	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	9	9	10	12	11	8
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12	$1.05
Accumulation unit value at end of period	$1.64	$1.61	$1.42	$1.12	$0.99	$1.02	$0.95	$0.67	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	163	216	259	275	297	313	315	334	299	295
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.79	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39	$1.20
Accumulation unit value at end of period	$1.84	$1.80	$1.79	$1.43	$1.20	$1.34	$1.17	$0.85	$1.45	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	24	24	24	24	24	24	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09	$1.03
Accumulation unit value at end of period	$1.37	$1.43	$1.42	$1.44	$1.29	$1.31	$1.15	$0.99	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	162	169	189	209	235	248	694	648	594	406
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28	$1.13
Accumulation unit value at end of period	$1.94	$2.10	$1.91	$1.38	$1.19	$1.24	$1.02	$0.76	$1.24	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	107	107	107	107	107	121	147	148	151	141
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.13	$1.26	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	45	46	53	277	426	304	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.41	$1.92	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17	$1.16
Accumulation unit value at end of period	$2.56	$2.41	$1.92	$1.38	$1.14	$1.17	$1.16	$0.94	$1.15	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.43	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47	$1.17
Accumulation unit value at end of period	$1.29	$1.31	$1.43	$1.13	$0.94	$1.15	$1.06	$0.86	$1.57	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.21	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.82	$1.63	$1.21	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.59	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28	$1.11
Accumulation unit value at end of period	$1.52	$1.62	$1.59	$1.15	$1.00	$1.06	$0.86	$0.66	$1.10	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	11	13	13	13	15	19	46	46	41	70

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	153

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.48	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	337	554	649	660	1,315	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.31	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	9	9	30	39	48	499	290	276	239
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	268	321	498	853	794	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.54	$1.53	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	14	651	508	256	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.22	$1.23	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	14	688	453	244	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,455	1,696	1,848	2,210	2,921	3,158	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	120	118	—	121	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	651	654	2,123	2,709	2,954	2,493	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	125	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	75	77	135	137	140	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.89	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30	$1.10
Accumulation unit value at end of period	$1.70	$1.90	$1.89	$1.42	$1.27	$1.35	$1.10	$0.82	$1.22	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	162	201	214	243	265	270	302	313	332	301
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.76	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03
Accumulation unit value at end of period	$1.92	$1.94	$1.76	$1.32	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.24	$2.38	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76	$1.30
Accumulation unit value at end of period	$2.21	$2.24	$2.38	$1.97	$1.65	$1.96	$1.59	$1.08	$2.01	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	119	151	153	157	178	173	316	398	268	254

154	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.88	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21	$1.14
Accumulation unit value at end of period	$1.90	$1.94	$1.88	$1.43	$1.21	$1.27	$1.05	$0.75	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	80	107	116	131	147	159	295	294	241	172

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$1.79	$1.73	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58	$1.48
Accumulation unit value at end of period	$1.81	$1.79	$1.73	$1.43	$1.28	$1.70	$1.46	$0.97	$1.87	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (3/17/2003)
Accumulation unit value at beginning of period	$2.41	$2.24	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77	$1.54
Accumulation unit value at end of period	$2.41	$2.41	$2.24	$1.69	$1.47	$1.40	$1.26	$1.07	$1.83	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.13	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61	$1.21
Accumulation unit value at end of period	$1.05	$1.04	$1.13	$0.93	$0.83	$1.05	$1.02	$0.77	$1.67	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	5	8	17	18	19	22	104	139	77	30
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.24	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01	$1.01
Accumulation unit value at end of period	$1.21	$1.26	$1.24	$1.38	$1.30	$1.19	$1.15	$1.06	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	9	14	12	14	26	58	52	72	78
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45	$1.18
Accumulation unit value at end of period	$1.52	$1.54	$1.66	$1.38	$1.16	$1.34	$1.20	$0.91	$1.68	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.58	$1.63	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.52	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98	$1.03
Accumulation unit value at end of period	$1.72	$1.65	$1.52	$1.13	$1.01	$1.02	$0.89	$0.67	$1.17	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	26	28	54	55	56	44	66	66	62	60
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.60	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25	$1.07
Accumulation unit value at end of period	$1.68	$1.77	$1.60	$1.23	$1.09	$1.10	$0.99	$0.84	$1.16	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.82	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22	$1.08
Accumulation unit value at end of period	$1.71	$1.73	$1.52	$1.16	$1.03	$1.00	$0.86	$0.70	$1.24	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	4	8	9	10	9	8	8
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.97	$2.74	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32	$1.97
Accumulation unit value at end of period	$2.84	$2.97	$2.74	$2.20	$1.96	$2.09	$1.82	$1.45	$2.47	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	3	6	7	8	8	14	156	152	92	48
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$2.02	$2.10	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88	$1.42
Accumulation unit value at end of period	$1.81	$2.02	$2.10	$2.17	$1.83	$2.35	$2.00	$1.16	$2.55	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	2	3	13	12	13	8	42	65	37	19
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	47	21	5	3

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	155

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.75	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13	$1.03
Accumulation unit value at end of period	$1.74	$1.79	$1.75	$1.68	$1.47	$1.42	$1.26	$0.83	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	5	14	16	18	19
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.68	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09	$1.02
Accumulation unit value at end of period	$1.67	$1.71	$1.68	$1.62	$1.44	$1.37	$1.23	$0.88	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	137	96	78	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.34	$1.36	$1.31	$1.37	$1.29	$1.23	$1.15	$1.02	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	234	295	259	113
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$0.91	$0.93	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.18	$1.94	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55	$1.42
Accumulation unit value at end of period	$2.34	$2.18	$1.94	$1.52	$1.28	$1.34	$1.17	$0.86	$1.58	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$2.48	$2.23	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68	$1.48
Accumulation unit value at end of period	$2.47	$2.48	$2.23	$1.72	$1.51	$1.51	$1.34	$1.08	$1.74	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	6	6	7	7
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	67	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	335	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.59	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11	$1.13
Accumulation unit value at end of period	$1.75	$1.68	$1.59	$1.24	$1.13	$1.35	$1.08	$0.67	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$1.42	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.44	$1.60	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45	$1.19
Accumulation unit value at end of period	$1.49	$1.44	$1.60	$1.33	$1.15	$1.33	$1.19	$0.94	$1.61	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24	$1.06
Accumulation unit value at end of period	$1.68	$1.80	$1.64	$1.21	$1.04	$1.07	$0.90	$0.73	$1.22	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.79	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29	$1.10
Accumulation unit value at end of period	$1.68	$1.82	$1.79	$1.36	$1.24	$1.34	$1.08	$0.87	$1.24	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	144	115	84	—

156	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01	$0.98
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.05	$1.05	$1.05	$1.04	$1.00	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	34	63	47	45	39
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.43	$0.58	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.95	$1.77	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18	$1.12
Accumulation unit value at end of period	$1.87	$1.95	$1.77	$1.34	$1.14	$1.15	$0.92	$0.69	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07	$1.04
Accumulation unit value at end of period	$2.02	$1.94	$1.85	$1.41	$1.25	$1.38	$1.08	$0.70	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	3	7	8	7	12
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05
Accumulation unit value at end of period	$1.67	$1.74	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.24	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39	$1.15
Accumulation unit value at end of period	$1.05	$1.10	$1.24	$1.02	$0.92	$1.15	$1.13	$0.87	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—
Accumulation unit value at end of period	$1.13	$1.16	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	90	76	54	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.94	$2.68	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90	$1.73
Accumulation unit value at end of period	$2.91	$2.94	$2.68	$2.08	$1.82	$1.90	$1.65	$1.24	$2.19	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	61	65	72	105	108	113	157	222	194	139
Fidelity® VIP Growth Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.47	$2.26	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53	$1.46
Accumulation unit value at end of period	$2.59	$2.47	$2.26	$1.68	$1.50	$1.52	$1.25	$0.99	$1.91	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	8	8	8
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03	$1.01
Accumulation unit value at end of period	$1.30	$1.33	$1.28	$1.33	$1.28	$1.21	$1.14	$1.01	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24	31	38	37	41	53	197	197	203	110
Fidelity® VIP Mid Cap Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$3.79	$3.63	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33	$2.10
Accumulation unit value at end of period	$3.67	$3.79	$3.63	$2.71	$2.40	$2.74	$2.16	$1.57	$2.64	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	23	24	25	38	40	56	84	107	85	65
Fidelity® VIP Overseas Portfolio Service Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.32	$2.57	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37	$2.04
Accumulation unit value at end of period	$2.36	$2.32	$2.57	$2.01	$1.69	$2.08	$1.87	$1.51	$2.73	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	4	4	4	4	5	3
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.58	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20	$1.03
Accumulation unit value at end of period	$1.49	$1.63	$1.58	$1.41	$1.27	$1.26	$1.14	$0.85	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.24	$2.12	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79	$1.54
Accumulation unit value at end of period	$2.10	$2.24	$2.12	$1.68	$1.50	$1.53	$1.40	$1.13	$1.82	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	27	27	27	27	145	152	167
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.67	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21	$1.05
Accumulation unit value at end of period	$1.70	$1.79	$1.67	$1.31	$1.19	$1.14	$0.96	$0.83	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	157

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (3/17/2003)
Accumulation unit value at beginning of period	$2.88	$2.72	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77	$1.66
Accumulation unit value at end of period	$2.76	$2.88	$2.72	$2.00	$1.83	$1.95	$1.56	$1.10	$1.94	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	12	12	12
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.85	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11	$1.00
Accumulation unit value at end of period	$1.74	$1.85	$1.85	$1.84	$1.63	$1.67	$1.48	$1.27	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1	2	4	3	4	6	100	108	110	45
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.41	$1.47	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34	$1.12
Accumulation unit value at end of period	$1.30	$1.41	$1.47	$1.14	$0.96	$1.05	$0.99	$0.77	$1.35	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.12	$1.90	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33	$1.16
Accumulation unit value at end of period	$1.90	$2.12	$1.90	$1.45	$1.24	$1.35	$1.10	$0.84	$1.35	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	6	7	13	14	15	18	72	86	80	31
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.36	$1.38	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.41	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.59	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21	$1.06
Accumulation unit value at end of period	$1.58	$1.71	$1.59	$1.19	$1.02	$1.06	$0.93	$0.73	$1.16	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	17	27	29	33	47	167	198	155	101
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.87	$1.84	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.08	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	196	97	54	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.62	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18	$1.08
Accumulation unit value at end of period	$1.57	$1.67	$1.62	$1.28	$1.18	$1.28	$1.14	$0.89	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	1	1	1
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.00	$1.91	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83	$1.64
Accumulation unit value at end of period	$1.76	$2.00	$1.91	$1.46	$1.26	$1.32	$1.26	$0.86	$1.82	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	3	14	14	15	13	13
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.50	$1.45	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	212	199	137	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$2.88	$3.16	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68	$1.51
Accumulation unit value at end of period	$2.77	$2.88	$3.16	$2.27	$1.91	$2.17	$1.62	$1.01	$1.70	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29
Accumulation unit value at end of period	$1.85	$1.89	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	48	48	48	38	38	34	29

158	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS® Utilities Series – Service Class (3/17/2003)
Accumulation unit value at beginning of period	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95
Accumulation unit value at end of period	$3.64	$4.33	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	5	5	5
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.97	$1.00	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	45	73	26	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.46	$1.57	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.56	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64	$1.21
Accumulation unit value at end of period	$2.00	$1.99	$1.56	$1.56	$1.37	$1.31	$1.03	$0.81	$1.34	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	1
Oppenheimer Capital Appreciation Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$2.24	$1.98	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56	$1.47
Accumulation unit value at end of period	$2.28	$2.24	$1.98	$1.55	$1.38	$1.43	$1.33	$0.93	$1.75	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	2	3	5	6	7	16	28	30	25	28
Oppenheimer Global Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.02	$3.01	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34	$2.02
Accumulation unit value at end of period	$3.09	$3.02	$3.01	$2.41	$2.02	$2.24	$1.97	$1.44	$2.44	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.68	$1.66	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28	$1.21
Accumulation unit value at end of period	$1.61	$1.68	$1.66	$1.69	$1.52	$1.53	$1.36	$1.16	$1.38	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	27	30	33	105	107	118	274	385	371	276
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (3/17/2003)
Accumulation unit value at beginning of period	$3.58	$3.26	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18	$1.94
Accumulation unit value at end of period	$3.31	$3.58	$3.26	$2.35	$2.03	$2.11	$1.75	$1.29	$2.12	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	18	18	19	33	34	45	41	42	41	39
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	$1.00	—
Accumulation unit value at end of period	$1.13	$1.26	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	110	170	135	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.40	$1.91	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.16
Accumulation unit value at end of period	$2.55	$2.40	$1.91	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (3/17/2003)
Accumulation unit value at beginning of period	$1.96	$2.14	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21	$1.76
Accumulation unit value at end of period	$1.94	$1.96	$2.14	$1.70	$1.41	$1.73	$1.59	$1.30	$2.36	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.82	$1.63	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.61	$1.58	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28	$1.11
Accumulation unit value at end of period	$1.52	$1.61	$1.58	$1.15	$0.99	$1.06	$0.85	$0.66	$1.10	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5	5	10	10	10	10	10	10	10	7
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.19	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.47	$1.42	$1.19	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	291	294	297	300	242	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.30	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	181	102	95	37

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	159

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.17	$1.13	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	179	187	208	418	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.53	$1.52	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	246	195	113	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.21	$1.22	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	259	167	106	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	482	578	582	566	559	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.29	$1.17	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.33	$1.29	$1.17	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	584	596	969	1,031	1,295	1,375	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.41	$1.36	$1.19	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	884	1,019	1,043	1,112	1,139	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.14	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.14	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	72	76	78	100	104	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	148	157	159	82	84	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (3/17/2003)
Accumulation unit value at beginning of period	$3.17	$3.15	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17	$1.84
Accumulation unit value at end of period	$2.83	$3.17	$3.15	$2.38	$2.13	$2.26	$1.84	$1.37	$2.04	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	4	5	7	16	17	17	16
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18	$1.03
Accumulation unit value at end of period	$1.91	$1.94	$1.75	$1.31	$1.14	$1.24	$1.03	$0.77	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	8	16	16	16	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.23	$2.37	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75	$1.30
Accumulation unit value at end of period	$2.19	$2.23	$2.37	$1.96	$1.64	$1.95	$1.59	$1.08	$2.01	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	2	3	11	11	12	15	63	90	52	27
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.93	$1.87	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21	$1.14
Accumulation unit value at end of period	$1.89	$1.93	$1.87	$1.42	$1.20	$1.27	$1.04	$0.75	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	3	3	4	5	8	64	64	47	20

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Balanced Wealth Strategy Portfolio (Class B) (9/26/2008)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.39	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

160	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Global Thematic Growth Portfolio (Class B) (5/1/2007)
Accumulation unit value at beginning of period	$1.09	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	$1.00	—
Accumulation unit value at end of period	$1.10	$1.09	$1.06	$0.87	$0.79	$1.04	$0.90	$0.59	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.65	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22	$1.06
Accumulation unit value at end of period	$1.64	$1.65	$1.53	$1.16	$1.00	$0.96	$0.87	$0.73	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.02	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60	$1.21
Accumulation unit value at end of period	$1.03	$1.02	$1.11	$0.92	$0.82	$1.04	$1.01	$0.76	$1.67	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	9	9	28	46	43	39	269	262	105	43
American Century VP Inflation Protection, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01	$1.01
Accumulation unit value at end of period	$1.19	$1.24	$1.23	$1.36	$1.29	$1.17	$1.14	$1.05	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	9	33	36	35	46	43	37	54	84
American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.64	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44	$1.18
Accumulation unit value at end of period	$1.50	$1.52	$1.64	$1.36	$1.14	$1.32	$1.19	$0.91	$1.67	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.56	$1.62	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Ultra®, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.62	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98	$1.03
Accumulation unit value at end of period	$1.69	$1.62	$1.50	$1.12	$1.00	$1.01	$0.88	$0.67	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	5	6	26	45	46	52	53	53	49	99
American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24	$1.07
Accumulation unit value at end of period	$1.65	$1.75	$1.57	$1.22	$1.08	$1.09	$0.98	$0.83	$1.16	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	27	27	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (5/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—
Accumulation unit value at end of period	$1.69	$1.79	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.70	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22	$1.07
Accumulation unit value at end of period	$1.68	$1.70	$1.50	$1.14	$1.02	$0.99	$0.85	$0.70	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	15
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38	$1.17
Accumulation unit value at end of period	$1.66	$1.73	$1.61	$1.29	$1.15	$1.23	$1.07	$0.86	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	15	15	46	71	69	75	790	522	227	110
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87	$1.42
Accumulation unit value at end of period	$1.78	$1.99	$2.07	$2.15	$1.81	$2.33	$1.98	$1.16	$2.54	$1.87
Number of accumulation units outstanding at end of period (000 omitted)	4	3	11	14	14	13	109	125	48	27
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$0.95	$0.97	$0.99	$1.00	$1.02	$1.04	$1.06	$1.07	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	209	6	3	6
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12	$1.03
Accumulation unit value at end of period	$1.71	$1.76	$1.73	$1.66	$1.46	$1.40	$1.25	$0.83	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	27	31	31	32	9	9	10	11	18
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08	$1.02
Accumulation unit value at end of period	$1.64	$1.69	$1.65	$1.60	$1.42	$1.36	$1.22	$0.87	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	2	2	484	214	139	26

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	161

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04	$1.01
Accumulation unit value at end of period	$1.28	$1.30	$1.26	$1.31	$1.24	$1.18	$1.11	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	4	5	946	569	475	98
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (5/1/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—
Accumulation unit value at end of period	$0.90	$0.92	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21	$1.10
Accumulation unit value at end of period	$1.79	$1.67	$1.49	$1.16	$0.99	$1.04	$0.90	$0.67	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19	$1.05
Accumulation unit value at end of period	$1.72	$1.74	$1.56	$1.20	$1.06	$1.06	$0.94	$0.76	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	17	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	251	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	23	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.66	$1.57	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11	$1.12
Accumulation unit value at end of period	$1.72	$1.66	$1.57	$1.22	$1.12	$1.34	$1.08	$0.67	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.31	$1.40	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.42	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45	$1.18
Accumulation unit value at end of period	$1.46	$1.42	$1.58	$1.31	$1.13	$1.32	$1.18	$0.94	$1.60	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.62	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24	$1.06
Accumulation unit value at end of period	$1.65	$1.77	$1.62	$1.19	$1.03	$1.06	$0.90	$0.72	$1.21	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/15/2004)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28	$1.09
Accumulation unit value at end of period	$1.65	$1.79	$1.77	$1.34	$1.22	$1.33	$1.07	$0.87	$1.23	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	2	2	489	265	137	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.06	$1.06	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	67	67	67	67	67	—	139	19	16	8
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.42	$0.57	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18	$1.11
Accumulation unit value at end of period	$1.84	$1.92	$1.75	$1.32	$1.13	$1.14	$0.92	$0.69	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

162	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04
Accumulation unit value at end of period	$1.99	$1.91	$1.82	$1.40	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	8	8	9	10	12	11	20
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19	$1.04
Accumulation unit value at end of period	$1.64	$1.71	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—
Accumulation unit value at end of period	$0.91	$0.91	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	6	6	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38	$1.15
Accumulation unit value at end of period	$1.03	$1.08	$1.22	$1.01	$0.91	$1.14	$1.12	$0.87	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.15	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	2	2	336	161	111	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30	$1.18
Accumulation unit value at end of period	$1.96	$1.99	$1.81	$1.41	$1.23	$1.29	$1.12	$0.84	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	24	24	56	83	84	79	215	429	291	197
Fidelity® VIP Growth Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.62	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06
Accumulation unit value at end of period	$1.85	$1.76	$1.62	$1.21	$1.08	$1.09	$0.90	$0.71	$1.38	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03	$1.01
Accumulation unit value at end of period	$1.28	$1.31	$1.26	$1.31	$1.26	$1.20	$1.14	$1.00	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	36	41	38	47	470	281	264	87
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$2.17	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35	$1.22
Accumulation unit value at end of period	$2.10	$2.17	$2.08	$1.56	$1.38	$1.58	$1.25	$0.91	$1.53	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	37	37	42	48	47	13	181	189	73	27
Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.38	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42	$1.23
Accumulation unit value at end of period	$1.40	$1.38	$1.53	$1.19	$1.01	$1.24	$1.12	$0.90	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	6
FTVIPT Franklin Income VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.60	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20	$1.03
Accumulation unit value at end of period	$1.46	$1.60	$1.56	$1.39	$1.26	$1.25	$1.13	$0.84	$1.22	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.63	$1.55	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32	$1.13
Accumulation unit value at end of period	$1.52	$1.63	$1.55	$1.23	$1.09	$1.12	$1.03	$0.83	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	33	33	56
FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.65	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20	$1.04
Accumulation unit value at end of period	$1.67	$1.76	$1.65	$1.29	$1.18	$1.13	$0.95	$0.82	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.71	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13	$1.06
Accumulation unit value at end of period	$1.73	$1.81	$1.71	$1.26	$1.16	$1.24	$0.98	$0.70	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.82	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.82	$1.82	$1.82	$1.61	$1.65	$1.47	$1.26	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10	12	12	13	342	213	198	62
FTVIPT Templeton Growth VIP Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34	$1.11
Accumulation unit value at end of period	$1.28	$1.39	$1.45	$1.13	$0.95	$1.04	$0.98	$0.76	$1.34	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	163

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.09	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32	$1.16
Accumulation unit value at end of period	$1.87	$2.09	$1.87	$1.43	$1.23	$1.34	$1.09	$0.83	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	4	4	12	20	20	22	173	183	138	44
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—
Accumulation unit value at end of period	$1.34	$1.37	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.32	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.41	$1.32	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20	$1.05
Accumulation unit value at end of period	$1.55	$1.69	$1.57	$1.18	$1.01	$1.05	$0.92	$0.73	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	13	50	84	88	98	346	337	201	143
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—
Accumulation unit value at end of period	$1.84	$1.82	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.06	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	3	3	691	220	82	—
Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.60	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18	$1.08
Accumulation unit value at end of period	$1.54	$1.64	$1.60	$1.27	$1.17	$1.27	$1.13	$0.89	$1.27	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	2
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.30	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Value Opportunities Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.23	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19	$1.07
Accumulation unit value at end of period	$1.13	$1.28	$1.23	$0.94	$0.81	$0.85	$0.81	$0.56	$1.18	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	1	1	1	1	6
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—
Accumulation unit value at end of period	$1.48	$1.43	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	3	3	743	458	213	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (3/27/2015)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.02	$2.22	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19	$1.07
Accumulation unit value at end of period	$1.94	$2.02	$2.22	$1.60	$1.34	$1.53	$1.14	$0.71	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13	$1.03
Accumulation unit value at end of period	$1.46	$1.49	$1.40	$1.20	$1.10	$1.10	$1.02	$0.88	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$2.66	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56	$1.21
Accumulation unit value at end of period	$2.23	$2.66	$2.41	$2.04	$1.83	$1.75	$1.57	$1.20	$1.96	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	10	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—
Accumulation unit value at end of period	$0.96	$0.99	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	47	47	1	154	161	45	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.55	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

164	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.54	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64	$1.21
Accumulation unit value at end of period	$1.96	$1.96	$1.54	$1.54	$1.35	$1.30	$1.02	$0.81	$1.33	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	4
Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11	$1.05
Accumulation unit value at end of period	$1.60	$1.58	$1.40	$1.10	$0.98	$1.01	$0.94	$0.66	$1.24	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	22	22	37	49	49	36	34	81	75	75
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38	$1.20
Accumulation unit value at end of period	$1.80	$1.77	$1.76	$1.41	$1.19	$1.32	$1.16	$0.85	$1.44	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.40	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08	$1.03
Accumulation unit value at end of period	$1.34	$1.40	$1.39	$1.42	$1.28	$1.29	$1.14	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	9	25	31	29	33	685	408	319	107
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.06	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27	$1.13
Accumulation unit value at end of period	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.01	$0.75	$1.23	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2007)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.24	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	1	1	388	372	237	—
Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.37	$1.89	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17	$1.15
Accumulation unit value at end of period	$2.51	$2.37	$1.89	$1.35	$1.13	$1.16	$1.15	$0.93	$1.14	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46	$1.16
Accumulation unit value at end of period	$1.26	$1.28	$1.40	$1.11	$0.93	$1.14	$1.05	$0.86	$1.56	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.21	$1.05	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.81	$1.62	$1.21	$1.05	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.56	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28	$1.11
Accumulation unit value at end of period	$1.49	$1.58	$1.56	$1.13	$0.98	$1.05	$0.85	$0.65	$1.10	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	14
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	270	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.46	$1.41	$1.19	$1.06	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	565	579	735	832	1,055	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.28	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	6	3	3	674	211	180	57
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.16	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	83	132	167	171	314	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (5/1/2007)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—
Accumulation unit value at end of period	$1.51	$1.50	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	3	4	869	443	185	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	165

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (5/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.19	$1.21	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	49	49	50	50	45	4	900	388	173	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,172	2,323	2,464	2,641	2,786	2,308	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,978	2,520	3,182	3,119	4,088	4,526	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,267	2,353	2,400	2,471	2,528	1,657	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.40	$1.35	$1.18	$1.07	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	862	1,135	1,890	2,960	3,588	3,737	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.24	$1.20	$1.14	$1.07	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	115	117	119	122	124	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.14	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.24	$1.20	$1.14	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	360	536	1,069	1,165	1,202	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.86	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29	$1.09
Accumulation unit value at end of period	$1.66	$1.86	$1.85	$1.40	$1.25	$1.33	$1.09	$0.81	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	17	17	29	41	42	31	33	35	35	37
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17	$1.03
Accumulation unit value at end of period	$1.88	$1.91	$1.73	$1.30	$1.13	$1.22	$1.02	$0.76	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	—	—	—	—	—
Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$2.19	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75	$1.30
Accumulation unit value at end of period	$2.16	$2.19	$2.33	$1.94	$1.62	$1.93	$1.57	$1.07	$2.00	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	4	4	13	19	20	20	156	176	67	37
Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.90	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21	$1.14
Accumulation unit value at end of period	$1.86	$1.90	$1.85	$1.41	$1.19	$1.26	$1.04	$0.74	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4	4	11	18	18	20	170	121	60	25

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS Global Thematic Growth Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$0.93	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.93	$0.90	$0.75	$0.67	$0.89	$0.77	$0.51	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS Growth and Income Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$1.26	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97	$1.00
Accumulation unit value at end of period	$1.25	$1.26	$1.17	$0.89	$0.77	$0.74	$0.67	$0.56	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) (10/1/2007)
Accumulation unit value at beginning of period	$0.57	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94	$1.00
Accumulation unit value at end of period	$0.58	$0.57	$0.63	$0.52	$0.46	$0.58	$0.57	$0.43	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91	$1.00
Accumulation unit value at end of period	$1.58	$1.64	$1.43	$1.12	$0.98	$1.01	$0.86	$0.68	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	1	—

166	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
American Century VP Ultra®, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.43	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.33	$0.99	$0.89	$0.89	$0.79	$0.59	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
American Century VP Value, Class II (10/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90	$1.00
Accumulation unit value at end of period	$1.28	$1.35	$1.22	$0.94	$0.84	$0.85	$0.76	$0.65	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (10/1/2007)
Accumulation unit value at beginning of period	$1.71	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99	$1.00
Accumulation unit value at end of period	$1.60	$1.71	$1.67	$1.16	$0.99	$0.99	$0.81	$0.57	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.30	$1.15	$0.87	$0.78	$0.76	$0.66	$0.54	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.13	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96	$1.00
Accumulation unit value at end of period	$1.08	$1.13	$1.04	$0.84	$0.75	$0.80	$0.70	$0.56	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05	$1.00
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.88	$0.74	$0.96	$0.82	$0.48	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.89	$0.91	$0.92	$0.94	$0.96	$0.98	$0.99	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	102	106	115	154	154	157	160	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.52	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.52	$1.49	$1.43	$1.26	$1.22	$1.09	$0.72	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.91	$0.89	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.91	$0.89	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99	$1.00
Accumulation unit value at end of period	$1.47	$1.51	$1.48	$1.44	$1.27	$1.22	$1.10	$0.79	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01	$1.00
Accumulation unit value at end of period	$1.20	$1.22	$1.18	$1.23	$1.17	$1.11	$1.05	$0.93	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2)* (10/1/2007)
Accumulation unit value at beginning of period	$0.81	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01	$1.00
Accumulation unit value at end of period	$0.79	$0.81	$0.87	$0.73	$0.63	$0.77	$0.69	$0.51	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	3	3	3	—	—
*Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Select International Equity Fund (Class 2) on April 29, 2016.
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.28	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94	$1.00
Accumulation unit value at end of period	$1.37	$1.28	$1.14	$0.89	$0.76	$0.80	$0.69	$0.51	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96	$1.00
Accumulation unit value at end of period	$1.34	$1.35	$1.21	$0.94	$0.83	$0.83	$0.73	$0.59	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.03	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.06	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.05	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	627	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96	$1.00
Accumulation unit value at end of period	$1.26	$1.35	$1.22	$0.90	$0.78	$0.86	$0.72	$0.52	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$0.88	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00	$1.00
Accumulation unit value at end of period	$0.90	$0.88	$0.97	$0.81	$0.70	$0.82	$0.73	$0.58	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (10/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$1.38	$1.36	$1.03	$0.95	$1.03	$0.83	$0.67	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$0.97	$1.01	$1.01	$1.01	$1.00	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (10/1/2007)
Accumulation unit value at beginning of period	$0.54	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05	$1.00
Accumulation unit value at end of period	$0.40	$0.54	$0.67	$0.76	$0.79	$0.92	$0.80	$0.68	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.84	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02	$1.00
Accumulation unit value at end of period	$0.84	$0.84	$0.89	$0.77	$0.64	$0.76	$0.71	$0.58	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.74	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97	$1.00
Accumulation unit value at end of period	$0.71	$0.74	$0.83	$0.69	$0.63	$0.79	$0.77	$0.60	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (10/1/2007)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99	$1.00
Accumulation unit value at end of period	$1.12	$1.15	$1.17	$1.14	$1.09	$1.08	$1.01	$0.71	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00	$1.00
Accumulation unit value at end of period	$1.31	$1.33	$1.21	$0.94	$0.82	$0.86	$0.75	$0.56	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	1	—
Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01	$1.00
Accumulation unit value at end of period	$1.22	$1.25	$1.21	$1.25	$1.21	$1.15	$1.09	$0.96	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.32	$0.99	$0.88	$1.00	$0.79	$0.58	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Fidelity® VIP Overseas Portfolio Service Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$0.84	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00	$1.00
Accumulation unit value at end of period	$0.85	$0.84	$0.93	$0.73	$0.61	$0.76	$0.68	$0.55	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98	$1.00
Accumulation unit value at end of period	$1.16	$1.27	$1.24	$1.10	$1.00	$0.99	$0.90	$0.67	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.51	$1.51	$1.52	$1.34	$1.38	$1.23	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

168	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
FTVIPT Templeton Growth VIP Fund – Class 2 (10/1/2007)
Accumulation unit value at beginning of period	$0.99	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97	$1.00
Accumulation unit value at end of period	$0.91	$0.99	$1.04	$0.81	$0.68	$0.75	$0.71	$0.55	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96	$1.00
Accumulation unit value at end of period	$1.33	$1.49	$1.34	$1.02	$0.88	$0.96	$0.78	$0.60	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00
Accumulation unit value at end of period	$1.34	$1.37	$1.20	$0.88	$0.79	$0.77	$0.69	$0.58	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.32	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.40	$1.32	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94	$1.00
Accumulation unit value at end of period	$1.25	$1.36	$1.27	$0.95	$0.81	$0.85	$0.74	$0.59	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	1	—
Invesco V.I. Global Health Care Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02	$1.00
Accumulation unit value at end of period	$1.81	$1.79	$1.53	$1.11	$0.94	$0.92	$0.89	$0.71	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. International Growth Fund, Series II Shares (10/1/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$1.01	$0.86	$0.76	$0.83	$0.75	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.30	$0.97	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.38	$1.30	$0.97	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99	$1.00
Accumulation unit value at end of period	$1.38	$1.34	$1.21	$0.95	$0.81	$0.88	$0.78	$0.59	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
MFS® Total Return Series – Service Class (10/1/2007)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.18	$1.01	$0.93	$0.93	$0.86	$0.75	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—
MFS® Utilities Series – Service Class (10/1/2007)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.41	$1.27	$1.08	$0.97	$0.93	$0.83	$0.64	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$0.91	$0.90	$0.71	$0.80	$0.67	$0.48	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99	$1.00
Accumulation unit value at end of period	$1.26	$1.36	$1.36	$1.01	$0.95	$1.04	$0.80	$0.52	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$1.22	$1.08	$0.85	$0.76	$0.78	$0.73	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	3	3	3	3	—	—
Oppenheimer Global Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.16	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.15	$0.92	$0.78	$0.87	$0.76	$0.56	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.22	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.21	$1.24	$1.11	$1.13	$1.00	$0.86	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	169

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (10/1/2007)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94	$1.00
Accumulation unit value at end of period	$1.44	$1.56	$1.43	$1.03	$0.89	$0.93	$0.77	$0.57	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.21	$1.22	$1.25	$1.10	$1.10	$0.99	$0.83	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	2	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.19	$1.06	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.46	$1.41	$1.19	$1.06	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.21	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.21	$1.14	$1.22	$1.18	$1.09	$1.07	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.11	$1.05	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.15	$1.12	$1.11	$1.05	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund II (Class 1)* (10/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.25	$0.94	$0.85	$0.89	$0.74	$0.60	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—
*Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into Variable Portfolio – Loomis Sayles Growth Fund (Class 1) on April 29, 2016.
Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.19	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.08	$0.86	$0.79	$0.83	$0.76	$0.59	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244	354	358	361	365	282	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.17	$1.07	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.32	$1.28	$1.17	$1.07	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.18	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.39	$1.34	$1.18	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	100	101	102	103	105	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.18	$1.07	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.39	$1.35	$1.18	$1.07	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.06	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.20	$1.14	$1.06	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	84	631	645	657	105	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.07	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.23	$1.20	$1.14	$1.07	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.42	$1.07	$0.96	$1.02	$0.84	$0.62	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	—	—

170	RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2015	2014	2013	2012	2011	2010	2009	2008	2007
Variable Portfolio – Victory Sycamore Established Value Fund (Class 3) (10/1/2007)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.34	$1.00	$0.87	$0.95	$0.79	$0.59	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger International (10/1/2007)
Accumulation unit value at beginning of period	$1.06	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.13	$0.94	$0.79	$0.94	$0.76	$0.52	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Wanger USA (10/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97	$1.00
Accumulation unit value at end of period	$1.43	$1.46	$1.42	$1.08	$0.92	$0.97	$0.80	$0.57	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—

RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY – 2015 ANNUAL REPORT	171

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2015 and December 31, 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 19, 2016

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2015	2014
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2015, $1,720,349; 2014, $1,707,999)	$1,784,405	$1,842,234
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2015 and 2014, $2,038)	135,452	144,614
Policy loans	46,740	45,112
Other investments	359	375
Total investments	1,966,956	2,032,335
Cash and cash equivalents	43,812	24,143
Reinsurance recoverables	126,671	117,296
Other receivables	10,391	8,587
Accrued investment income	18,687	19,148
Deferred acquisition costs	160,600	150,763
Other assets	160,853	176,629
Separate account assets	4,367,522	4,480,677
Total assets	$6,855,492	$7,009,578

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,930,666	$1,980,331
Other liabilities	138,161	127,322
Separate account liabilities	4,367,522	4,480,677
Total liabilities	6,436,349	6,588,330
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,915	106,906
Retained earnings	281,351	256,788
Accumulated other comprehensive income, net of tax	28,877	55,554
Total shareholder’s equity	419,143	421,248
Total liabilities and shareholder’s equity	$6,855,492	$7,009,578

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2015	2014	2013
Revenues
Premiums	$23,091	$24,484	$24,284
Net investment income	85,903	87,260	90,983
Policy and contract charges	110,716	106,271	99,975
Other revenues	23,475	21,257	19,180
Net realized investment gains (losses)	(482)	2,024	1,135
Total revenues	242,703	241,296	235,557

Benefits and expenses
Benefits, claims, losses and settlement expenses	74,107	64,479	52,288
Interest credited to fixed accounts	48,138	50,510	54,502
Amortization of deferred acquisition costs	15,096	13,159	8,098
Other insurance and operating expenses	41,535	45,498	44,490
Total benefits and expenses	178,876	173,646	159,378
Pretax income	63,827	67,650	76,179
Income tax provision	14,264	15,441	21,790
Net income	$49,563	$52,209	$54,389

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(776)	$(358)	$(34)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	375	14	(83)
Net impairment losses recognized in net realized investment gains (losses)	$(401)	$(344)	$(117)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2015	2014	2013

Net income	$49,563	$52,209	$54,389
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(26,677)	12,175	(45,365)
Total comprehensive income	$22,886	$64,384	$9,024

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2013	$2,000	$106,751	$199,190	$88,744	$396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)

Balances at December 31, 2014	2,000	106,906	256,788	55,554	421,248
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive loss, net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)
Balances at December 31, 2015	$2,000	$106,915	$281,351	$28,877	$419,143

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2015	2014	2013
Cash Flows from Operating Activities
Net income	$49,563	$52,209	$54,389
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	3,499	4,273	3,351
Deferred income tax expense (benefit)	(3,557)	13,346	1,140
Contractholder and policyholder charges, non-cash	(21,737)	(20,780)	(20,034)
(Gain) loss from equity method investments	9	(9)	(122)
Net realized investment (gains) losses	81	(2,368)	(1,252)
Other-than-temporary impairments recognized in net realized investment gains	401	344	117
Changes in operating assets and liabilities:
Deferred acquisition costs	(3,965)	(5,398)	(11,097)
Policyholder account balances, future policy benefits and claims, net	41,444	77,397	(55,456)
Derivatives, net of collateral	37,312	(40,530)	43,395
Reinsurance recoverables	(8,323)	(8,177)	(10,163)
Other receivables	(1,872)	(586)	(1,228)
Accrued investment income	461	604	978
Other, net	23,260	(18,476)	6,962
Net cash provided by operating activities	116,576	51,849	10,980

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	11,350	16,620	20,988
Maturities, sinking fund payments and calls	192,721	208,977	238,974
Purchases	(219,602)	(280,820)	(233,274)
Proceeds from maturities and repayments of commercial mortgage loans	17,439	22,231	28,238
Funding of commercial mortgage loans	(8,277)	(16,893)	(22,898)
Net proceeds from sales of other investments	7	—	—
Purchase of land, buildings, equipment and software	(22)	(73)	—
Change in policy loans, net	(1,628)	(4,013)	(1,710)
Net cash provided by (used in) investing activities	(8,012)	(53,971)	30,318

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,391	150,722	160,592
Net transfers to separate accounts	(22,966)	(28,652)	(21,615)
Surrenders and other benefits	(172,766)	(110,714)	(119,320)
Proceeds from line of credit with Ameriprise Financial, Inc.	6,300	—	1,700
Payments on line of credit with Ameriprise Financial, Inc.	(6,300)	—	(1,700)
Tax adjustment on share-based incentive compensation plan	9	55	100
Cash paid for purchased options with deferred premiums	(15,563)	(13,301)	(13,922)
Cash dividends to RiverSource Life Insurance Company	(25,000)	(24,000)	(25,000)
Net cash used in financing activities	(88,895)	(25,890)	(19,165)
Net increase (decrease) in cash and cash equivalents	19,669	(28,012)	22,133
Cash and cash equivalents at beginning of period	24,143	52,155	30,022
Cash and cash equivalents at end of period	$43,812	$24,143	$52,155

Supplemental Disclosures:
Income taxes paid (received), net	$(2,011)	$25,500	$35,436
Interest paid on borrowings	1	—	—

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-

RiverSource Life Insurance Co. of New York

temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed annuity contracts, universal life (“UL”) and variable universal life (“VUL”) insurance products), DAC are amortized based on projections of estimated gross profits (“EGPs”) over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts). When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund

RiverSource Life Insurance Co. of New York

growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life, DI and LTC insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

The assumptions for LTC insurance products include interest rates, premium rate increases, persistency rates and morbidity rates. These assumptions are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

The establishment of reserves is an estimation process using a variety of methods, assumptions and data elements. If actual experience is better than or equal to the results of the estimation process, then reserves should be adequate to provide for future benefits and expenses. If actual experience is worse than the results of the estimation process, additional reserves may be required.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

RiverSource Life Insurance Co. of New York

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC insurance claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC insurance policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition and thus no longer provide for adverse deviations in experience.

RiverSource Life Insurance Co. of New York

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Mortality and expense risk fees are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on fixed and variable universal life insurance and contract charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase agreements, security lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings which are

RiverSource Life Insurance Co. of New York

effective for interim periods beginning after March 15, 2015. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations. See Note 14 for the required disclosures.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018. Early adoption is permitted. The update should be applied using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value through net income. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted for certain provisions. Generally, the update should be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Fair Value Measurement — Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the FASB updated the accounting standards related to fair value measurement. The update applies to investments that are measured at net asset value (“NAV”). The standard eliminates the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share as a practical expedient. In addition, the update limits disclosures to investments for which the entity elected to measure the fair value using the practical expedient rather than all eligible investments. The standard is effective for interim and annual periods beginning after December 15, 2015. The standard should be applied retrospectively to all periods presented and early adoption is permitted. The Company adopted the standard on January 1, 2016. There was no impact of the standard to the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB updated the accounting standards to defer the effective date by one year. In March 2016, the FASB updated the accounting standards to provide clarification on determining if an entity is a principal or an agent in revenue transactions involving third parties. The key provisions of the update include assessing which entity controls the good or service and whether the nature of the transaction is to provide the good or service or arrange for that good or service to be provided by another entity. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2015
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,211,835	$63,398	$(22,219)	$1,253,014	$183
Residential mortgage backed securities	195,184	5,596	(1,880)	198,900	(685)
Commercial mortgage backed securities	157,028	3,362	(1,389)	159,001	—
State and municipal obligations	95,292	15,940	(28)	111,204	—
Asset backed securities	57,178	1,507	(501)	58,184	—
Foreign government bonds and obligations	2,624	285	(44)	2,865	—
U.S. government and agencies obligations	1,208	29	—	1,237	—
Total	$1,720,349	$90,117	$(26,061)	$1,784,405	$(502)

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2015 and 2014, investment securities with a fair value of $61.0 million and $32.5 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $24.4 million and nil, respectively, may be sold, pledged or rehypothecated by the counterparty.

At both December 31, 2015 and 2014, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2015 and 2014, approximately $132.7 million and $140.0 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2015			December 31, 2014
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$338,078	$347,835	19%	$374,584	$391,684	21%
AA	77,776	94,922	5	74,538	95,024	5
A	314,945	338,342	19	335,236	373,669	20
BBB	892,459	909,541	52	814,316	872,112	48
Below investment grade	97,091	93,765	5	109,325	109,745	6
Total fixed maturities	$1,720,349	$1,784,405	100%	$1,707,999	$1,842,234	100%

RiverSource Life Insurance Co. of New York

At December 31, 2015 and 2014, approximately 54% and 51%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity at December 31, 2015. The Company had holdings of $43.6 million in Kinder Morgan, Inc., which were greater than 10% of total equity at December 31, 2014. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2015
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	155	$418,321	$(15,777)	23	$37,907	$(6,442)	178	$456,228	$(22,219)
Residential mortgage backed securities	10	44,575	(589)	13	23,640	(1,291)	23	68,215	(1,880)
Commercial mortgage backed securities	20	51,509	(896)	2	17,061	(493)	22	68,570	(1,389)
State and municipal obligations	3	2,947	(28)	—	—	—	3	2,947	(28)
Asset backed securities	11	34,809	(501)	—	—	—	11	34,809	(501)
Foreign government bonds and obligations	2	985	(44)	—	—	—	2	985	(44)
Total	201	$553,146	$(17,835)	38	$78,608	$(8,226)	239	$631,754	$(26,061)

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a widening of credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	Years Ended December 31,
(in thousands)	2015	2014	2013
Beginning balance	$1,452	$1,416	$1,299
Credit losses for which an other-than-temporary impairment was not previously recognized	112	15	—
Credit losses for which an other-than-temporary impairment was previously recognized	—	21	117
Ending balance	$1,564	$1,452	$1,416

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Gross realized investment gains	$922	$2,543	$1,263
Gross realized investment losses	(1,003)	(175)	(11)
Other-than-temporary impairments	(401)	(344)	(117)
Total	$(482)	$2,024	$1,135

Other-than-temporary impairments for the years ended December 31, 2015 and 2014, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2013 primarily related to credit losses on non-agency residential mortgage backed securities.

See Note 16 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity at December 31, 2015 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$74,366	$75,032
Due after one year through five years	510,992	535,307
Due after five years through 10 years	476,166	467,585
Due after 10 years	249,435	290,396
	1,310,959	1,368,320
Residential mortgage backed securities	195,184	198,900
Commercial mortgage backed securities	157,028	159,001
Asset backed securities	57,178	58,184
Total	$1,720,349	$1,784,405

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Fixed maturities	$78,348	$79,039	$82,640
Commercial mortgage loans	7,383	8,247	8,578
Policy loans and other investments	2,187	2,039	1,959
	87,918	89,325	93,177
Less: investment expenses	2,015	2,065	2,194
Total	$85,903	$87,260	$90,983

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2015	2014	2013
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2015	2014
Collectively evaluated for impairment	$137,490	$146,652

As of both December 31, 2015 and 2014, the Company had no recorded investment in financing receivables that were individually evaluated for impairment.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2015 and 2014. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. There were no commercial mortgage loans which management has assigned its highest risk rating at both December 31, 2015 and 2014. Loans with the highest risk rating represent distressed loans

RiverSource Life Insurance Co. of New York

which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
South Atlantic	$34,624	$38,607	25%	26%
Pacific	28,934	27,929	21	19
Middle Atlantic	18,120	19,781	13	13
West North Central	14,708	12,480	11	9
Mountain	14,004	15,432	10	11
East North Central	11,527	15,851	8	11
New England	8,980	9,652	7	7
East South Central	4,800	5,022	4	3
West South Central	1,793	1,898	1	1

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
	(in thousands)
Retail	$36,268	$36,815	26%	25%
Apartments	30,797	29,544	23	20
Industrial	28,034	33,815	20	23
Office	27,308	30,761	20	21
Mixed use	5,202	5,403	4	4
Other	9,881	10,314	7	7

	137,490	146,652	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$135,452	$144,614

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment partially offset by improved persistency. The impact for the year ended December 31, 2014 primarily reflected lower than previously assumed interest rates partially offset by improved persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected higher than previously assumed interest rates and changes in assumed policyholder behavior.

The balances of and changes in DAC were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$150,763	$146,765	$127,704
Capitalization of acquisition costs	19,061	18,557	19,195
Amortization, excluding the impact of valuation assumptions review	(13,896)	(13,859)	(13,498)
Amortization, impact of valuation assumptions review	(1,200)	700	5,400
Impact of change in net unrealized securities losses (gains)	5,872	(1,400)	7,964
Balance at December 31	$160,600	$150,763	$146,765

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$16,970	$18,954	$18,242
Capitalization of sales inducement costs	252	273	285
Amortization, excluding the impact of valuation assumptions review	(2,426)	(2,351)	(1,964)
Amortization, impact of valuation assumptions review	100	200	1,000
Impact of change in net unrealized securities losses (gains)	1,077	(106)	1,391
Balance at December 31	$15,973	$16,970	$18,954

7.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual fixed and variable universal life insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2015 and 2014, traditional life and UL insurance in force aggregated $11.4 billion and $11.3 billion, respectively, of which $8.0 billion and $7.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Direct premiums	$34,840	$36,205	$35,607
Reinsurance ceded	(11,749)	(11,721)	(11,323)
Net premiums	$23,091	$24,484	$24,284

Policy and contract charges are presented on the Statements of Income net of $5.7 million, $5.0 million and $4.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recovered from reinsurers was $13.6 million, $11.9 million and $8.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Reinsurance recoverables include approximately $95.0 million and $86.3 million related to LTC risk ceded to Genworth as of December 31, 2015 and 2014, respectively. Included in policyholder account balances, future policy benefits and claims is $2.5 million and $2.7 million related to previously assumed reinsurance arrangements as of December 31, 2015 and 2014, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2015		2014
Policyholder account balances
Fixed annuities	$922,582		$1,011,775
Variable annuity fixed sub-accounts	255,106		247,746
VUL/UL insurance	185,852		183,810
IUL insurance	34,016		22,674
Other life insurance	37,012		38,117
Total policyholder account balances	1,434,568		1,504,122
Future policy benefits
Variable annuity GMWB	45,907		27,840
Variable annuity GMAB	(237	)(1)	(3,944	)(1)
Other annuity liabilities	1,424		7,700
Fixed annuities life contingent liabilities	91,500		91,227
Life, DI and LTC insurance	322,016		318,893
VUL/UL and other life insurance additional liabilities	29,408		27,364
Total future policy benefits	490,018		469,080
Policy claims and other policyholders’ funds	6,080		7,129
Total policyholder account balances, future policy benefits and claims	$1,930,666		$1,980,331

(1)	Includes the fair value of GMAB embedded derivatives that was a net asset at both December 31, 2015 and 2014 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2015	2014
Variable annuity	$3,979,524	$4,073,573
VUL insurance	387,205	406,303
Other insurance	793	801
Total	$4,367,522	$4,480,677

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2015				December 31, 2014
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,941,369	$2,855,258	$16,990	65	$2,924,873	$2,842,871	$1,057	64
Five/six-year reset	521,969	373,009	4,208	64	571,861	425,897	1,919	64
One-year ratchet	520,326	506,376	19,734	66	552,092	537,908	1,550	65
Five-year ratchet	205,496	199,585	1,760	64	222,112	216,465	247	63
Total — GMDB	$4,189,160	$3,934,228	$42,692	65	$4,270,938	$4,023,141	$4,773	64
GMIB	$12,580	$11,632	$270	65	$16,805	$15,811	$72	65
GMWB:
GMWB	$200,796	$200,091	$20	69	$227,961	$227,149	$10	68
GMWB for life	2,110,159	2,099,690	545	66	2,062,524	2,052,018	86	65
Total — GMWB	$2,310,955	$2,299,781	$565	66	$2,290,485	$2,279,167	$96	65
GMAB	$301,599	$300,213	$3,109	58	$309,247	$308,156	$82	57

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2015		December 31, 2014
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$418	63	$405	63

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2013	$320	$492	$36,060	$5,912	$12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	600	381	27,840	(3,944)	19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	$712	$383	$45,907	$(237)	$23,816

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2015	2014
Mutual funds:
Equity	$2,195,565	$2,288,087
Bond	1,369,091	1,463,515
Other	299,090	258,080
Total mutual funds	$3,863,746	$4,009,682

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2015, 2014 and 2013.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2015 and 2014.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,104,851	$148,163	$1,253,014
Residential mortgage backed securities	—	198,354	546	198,900
Commercial mortgage backed securities	—	159,001	—	159,001
State and municipal obligations	—	111,204	—	111,204
Asset backed securities	—	52,158	6,026	58,184
Foreign government bonds and obligations	—	2,865	—	2,865
U.S. government and agencies obligations	256	981	—	1,237
Total Available-for-Sale securities: Fixed maturities	256	1,629,414	154,735	1,784,405
Cash equivalents	—	43,693	—	43,693
Other assets:
Interest rate derivative contracts	—	63,484	—	63,484
Equity derivative contracts	2,396	43,123	—	45,519
Foreign exchange derivative contracts	178	2,319	—	2,497
Total other assets	2,574	108,926	—	111,500
Separate account assets	—	4,367,522	—	4,367,522
Total assets at fair value	$2,830	$6,149,555	$154,735	$6,307,120

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$14,287	$14,287
GMWB and GMAB embedded derivatives	—	—	40,343	40,343	(1)
Total policyholder account balances, future policy benefits and claims	—	—	54,630	54,630	(2)
Other liabilities:
Interest rate derivative contracts	—	19,306	—	19,306
Equity derivative contracts	—	64,451	—	64,451
Foreign exchange derivative contracts	48	343	—	391
Total other liabilities	48	84,100	—	84,148
Total liabilities at fair value	$48	$84,100	$54,630	$138,778

(1)	The fair value of the GMWB and GMAB embedded derivatives included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $20.5 million cumulative decrease to the embedded derivatives.

RiverSource Life Insurance Co. of New York

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(1)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(2)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.
(2)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(2)	(4,962	)(3)	(5,819)
Other comprehensive income	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015 included in:
Net investment income	$(149)	$(4)	$2	$(151)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—		(5,450)		(5,450)
Interest credited to fixed accounts	—	—	—	—		(857)		—		(857)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $3.9 million, $7.0 million and $(9.2) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2015, 2014 and 2013, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2015
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$145,951	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1%	–	3.8%	1.6%
IUL embedded derivatives	$14,287	Discounted cash flow	Nonperformance risk(1)	68		bps
GMWB and GMAB embedded derivatives	$40,343	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.0%	–	53.2%
			Market volatility(3)	5.4%	–	21.5%
			Nonperformance risk(1)	68		bps

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)

The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model. As the contractholder experience of related elective strategy allocations reached the ultimate expected levels in 2015, the Company is no longer including this input in the fair value measurement effective September 30, 2015.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

RiverSource Life Insurance Co. of New York

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various

RiverSource Life Insurance Co. of New York

components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2015 and 2014. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2015
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$135,452	$—	$—	$139,567	$139,567
Policy loans	46,740	—	—	46,481	46,481

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$926,089	$—	$—	$1,029,369	$1,029,369
Separate account liabilities	5,858	—	5,858	—	5,858

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200
Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

RiverSource Life Insurance Co. of New York

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides marketing, administrative and shareholder services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2015, 2014 and 2013, the Company earned $18.0 million, $16.4 million and $14.6 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $9.4 million, $9.0 million and $8.1 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides shareholder services related to these transactions and is compensated for providing these services. For the years ended December 31, 2015, 2014 and 2013, the Company earned $2.4 million, $2.3 million and $2.1 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.8 million, $28.2 million and $29.1 million for the years ended December 31, 2015, 2014 and 2013, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2015, 2014 and 2013, the Company paid cash dividends of $25.0 million, $24.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 13 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2015 and 2014, the Company had an amount due from Ameriprise Financial for federal income taxes of $19.4 million and $34.7 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $60.6 million, $52.8 million and $111.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

At December 31, 2015 and 2014, bonds carried at $256 thousand and $273 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2015	2014	2013

Net income, per accompanying GAAP financial statements	$49,563	$52,209	$54,389
Capitalization/amortization of DAC, net (GAAP item)	(3,964)	(5,398)	(11,097)
Capitalization/amortization of DSIC, net (GAAP item)	2,074	1,878	679
Change in deferred income taxes(1)(2)	651	13,346	1,140
Current income tax expense(1)	—	798	324
Change in future policy benefits(1)	7,235	26,848	(29,614)
Change in separate account liability adjustment (SAP item)	(7,744)	(1,848)	4,368
Derivatives(1)(2)	(1,168)	(45,588)	68,116
Other, net	2,264	385	2,136
Net income (loss), SAP basis(3)	$48,911	$42,630	$90,441

(1)	Represents valuation differences between GAAP and SAP.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2015	2014

Shareholder’s equity, per accompanying GAAP financial statements	$419,143	$421,248
DAC (GAAP item)	(160,600)	(150,763)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(64,056)	(134,235)
DSIC (GAAP item)	(15,973)	(16,970)
Future policy benefits(1)	(9,989)	5,410
Deferred income taxes, net(1)	34,621	48,259
Separate account liability adjustment (SAP item)	149,490	157,234
Non-admitted assets (SAP item)	(17,173)	(13,125)
Asset valuation reserve (SAP item)	(7,008)	(14,324)
Interest maintenance reserve (SAP item)	(5,258)	(6,718)
Other, net	2,316	1,616
Capital and surplus, SAP basis(2)	$325,513	$297,632

(1)	Represents valuation differences between GAAP and SAP.
(2)	Includes unassigned surplus of $216.6 million and $188.7 million at December 31, 2015 and 2014, respectively.

14.   OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$76,433	$—	$76,433	$(48,560)	$(11,312)	$(15,733)	$828
OTC cleared	32,493	—	32,493	(17,801)	(14,348)	—	344
Exchange-traded	2,574	—	2,574	(48)	—	—	2,526
Total derivatives	$111,500	$—	$111,500	$(66,409)	$(25,660)	$(15,733)	$3,698

RiverSource Life Insurance Co. of New York

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2015
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$66,299	$—	$66,299	$(48,560)	$—	$(17,739)	$—
OTC cleared	17,801	—	17,801	(17,801)	—	—	—
Exchange-traded	48	—	48	(48)	—	—	—
Total derivatives	$84,148	$—	$84,148	$(66,409)	$—	$(17,739)	$—

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared	10,563	—	10,563	(10,563)	—	—	—
Total derivatives	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, the Company may be required to post additional collateral.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2015			December 31, 2014
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)	Notional	Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,945,376	$63,484	$19,306	$1,532,563	$58,855	$13,836
Equity contracts	2,523,973	45,519	64,451	2,275,269	53,835	64,979
Foreign exchange contracts	115,829	2,497	391	86,272	1,237	171
Total non-designated hedges	4,585,178	111,500	84,148	3,894,104	113,927	78,986
Embedded derivatives
GMWB and GMAB(3)	N/A	—	40,343	N/A	—	19,338
IUL	N/A	—	14,287	N/A	—	9,754
Total embedded derivatives	N/A	—	54,630	N/A	—	29,092
Total derivatives	$4,585,178	$111,500	$138,778	$3,894,104	$113,927	$108,078

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2015 included $50.4 million of individual contracts in a liability position and $10.1 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

At December 31, 2015 and 2014, investment securities with a fair value of $16.8 million and $26.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $8.6 million and $18.8 million, respectively, may be sold, pledged or rehypothecated by the Company. At December 31, 2015 and 2014, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, at December 31, 2015 and 2014, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2015
Interest rate contracts	$—	$12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total loss	(515)	(23,324)
Year Ended December 31, 2014
Interest rate contracts	—	61,137
Equity contracts	595	(22,958)
Foreign exchange contracts	—	2,200
GMWB and GMAB embedded derivatives	—	(57,965)
IUL embedded derivatives	(1,252)	—
Total loss	(657)	(17,586)
Year Ended December 31, 2013
Interest rate contracts	—	(40,944)
Equity contracts	299	(49,169)
Foreign exchange contracts	—	1,247
GMWB and GMAB embedded derivatives	—	78,292
IUL embedded derivatives	(411)	—
Total loss	$(112)	$(10,574)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2016	$12,651	$8,652
2017	9,877	—
2018	8,574	5,241
2019	17,410	—
2020	8,470	—
2021-2025	19,235	—
Total	$76,217	$13,893

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2015 and 2014, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $17.7 million and $9.0 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2015 and 2014 was $17.7 million and $9.0 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2015 and 2014 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in other comprehensive income (loss) and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2013			$88,744
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	$(97,748)	$34,212	(63,536)
Reclassification of net securities gains included in net income(2)	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Total other comprehensive loss	(69,793)	24,428	(45,365)
Balance of AOCI at December 31, 2013			43,379 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income(2)	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Total other comprehensive income	18,731	(6,556)	12,175
Balance of AOCI at December 31, 2014			55,554 (3)
Net unrealized securities gains (losses):
Net unrealized securities losses arising during the period(1)	(70,661)	24,731	(45,930)
Reclassification of net securities losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive loss	$(41,042)	$14,365	(26,677)
Balance of AOCI at December 31, 2015			$28,877 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $293 thousand, $94 thousand and $157 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2015, 2014 and 2013, respectively.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2015	2014	2013
Current income tax
Federal	$17,686	$2,086	$20,332
State	135	9	318
Total current income tax	17,821	2,095	20,650
Deferred federal income tax	(3,557)	13,346	1,140
Total income tax provision	$14,264	$15,441	$21,790

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million in 2014.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2015	2014	2013
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(11.6)	(10.6)	(7.2)
Other	(1.1)	(1.6)	0.8
Income tax provision	22.3%	22.8%	28.6%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2015	2014
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$66,410	$73,812
Other	89	3,044
Gross deferred income tax assets	66,499	76,856
Deferred income tax liabilities
Deferred acquisition costs	41,699	36,915
Net unrealized gains on Available-for Sale securities	15,549	29,914
Investment related	6	18,148
DSIC	5,911	5,939
Other	130	657
Gross deferred income tax liabilities	63,295	91,573
Net deferred income tax assets (liabilities)	$3,204	$(14,717)

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2015 and 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2015	2014	2013
Balance at January 1	$7,249	$7,562	$4,210
Additions based on tax positions related to the current year	410	524	625
Additions for tax positions of prior years	2,026	59	2,727
Reductions for tax positions of prior years	(5,360)	(896)	—
Balance at December 31	$4,325	$7,249	$7,562

If recognized, approximately $117 thousand, $67 thousand and $904 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2015, 2014 and 2013, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by approximately $4.2 million in the next 12 months primarily due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $216 thousand, $119 thousand and $60 thousand in interest and penalties for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, the Company had a payable of $2.6 million and $2.4 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, tax years 1997 through 2006, 2008 and 2009, remain open for certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2015 and 2014, the Company’s funding commitments for commercial mortgage loan commitments was $2.1 million and $1.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2015, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

RiverSource Life Insurance Co. of New York

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At both December 31, 2015 and 2014, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12205-0555

1-800-504-0469

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, NY.

© 2008-2016 RiverSource Life Insurance Company. All rights reserved.

45313 CA (5/16)